UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-04000

CALVERT VARIABLE PRODUCTS, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2011

Item 1.  Report to Stockholders.

Calvert VP SRI Large Cap Value Portfolio

Semi-Annual Report

June 30, 2011

Calvert INVESTMENTS®

A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Calvert Investment Management, Inc.

Investment Performance

Equity markets fluctuated with global political and economic news throughout the first half of the year, particularly in reaction to the political turmoil in North Africa and the Middle East, the tragedy in Japan, the European sovereign debt crisis, the state of the U.S. economic recovery with the end of the Federal Reserve’s (Fed’s) QE2 program, and uncertainty around the raising of the U.S. debt ceiling.

For the six-month period, the Russell 1000 Index and the Standard & Poor’s 500 Index returned 6.37% and 6.02% respectively, while the MSCI EAFE Index was up 5.35% and the MSCI Emerging Markets Index was up 1.03%. Small caps performed in line with their large-cap counterparts, with the Russell 2000 Index returning 6.21%. Growth stocks outperformed value stocks, with the Russell 1000 Growth Index returning 6.83% and the Russell 1000 Value Index returning 5.92% during the first half of 2011.

U.S. companies once again showed strength, with many beating analysts’ estimates on earnings, and, in many cases, on the top line. In fact, 67.7% of S&P 500 companies beat analysts’ earnings estimates, led by Technology and Health Care companies. However, margins for many U.S. companies are coming in at lower levels than a year ago.

The market has rotated toward more-defensive sectors, prompted by the completion of the Fed’s stimulative QE2 program in June, a sell-off in commodities markets, the intensifying sovereign debt crisis in Europe, generally softer economic data, and high debt levels in the United States.

Despite some recovery after the Greek parliament’s approval of austerity measures and the IMF’s bailout loan to Portugal in May, concerns about global economic growth prospects related to potential contagion caused by sovereign debt default in Europe drove investor sentiment. While

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.84%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total return is not annualized for periods of one year or less.

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we don’t see a high probability of the United States going into recession due to Greece’s sovereign debt default, this possibility will likely keep the eurozone’s economic growth subdued. There remains strong sentiment among investors that some of the eurozone nations are likely to leave the currency union in the next several years and default on their sovereign debt despite the austerity measures put in place by many of these nations, including Ireland, Spain, Greece, and Portugal.

Inflation is becoming more of a focus for investors worldwide as food and energy prices increase, causing concerns about global economic growth, especially in emerging economies. China, the world’s second-largest economy, is allowing its currency to appreciate as the country battles inflation, which was 5.5% as of the most recent data available at the end of June. If the fight against inflation, aggressive capital spending, and a hyperactive real-estate market are not successful, China’s economy may have a hard landing, which would have a pronounced negative impact on the world economy. Credit and asset bubbles that may be developing in that country continue to be a potential source of risk which seems to be largely overlooked by investors.

% of Total
ECONOMIC SECTORS	Investments
Consumer Discretionary	6.8%
Consumer Staples	10.2%
Energy	13.9%
Financials	20.6%
Health Care	11.4%
Industrials	8.8%
Information Technology	10.6%
Materials	3.9%
Telecommunication Services	5.6%
Time Deposit	4.0%
Utilities	4.2%
Total	100%

Despite increases in food and energy prices, the latest data available as of the end of June showed that core inflation in the U.S. remains low (1.2%) and unemployment high (9.2%), driving the Fed to continue to call for an accommodative monetary policy. At the same time, the Fed’s recent position is that the economy is expanding at a moderate pace. If and when the growth rate accelerates--and we think that can happen in the next 12 months--Fed policy will likely become less accommodative.

The recent retrenchment in markets in reaction to mixed economic news is appropriate given the risks in the system. Negative ramifications from supply-chain disruptions caused by the events in Japan, extreme weather in parts of the United States, job cutting at the municipal level, and the expiration of QE2 are having a short-term negative impact on economic growth and employment. However, the United States still looks better than the rest of the world.

outlook

Despite the summer doldrums in equity markets and growing investor pessimism, we do not subscribe to the double-dip recession sentiment that became more prevalent during the second quarter. QE2 rolled off at the end of the quarter and, if bank loans continue to grow, the end of that program should have less of an impact on the markets. Moreover, the portion of demand not met due to the catastrophic events in Japan should not be a permanent loss in global gross domestic product but rather a deferral into the second half of 2011 once the supply chain is restored, creating a significant possibility for an upside surprise.

As demand recovers, we may see positive earnings surprises from U.S. companies, beating pessimistic consensus estimates. Fuel prices are also retreating somewhat, which should help consumer spending. The pull-back in oil prices to a four-month low in June—after the International Energy Agency said crude will be released from strategic reserves—should help support the global economic recovery and mitigate inflation concerns.

We believe the U.S. economy can withstand a mild shock from a European default crisis provided it doesn’t engulf U.S. banks. We also believe the current softening in the economic data is temporary. If a political agreement is reached for deficit reduction and an increase in the debt ceiling, equity markets are likely to react positively.

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Since shifts and developments can occur quickly in a recovering economy, we encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2011

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Actual	$1,000.00	$1,037.60	$3.77

Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.09	$3.74

* Expenses are equal to the Fund’s annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2011

EQUITY SECURITIES - 95.0%	shares	value
Beverages - 0.8%
Coca-Cola Co.	16,600	$1,117,014

Capital Markets - 4.7%
AllianceBernstein Holding LP*	69,900	1,358,856
Goldman Sachs Group, Inc	10,300	1,370,827
Legg Mason, Inc.	42,900	1,405,404
Morgan Stanley	109,700	2,524,197
		6,659,284

Chemicals - 1.8%
Dow Chemical Co.	70,400	2,534,400

Commercial Banks - 3.9%
US Bancorp	105,100	2,681,101
Wells Fargo & Co	101,000	2,834,060
		5,515,161

Communications Equipment - 1.5%
Cisco Systems, Inc.	107,700	1,681,197
Motorola Mobility Holdings, Inc.*	23,250	512,430
		2,193,627

Computers & Peripherals - 1.5%
Hewlett-Packard Co	60,800	2,213,120

Diversified Financial Services - 5.7%
Bank of America Corp.	240,984	2,641,184
CME Group, Inc.	7,900	2,303,561
JPMorgan Chase & Co.	77,204	3,160,732
		8,105,477

Diversified Telecommunication Services - 5.5%
AT&T, Inc.	111,500	3,502,215
Frontier Communications Corp	281,177	2,269,098
Verizon Communications, Inc.	56,600	2,107,218
		7,878,531

Electric Utilities - 4.2%
Duke Energy Corp	170,244	3,205,694
Exelon Corp	64,600	2,767,464
		5,973,158

Electrical Equipment - 1.9%
Emerson Electric Co.	47,400	2,666,250

Electronic Equipment & Instruments - 2.0%
TE Connectivity Ltd	76,125	2,798,355

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EQUITY SECURITIES - cont’d	shares	value
Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc.	30,500	$2,147,505

Food & Staples Retailing - 4.7%
CVS Caremark Corp.	93,300	3,506,214
Wal-Mart Stores, Inc.	59,000	3,135,260
		6,641,474

Food Products - 2.4%
Unilever NV, NY Shares	104,900	3,445,965

Health Care Equipment & Supplies - 1.3%
Covidien plc	34,325	1,827,120

Health Care Providers & Services - 1.9%
WellPoint, Inc.	33,600	2,646,672

Household Durables - 0.9%
Sony Corp. (ADR)	47,000	1,240,330

Household Products - 2.2%
Procter & Gamble Co	48,900	3,108,573

Industrial Conglomerates - 6.8%
3M Co.	37,300	3,537,905
General Electric Co	176,900	3,336,334
Tyco International Ltd	56,425	2,789,088
		9,663,327

Insurance - 6.1%
Berkshire Hathaway, Inc., Class B*	31,950	2,472,611
Hartford Financial Services Group, Inc	115,800	3,053,646
MetLife, Inc.	73,300	3,215,671
		8,741,928

Internet Software & Services - 1.2%
Google, Inc.*	3,400	1,721,692

IT Services - 1.6%
International Business Machines Corp.	13,300	2,281,615

Media - 5.8%
CBS Corp., Class B	56,574	1,611,793
Comcast Corp	37,700	955,318
Gannett Co., Inc	42,600	610,032
News Corp., Class B	129,600	2,343,168
Time Warner, Inc.	75,966	2,762,883
		8,283,194

Metals & Mining - 2.1%
Newmont Mining Corp	54,600	2,946,762

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EQUITY SECURITIES - cont’d	shares	value
Oil, Gas & Consumable Fuels - 12.3%
ConocoPhillips	45,942	$3,454,379
Devon Energy Corp.	35,200	2,774,112
Exxon Mobil Corp	31,300	2,547,194
Marathon Oil Corp	61,700	3,250,356
Royal Dutch Shell plc (ADR)	49,600	3,528,048
Spectra Energy Corp.	69,072	1,893,264
		17,447,353

Pharmaceuticals - 8.1%
GlaxoSmithKline plc (ADR)	65,900	2,827,110
Johnson & Johnson	41,000	2,727,320
Merck & Co., Inc.	89,000	3,140,810
Pfizer, Inc	138,000	2,842,800
		11,538,040

Software - 2.6%
Microsoft Corp.	139,900	3,637,400

Total Equity Securities (Cost $136,333,668)		134,973,327

	Principal
tIme dePosIt - 4.0%	amount
State Street Time Deposit, 0.098%, 7/1/11	$5,652,365	5,652,365

Total Time Deposit (Cost $5,652,365)		5,652,365

TOTAL INVESTMENTS (Cost $141,986,033) - 99.0%		140,625,692
Other assets and liabilities, net - 1.0%		1,434,726
net assets - 100%		$142,060,418

net assets consIst of:
Paid-in capital applicable to 2,049,088 shares of common stock outstanding;
$0.10 par value, 40,000,000 shares authorized		$180,226,016
Undistributed net investment income		2,059,730
Accumulated net realized gain (loss) on investments		(38,864,987)
Net unrealized appreciation (depreciation) on investments		(1,360,341)

net assets		$142,060,418

net asset value Per share		$69.33

*Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $23,682)	$1,971,625
Interest income	165
Total investment income	1,971,790

Expenses:
Investment advisory fee	524,219
Transfer agency fees and expenses	825
Directors’ fees and expenses	12,363
Administrative fees	81,909
Accounting fees	13,656
Custodian fees	8,149
Reports to shareholders	28,967
Professional fees	14,798
Miscellaneous	4,924
Total expenses	689,810
Reimbursement from Advisor	(76,469)
Fees paid indirectly	(2,006)
Net expenses	611,335

net Investment Income	1,360,455

realIzed and unrealIzed gaIn (loss) on Investments
Net realized gain (loss)	691,548
Change in unrealized appreciation (depreciation)	3,958,485

net realIzed and unrealIzed gaIn (loss) on Investments	4,650,033

Increase (decrease) In net assets
resultIng from oPeratIons	$6,010,488

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
Increase (decrease) In net assets	2011	2010
Operations:
Net investment income	$1,360,455	$2,810,099
Net realized gain (loss) on investments	691,548	(7,931,513)
Change in unrealized appreciation (depreciation)	3,958,485	21,738,907

Increase (decrease) In net assets
resultIng from oPeratIons	6,010,488	16,617,493

Distributions to shareholders from:
Net investment income	—	(2,397,775)
Total distributions	—	(2,397,775)

Capital share transactions:
Shares sold	2,138,564	8,141,260
Reinvestment of distributions	—	2,397,769
Shares redeemed	(30,951,333)	(37,959,221)
Total capital share transactions	(28,812,769)	(27,420,192)

total Increase (decrease) In net assets	(22,802,281)	(13,200,474)

net assets
Beginning of period	164,862,699	178,063,173
End of period (including undistributed net investment
income of $2,059,730 and $699,275, respectively)	$142,060,418	$164,862,699

capital share activity
Shares sold	30,502	130,608
Reinvestment of distributions	—	35,965
Shares redeemed	(448,610)	(630,216)
Total capital share activity	(418,108)	(463,643)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert VP SRI Large Cap Value Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these

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events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
Investments In securItIes	Level 1	Level 2	Level 3	Total
Equity securities*	$134,973,327	—	—	$134,973,327
Other debt obligations	—	$5,652,365	—	5,652,365
TOTAL	$134,973,327	$5,652,365	—	$140,625,692

*For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

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Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .64% of the Portfolio’s average daily net assets. Under the terms of the agreement, $77,016 was payable at period end. In addition, $54 was payable at period end for operating expenses paid by the Advisor during June 2011.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2012. The contractual expense cap is .76% (.74% prior to May 1, 2011). For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .10% of the Portfolio’s average daily net assets. Under the terms of the agreement, $12,049 was payable at period end.

Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $32 for the six months ended June 30, 2011. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

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Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $15,463,882 and $46,134,504, respectively.

capital Loss carryforwards

Expiration Date
31-Dec-15	($2,277,422)
31-Dec-17	(29,115,098)
31-Dec-18	(7,929,337)

The Portfolio’s use of net capital loss carryforwards acquired from Ameritas Income & Growth Portfolio may be limited under certain tax provisions. Capital losses may be used to offset future taxable capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$13,922,039
Unrealized (depreciation)	(15,417,227)
Net unrealized appreciation/(depreciation)	($1,495,188)

Federal income tax cost of investments	$142,120,880

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NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2011.

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
	2011	(z)	2010 (z)	2009
Net asset value, beginning	$66.82		$60.76	$49.45
Income from investment operations:
Net investment income	.58		1.05	1.16
Net realized and unrealized gain (loss)	1.93		6.00	11.41
Total from investment operations	2.51		7.05	12.57
Distributions from:
Net investment income	—		(.99)	(1.14)
Net realized gain	—		—	(.12)
Total distributions	—		(.99)	(1.26)
Total increase (decrease) in net asset value	2.51		6.06	11.31
Net asset value, ending	$69.33		$66.82	$60.76

Total return*	3.76%		11.60%	25.40%
Ratios to average net assets: A
Net investment income	1.66	% (a)	1.70%	2.19%
Total expenses	.84	% (a)	.84%	.85%
Expenses before offsets	.75	% (a)	.74%	.74%
Net expenses	.75	% (a)	.74%	.74%
Portfolio turnover	10%		27%	29%
Net assets, ending (in thousands)	$142,060		$164,863	$178,063

			Years ended
	December 31,		December 31,	December 31,
	2008		2007	2006
Net asset value, beginning	$92.96		$101.12	$91.78
Income from investment operations:
Net investment income	.61		1.64	1.42
Net realized and unrealized gain (loss)	(34.05)		(.06)	18.02
Total from investment operations	(33.44)		1.58	19.44
Distributions from:
Net investment income	(1.95)		(1.42)	(1.42)
Net realized gain	(8.12)		(8.32)	(8.68)
Total distributions	(10.07)		(9.74)	(10.10)
Total increase (decrease) in net asset value	(43.51)		(8.16)	9.34
Net asset value, ending	$49.45		$92.96	$101.12

Total return*	(39.49%)		1.40%	23.12%
Ratios to average net assets: A
Net investment income	2.14%		1.61%	1.57%
Total expenses	.90%		.87%	.88%
Expenses before offsets	.90%		.87%	.88%
Net expenses	.90%		.87%	.88%
Portfolio turnover	34%		42%	61%
Net assets, ending (in thousands)	$144,425		$58,157	$62,428

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a)	Annualized.
(z)	Per share figures calculated using the Average Shares Method.
*	Total return is not annualized for periods less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

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The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP S&P 500 Index Portfolio

Semi-Annual Report

June 30, 2011

Calvert INVESTMENTS®

A UNIFI Company®

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP S&P 500 INDEX PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Summit Investment Advisors, Inc., Subadvisor

Investment ClImate

Equity markets fluctuated with global political and economic news throughout the first half of the year, particularly in reaction to the political turmoil in North Africa and the Middle East, the tragedy in Japan, the European sovereign debt crisis, the state of the U.S. economic recovery with the end of the Federal Reserve’s (Fed’s) QE2 program, and uncertainty around the raising of the U.S. debt ceiling.

For the six-month period, the Russell 1000 Index and the Standard & Poor’s 500 Index returned 6.37% and 6.02% respectively, while the MSCI EAFE Index was up 5.35% and the MSCI Emerging Markets Index was up 1.03%. Small caps performed in line with their large-cap counterparts, with the Russell 2000 Index returning 6.21%. Growth stocks outperformed value stocks, with the Russell 1000 Growth Index returning 6.83% and the Russell 1000 Value Index returning 5.92% during the first half of 2011.

U.S. companies once again showed strength, with many beating analysts’ estimates on earnings, and, in many cases, on the top line. In fact, 67.7% of S&P 500 companies beat analysts’ earnings estimates, led by Technology and Health Care companies. However, margins for many U.S. companies are coming in at lower levels than a year ago.

The market has rotated toward more-defensive sectors, prompted by the completion of the Fed’s stimulative QE2 program in June, a sell-off in commodities markets, the intensifying sovereign debt crisis in Europe, generally softer economic data, and high debt levels in the United States.

Despite some recovery after the Greek parliament’s approval of austerity measures and the IMF’s bailout loan to Portugal in May, concerns about global economic growth prospects related

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.46%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total return is not annualized for periods of one year or less.

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% of total
eConomIC seCtors	Investments
Consumer Discretionary	10.3%
Consumer Staples	10.2%
Energy	12.2%
Exchange Traded Funds	2.3%
Financials	14.4%
Government	0.2%
Health Care	11.0%
Industrials	10.7%
Information Technology	17.0%
Materials	3.5%
Telecommunication Services	3.0%
Time Deposit	1.9%
Utilities	3.3%

Total	100%

to potential contagion caused by sovereign debt default in Europe drove investor sentiment. While we don’t see a high probability of the United States going into recession due to Greece’s sovereign debt default, this possibility will likely keep the eurozone’s economic growth subdued. There remains strong sentiment among investors that some of the eurozone nations are likely to leave the currency union in the next several years and default on their sovereign debt despite the austerity measures put in place by many of these nations, including Ireland, Spain, Greece, and Portugal.

Inflation is becoming more of a focus for investors worldwide as food and energy prices increase, causing concerns about global economic growth, especially in emerging economies. China, the world’s second-largest economy, is allowing its currency to appreciate as the country battles inflation, which was 5.5% as of the most recent data available at the end of June. If the fight against inflation, aggressive capital spending, and a hyperactive real-estate market are not successful, China’s economy may have a hard landing, which would have a pronounced negative impact on the world economy. Credit and asset bubbles that may be developing in that country continue to be a potential source of risk which seems to be largely overlooked by investors.

Despite increases in food and energy prices, the latest data available as of the end of June showed that core inflation in the U.S. remains low (1.2%) and unemployment high (9.2%), driving the Fed to continue to call for an accommodative monetary policy. At the same time, the Fed’s recent position is that the economy is expanding at a moderate pace. If and when the growth rate accelerates--and we think that can happen in the next 12 months--Fed policy will likely become less accommodative.

The recent retrenchment in markets in reaction to mixed economic news is appropriate given the risks in the system. Negative ramifications from supply-chain disruptions caused by the events in Japan, extreme weather in parts of the United States, job cutting at the municipal level, and the expiration of QE2 are having a short-term negative impact on economic growth and employment. However, the United States still looks better than the rest of the world.

outlook

Despite the summer doldrums in equity markets and growing investor pessimism, we do not subscribe to the double-dip recession sentiment that became more prevalent during the second quarter. QE2 rolled off at the end of the quarter and, if bank loans continue to grow, the end of that program should have less of an impact on the markets. Moreover, the portion of demand not met due to the catastrophic events in Japan should not be a permanent loss in global gross domestic product but rather a deferral into the second half of 2011 once the supply chain is restored, creating a significant possibility for an upside surprise.

As demand recovers, we may see positive earnings surprises from U.S. companies, beating pessimistic consensus estimates. Fuel prices are also retreating somewhat, which should help consumer spending. The pull-back in oil prices to a four-month low in June—after the International Energy Agency said crude will be released from strategic reserves—should help support the global economic recovery and mitigate inflation concerns.

We believe the U.S. economy can withstand a mild shock from a European default crisis provided it doesn’t engulf U.S. banks. We also believe the current softening in the economic data is temporary. If a political agreement is reached for

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deficit reduction and an increase in the debt ceiling, equity markets are likely to react positively.

Since shifts and developments can occur quickly in a recovering economy, we encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2011

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNTVALUE	DURINGPERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Actual	$1,000.00	$1,058.30	$1.97

Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.88	$1.94

* Expenses are equal to the Fund’s annualized expense ratio of .39%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Statement of net aSSetS
JUne 30, 2011

EQUITY SECURITIES - 95.7%	shares	value
Aerospace & Defense - 2.7%
General Dynamics Corp.	7,802	$581,405
Goodrich Corp.	2,619	250,114
Honeywell International, Inc.	16,507	983,652
ITT Corp.	3,861	227,529
L-3 Communications Holdings, Inc.	2,226	194,664
Lockheed Martin Corp.	5,973	483,634
Northrop Grumman Corp.	6,140	425,809
Precision Castparts Corp.	3,018	496,914
Raytheon Co.	7,471	372,429
Rockwell Collins, Inc.	3,124	192,720
Textron, Inc.	5,792	136,749
The Boeing Co.	15,485	1,144,806
United Technologies Corp.	19,197	1,699,126
		7,189,551

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	3,418	269,475
Expeditors International of Washington, Inc.	4,454	228,000
FedEx Corp.	6,621	628,002
United Parcel Service, Inc., Class B	20,685	1,508,557
		2,634,034

Airlines - 0.1%
Southwest Airlines Co.	16,605	189,629

Auto Components - 0.3%
Goodyear Tire & Rubber Co.*	4,829	80,982
Johnson Controls, Inc.	14,230	592,822
		673,804

Automobiles - 0.5%
Ford Motor Co.*	79,665	1,098,581
Harley-Davidson, Inc.	4,956	203,047
		1,301,628

Beverages - 2.4%
Brown-Forman Corp., Class B	2,063	154,085
Coca-Cola Co.	48,016	3,230,997
Coca-Cola Enterprises, Inc.	6,736	196,557
Constellation Brands, Inc.*	3,522	73,328
Dr Pepper Snapple Group, Inc.	4,520	189,524
Molson Coors Brewing Co., Class B	3,333	149,118
PepsiCo, Inc.	33,153	2,334,966
		6,328,575

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EQUITY SECURITIES - Cont’d	shares	value
Biotechnology - 1.2%
Amgen, Inc.*	19,501	$1,137,883
Biogen Idec, Inc.*	5,068	541,871
Celgene Corp.*	9,707	585,526
Cephalon, Inc.*	1,613	128,879
Gilead Sciences, Inc.*	16,508	683,596
		3,077,755

Building Products - 0.0%
Masco Corp.	7,125	85,714

Capital Markets - 2.2%
Ameriprise Financial, Inc.	4,990	287,823
Bank of New York Mellon Corp.	26,044	667,247
BlackRock, Inc.	2,016	386,689
Charles Schwab Corp.	21,008	345,582
E*Trade Financial Corp.*	5,579	76,990
Federated Investors, Inc., Class B	1,821	43,413
Franklin Resources, Inc.	3,025	397,152
Goldman Sachs Group, Inc.	10,859	1,445,224
Invesco Ltd.	9,692	226,793
Janus Capital Group, Inc.	3,994	37,704
Legg Mason, Inc.	3,070	100,573
Morgan Stanley	32,398	745,478
Northern Trust Corp.	5,072	233,109
State Street Corp.	10,572	476,692
T. Rowe Price Group, Inc.	5,448	328,732
		5,799,201

Chemicals - 2.1%
Air Products & Chemicals, Inc.	4,444	424,757
Airgas, Inc	1,403	98,266
CF Industries Holdings, Inc.	1,499	212,363
Dow Chemical Co.	24,657	887,652
Eastman Chemical Co.	1,436	146,573
Ecolab, Inc.	4,866	274,345
EI Du Pont de Nemours & Co.	19,479	1,052,840
FMC Corp.	1,441	123,955
International Flavors & Fragrances, Inc.	1,588	102,013
Monsanto Co.	11,242	815,495
PPG Industries, Inc.	3,284	298,154
Praxair, Inc.	6,378	691,311
Sherwin-Williams Co.	1,795	150,547
Sigma-Aldrich Corp.	2,555	187,486
		5,465,757

Commercial Banks - 2.6%
BB&T Corp.	14,608	392,079
Comerica, Inc.	3,504	121,133
Fifth Third Bancorp	19,270	245,692
First Horizon National Corp.	5,102	48,674
Huntington Bancshares, Inc.	17,244	113,121
KeyCorp	19,943	166,125

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EQUITY SECURITIES - Cont’d	shares	value
Commercial Banks - Cont’d
M&T Bank Corp.	2,588	$227,615
Marshall & Ilsley Corp.	10,508	83,749
PNC Financial Services Group, Inc.	11,038	657,975
Regions Financial Corp	26,354	163,395
SunTrust Banks, Inc.	11,261	290,534
US Bancorp	40,410	1,030,859
Wells Fargo & Co	110,936	3,112,864
Zions Bancorporation	3,856	92,582
		6,746,397

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	2,181	84,252
Cintas Corp.	2,646	87,397
Iron Mountain, Inc.	4,209	143,485
Pitney Bowes, Inc.	4,108	94,443
Republic Services, Inc.	6,364	196,329
RR Donnelley & Sons Co.	3,729	73,126
Stericycle, Inc.*	1,801	160,505
Waste Management, Inc.	9,946	370,688
		1,210,225

Communications Equipment - 1.9%
Cisco Systems, Inc.	115,363	1,800,816
F5 Networks, Inc.*	1,701	187,535
Harris Corp.	2,564	115,534
JDS Uniphase Corp.*	4,408	73,437
Juniper Networks, Inc.*	11,181	352,203
Motorola Mobility Holdings, Inc.*	6,187	136,361
Motorola Solutions, Inc.*	7,122	327,897
QUALCOMM, Inc.	35,017	1,988,615
Tellabs, Inc.	7,569	34,893
		5,017,291

Computers & Peripherals - 4.1%
Apple, Inc.*	19,351	6,495,550
Dell, Inc.*	34,437	574,065
EMC Corp.*	43,156	1,188,948
Hewlett-Packard Co	43,343	1,577,685
Lexmark International, Inc.*	1,561	45,675
NetApp, Inc.*	7,716	407,250
SanDisk Corp.*	5,000	207,500
Western Digital Corp.*	4,875	177,353
		10,674,026

Construction & Engineering - 0.2%
Fluor Corp.	3,553	229,737
Jacobs Engineering Group, Inc.*	2,500	108,125
Quanta Services, Inc.*	4,191	84,658
		422,520

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 10

EQUITY SECURITIES - Cont’d	shares	value
Construction Materials - 0.0%
Vulcan Materials Co.	2,550	$98,252

Consumer Finance - 0.8%
American Express Co.	21,937	1,134,143
Capital One Financial Corp.	9,630	497,582
Discover Financial Services	11,441	306,047
SLM Corp.	11,062	185,952
		2,123,724

Containers & Packaging - 0.1%
Ball Corp.	3,372	129,687
Bemis Co., Inc.	2,169	73,269
Owens-Illinois, Inc.*	3,251	83,908
Sealed Air Corp.	3,172	75,462
		362,326

Distributors - 0.1%
Genuine Parts Co.	3,300	179,520

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	2,607	113,874
DeVry, Inc.	1,339	79,175
H&R Block, Inc.	6,132	98,357
		291,406

Diversified Financial Services - 3.6%
Bank of America Corp.	212,533	2,329,362
Citigroup, Inc.	61,259	2,550,825
CME Group, Inc.	1,407	410,267
IntercontinentalExchange, Inc.*	1,542	192,303
JPMorgan Chase & Co.	83,346	3,412,185
Leucadia National Corp	4,155	141,685
Moody’s Corp.	4,077	156,353
NYSE Euronext	5,491	188,177
The NASDAQ OMX Group, Inc.*	3,020	76,406
		9,457,563

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	124,211	3,901,468
CenturyLink, Inc.	12,596	509,256
Frontier Communications Corp	20,874	168,453
Verizon Communications, Inc.	59,338	2,209,154
Windstream Corp.	10,696	138,620
		6,926,951

Electric Utilities - 1.7%
American Electric Power Co., Inc.	10,105	380,756
Duke Energy Corp.	27,924	525,809
Edison International	6,834	264,818
Entergy Corp.	3,733	254,889
Exelon Corp.	13,893	595,176
FirstEnergy Corp.	8,772	387,284

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 11

EQUITY SECURITIES - Cont’d	shares	value
Electric Utilities - Cont’d
NextEra Energy, Inc.	8,850	$508,521
Northeast Utilities	3,501	123,130
Pepco Holdings, Inc.	4,452	87,393
Pinnacle West Capital Corp	2,247	100,171
PPL Corp	12,105	336,882
Progress Energy, Inc.	6,178	296,606
Southern Co.	17,810	719,168
		4,580,603

Electrical Equipment - 0.5%
Emerson Electric Co.	15,766	886,837
Rockwell Automation, Inc.	3,027	262,623
Roper Industries, Inc.	2,011	167,516
		1,316,976

Electronic Equipment & Instruments - 0.4%
Amphenol Corp.	3,695	199,493
Corning, Inc.	32,928	597,643
FLIR Systems, Inc.	3,143	105,951
Jabil Circuit, Inc.	4,017	81,143
Molex, Inc.	2,736	70,507
		1,054,737

Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	9,116	661,457
Cameron International Corp.*	5,139	258,440
Diamond Offshore Drilling, Inc.	1,382	97,307
FMC Technologies, Inc.*	5,041	225,786
Halliburton Co.	19,192	978,792
Helmerich & Payne, Inc.	2,244	148,373
Nabors Industries Ltd.*	6,027	148,505
National Oilwell Varco, Inc.	8,874	694,036
Noble Corp.	5,130	202,173
Rowan Co.’s, Inc.*	2,619	101,643
Schlumberger Ltd.	28,461	2,459,031
		5,975,543

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	9,163	744,402
CVS Caremark Corp.	28,440	1,068,775
Kroger Co.	12,761	316,473
Safeway, Inc.	7,584	177,238
SUPERVALU, Inc.	4,582	43,117
Sysco Corp	12,238	381,581
Walgreen Co.	19,201	815,274
Wal-Mart Stores, Inc.	40,059	2,128,735
Whole Foods Market, Inc.	3,133	198,789
		5,874,384

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 12

EQUITY SECURITIES - Cont’d	shares	value
Food Products - 1.7%
Archer-Daniels-Midland Co.	14,305	$431,296
Campbell Soup Co.	3,877	133,950
ConAgra Foods, Inc	8,576	221,347
Dean Foods Co.*	3,917	48,062
General Mills, Inc.	13,390	498,376
H.J. Heinz Co.	6,750	359,640
Hershey Co.	3,216	182,830
Hormel Foods Corp.	2,754	82,097
J.M. Smucker Co.	2,375	181,545
Kellogg Co.	5,252	290,541
Kraft Foods, Inc.	36,870	1,298,930
McCormick & Co., Inc.	2,648	131,261
Mead Johnson Nutrition Co	4,286	289,519
Sara Lee Corp.	11,962	227,158
Tyson Foods, Inc.	5,927	115,102
		4,491,654

Gas Utilities - 0.1%
Nicor, Inc.	945	51,729
Oneok, Inc.	2,247	166,301
		218,030

Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	11,963	714,072
Becton Dickinson & Co.	4,588	395,348
Boston Scientific Corp.*	32,053	221,486
C.R. Bard, Inc.	1,797	197,418
CareFusion Corp.*	4,579	124,398
Covidien plc	10,483	558,010
DENTSPLY International, Inc.	2,966	112,945
Edwards Lifesciences Corp.*	2,320	202,258
Intuitive Surgical, Inc.*	824	306,619
Medtronic, Inc.	22,430	864,228
St. Jude Medical, Inc.	6,897	328,849
Stryker Corp.	6,999	410,771
Varian Medical Systems, Inc.*	2,418	169,308
Zimmer Holdings, Inc.*	4,026	254,443
		4,860,153

Health Care Providers & Services - 2.1%
Aetna, Inc.	7,960	350,956
AmerisourceBergen Corp.	5,746	237,884
Cardinal Health, Inc.	7,353	333,973
CIGNA Corp.	5,675	291,865
Coventry Health Care, Inc.*	2,948	107,514
DaVita, Inc.*	1,932	167,331
Express Scripts, Inc.*	11,105	599,448
Humana, Inc.	3,532	284,467
Laboratory Corp. of America Holdings*	2,044	197,839
McKesson Corp.	5,288	442,341
Medco Health Solutions, Inc.*	8,386	473,977
Patterson Co.’s, Inc	1,980	65,122

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 13

EQUITY SECURITIES - Cont’d	shares	value
Health Care Providers & Services - Cont’d
Quest Diagnostics, Inc.	3,300	$195,030
Tenet Healthcare Corp.*	10,103	63,043
UnitedHealth Group, Inc.	22,724	1,172,104
WellPoint, Inc.	7,701	606,608
		5,589,502

Health Care Technology - 0.1%
Cerner Corp.*	3,034	185,408

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	9,058	340,853
Chipotle Mexican Grill, Inc.*	653	201,248
Darden Restaurants, Inc.	2,753	136,989
International Game Technology	5,925	104,161
Marriott International, Inc.	5,956	211,375
McDonald’s Corp.	21,763	1,835,056
Starbucks Corp.	15,722	620,862
Starwood Hotels & Resorts Worldwide, Inc.	4,092	229,316
Wyndham Worldwide Corp.	3,553	119,558
Wynn Resorts Ltd	1,596	229,090
Yum! Brands, Inc.	9,765	539,419
		4,567,927

Household Durables - 0.3%
D.R. Horton, Inc.	5,562	64,074
Fortune Brands, Inc.	3,234	206,232
Harman International Industries, Inc.	1,447	65,940
Leggett & Platt, Inc.	2,911	70,970
Lennar Corp.	3,161	57,372
Newell Rubbermaid, Inc.	5,761	90,909
Pulte Group, Inc.*	6,859	52,542
Whirlpool Corp.	1,510	122,793
		730,832

Household Products - 2.0%
Clorox Co.	2,762	186,269
Colgate-Palmolive Co.	10,254	896,302
Kimberly-Clark Corp.	8,135	541,466
Procter & Gamble Co.	58,546	3,721,769
		5,345,806

Independent Power Producers & Energy Traders - 0.2%
AES Corp.*	13,259	168,920
Constellation Energy Group, Inc.	4,014	152,371
NRG Energy, Inc.*	5,032	123,687
		444,978

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 14

EQUITY SECURITIES - Cont’d	shares	value
Industrial Conglomerates - 2.5%
3M Co.	14,904	$1,413,644
Danaher Corp.	11,421	605,199
General Electric Co	222,443	4,195,275
Tyco International Ltd.	9,836	486,194
		6,700,312

Insurance - 3.6%
ACE Ltd.	7,077	465,808
Aflac, Inc.	9,810	457,931
Allstate Corp.	10,969	334,884
American International Group, Inc.*	9,150	268,278
AON Corp.	6,933	355,663
Assurant, Inc.	2,117	76,784
Berkshire Hathaway, Inc., Class B*	36,312	2,810,186
Chubb Corp.	6,136	384,175
Cincinnati Financial Corp.	3,233	94,339
Genworth Financial, Inc.*	9,721	99,932
Hartford Financial Services Group, Inc.	9,339	246,269
Lincoln National Corp.	6,575	187,322
Loews Corp.	6,517	274,300
Marsh & McLennan Co.’s, Inc.	11,489	358,342
MetLife, Inc.	22,171	972,642
Principal Financial Group, Inc.	6,739	205,000
Progressive Corp.	13,711	293,141
Prudential Financial, Inc.	10,236	650,907
Torchmark Corp	1,607	103,073
Travelers Co.’s, Inc.	8,668	506,038
Unum Group	6,495	165,493
XL Group plc	6,424	141,199
		9,451,706

Internet & Catalog Retail - 0.9%
Amazon.com, Inc.*	7,490	1,531,630
Expedia, Inc.	4,128	119,671
Netflix, Inc.*	914	240,099
priceline.com, Inc.*	1,041	532,919
		2,424,319

Internet Software & Services - 1.6%
Akamai Technologies, Inc.*	3,916	123,236
eBay, Inc.*	23,956	773,060
Google, Inc.*	5,272	2,669,635
Monster Worldwide, Inc.*	2,716	39,817
VeriSign, Inc	3,460	115,772
Yahoo!, Inc.*	27,328	411,013
		4,132,533

IT Services - 3.1%
Automatic Data Processing, Inc.	10,481	552,139
Cognizant Technology Solutions Corp.*	6,381	467,982
Computer Sciences Corp.	3,068	116,461
Fidelity National Information Services, Inc.	5,644	173,779

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 15

EQUITY SECURITIES - Cont’d	shares	value
IT Services - Cont’d
Fiserv, Inc.*	2,984	$186,888
International Business Machines Corp.	25,344	4,347,763
MasterCard, Inc.	1,975	595,146
Paychex, Inc	6,755	207,514
SAIC, Inc.*	6,061	101,946
Teradata Corp.*	3,540	213,108
Total System Services, Inc.	3,443	63,971
Visa, Inc.	10,046	846,476
Western Union Co.	13,120	262,794
		8,135,967

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	2,824	124,058
Mattel, Inc.	7,147	196,471
		320,529

Life Sciences - Tools & Services - 0.5%
Agilent Technologies, Inc.*	7,300	373,103
Life Technologies Corp.*	3,644	189,743
PerkinElmer, Inc.	2,449	65,903
Thermo Fisher Scientific, Inc.*	8,039	517,631
Waters Corp.*	1,922	184,012
		1,330,392

Machinery - 2.1%
Caterpillar, Inc	13,517	1,439,020
Cummins, Inc	4,116	425,965
Deere & Co.	8,803	725,807
Dover Corp.	3,913	265,301
Eaton Corp.	7,156	368,176
Flowserve Corp.	1,112	122,198
Illinois Tool Works, Inc.	10,488	592,467
Ingersoll-Rand plc	6,948	315,509
Joy Global, Inc.	2,203	209,814
PACCAR, Inc.	7,666	391,656
Pall Corp.	2,319	130,397
Parker Hannifin Corp.	3,402	305,296
Snap-on, Inc.	1,212	75,726
Stanley Black & Decker, Inc.	3,526	254,048
		5,621,380

Media - 3.2%
Cablevision Systems Corp.	4,778	173,011
CBS Corp., Class B	14,027	399,629
Comcast Corp.	58,019	1,470,202
DIRECTV*	16,104	818,405
Discovery Communications, Inc.*	5,843	239,329
Gannett Co., Inc.	4,742	67,905
McGraw-Hill Co.’s, Inc.	6,391	267,847
News Corp.	47,930	848,361
Omnicom Group, Inc.	5,896	283,951
Scripps Networks Interactive, Inc.	1,861	90,966

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 16

EQUITY SECURITIES - Cont’d	shares	value
Media - Cont’d
The Interpublic Group of Co.’s, Inc.	9,715	$121,439
Time Warner Cable, Inc.	7,056	550,650
Time Warner, Inc.	22,460	816,870
Viacom, Inc., Class B	12,272	625,872
Walt Disney Co.	39,645	1,547,741
Washington Post Co., Class B	111	46,503
		8,368,681

Metals & Mining - 1.1%
AK Steel Holding Corp.	2,376	37,446
Alcoa, Inc.	22,311	353,853
Allegheny Technologies, Inc.	2,226	141,284
Cliffs Natural Resources, Inc.	3,034	280,493
Freeport-McMoRan Copper & Gold, Inc.	19,869	1,051,070
Newmont Mining Corp.	10,355	558,859
Nucor Corp.	6,629	273,248
Titanium Metals Corp.	1,566	28,689
United States Steel Corp.	2,854	131,398
		2,856,340

Multiline Retail - 0.7%
Big Lots, Inc.*	1,502	49,791
Family Dollar Stores, Inc.	2,503	131,558
J.C. Penney Co., Inc.	4,300	148,522
Kohl’s Corp.	5,821	291,108
Macy’s, Inc.	8,951	261,727
Nordstrom, Inc.	3,355	157,484
Sears Holdings Corp.*	919	65,654
Target Corp.	14,454	678,037
		1,783,881

Multi-Utilities - 1.2%
Ameren Corp.	5,058	145,873
Centerpoint Energy, Inc.	8,626	166,913
CMS Energy Corp.	4,964	97,741
Consolidated Edison, Inc.	6,137	326,734
Dominion Resources, Inc.	12,077	582,957
DTE Energy Co.	3,552	177,671
Integrys Energy Group, Inc.	1,595	82,685
NiSource, Inc.	5,527	111,922
PG&E Corp.	8,347	350,824
Public Service Enterprise Group, Inc.	10,611	346,343
SCANA Corp.	2,240	88,189
Sempra Energy	5,022	265,563
TECO Energy, Inc.	4,265	80,566
Wisconsin Energy Corp.	4,903	153,709
Xcel Energy, Inc.	10,155	246,766
		3,224,456

Office Electronics - 0.1%
Xerox Corp.	29,389	305,940

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 17

EQUITY SECURITIES - Cont’d	shares	value
Oil, Gas & Consumable Fuels - 10.0%
Alpha Natural Resources, Inc.*	4,752	$215,931
Anadarko Petroleum Corp.	10,435	800,991
Apache Corp.	8,043	992,426
Cabot Oil & Gas Corp.	2,153	142,765
Chesapeake Energy Corp.	13,794	409,544
Chevron Corp	42,164	4,336,146
ConocoPhillips	29,648	2,229,233
Consol Energy, Inc.	4,754	230,474
Denbury Resources, Inc.*	8,332	166,640
Devon Energy Corp.	8,872	699,202
El Paso Corp.	16,129	325,806
EOG Resources, Inc.	5,630	588,616
EQT Corp.	3,134	164,598
Exxon Mobil Corp	103,102	8,390,441
Hess Corp.	6,342	474,128
Marathon Oil Corp	14,936	786,828
Marathon Petroleum Corp.*	7,600	314,640
Murphy Oil Corp.	4,057	266,383
Newfield Exploration Co.*	2,665	181,273
Noble Energy, Inc.	3,701	331,721
Occidental Petroleum Corp.	17,050	1,773,882
Peabody Energy Corp.	5,679	334,550
Pioneer Natural Resources Co	2,449	219,357
QEP Resources, Inc.	3,707	155,064
Range Resources Corp.	3,369	186,979
Southwestern Energy Co.*	7,297	312,895
Spectra Energy Corp.	13,633	373,680
Sunoco, Inc.	2,397	99,979
Tesoro Corp.*	2,957	67,745
Valero Energy Corp.	11,961	305,843
Williams Co.’s, Inc.	12,336	373,164
		26,250,924

Paper & Forest Products - 0.1%
International Paper Co.	9,171	273,479
MeadWestvaco Corp.	3,395	113,088
		386,567

Personal Products - 0.2%
Avon Products, Inc.	9,023	252,644
Estee Lauder Co.’s, Inc.	2,391	251,509
		504,153

Pharmaceuticals - 5.5%
Abbott Laboratories, Inc.	32,600	1,715,412
Allergan, Inc.	6,393	532,217
Bristol-Myers Squibb Co.	35,782	1,036,247
Eli Lilly & Co.	21,368	801,941
Forest Laboratories, Inc.*	6,002	236,119
Hospira, Inc.*	3,519	199,386
Johnson & Johnson	57,494	3,824,501

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 18

EQUITY SECURITIES - Cont’d	shares	value
Pharmaceuticals - Cont’d
Merck & Co., Inc.	64,739	$2,284,639
Mylan, Inc.*	9,213	227,285
Pfizer, Inc.	165,722	3,413,873
Watson Pharmaceuticals, Inc.*	2,653	182,341
		14,453,961

Professional Services - 0.1%
Dun & Bradstreet Corp.	995	75,163
Equifax, Inc.	2,485	86,279
Robert Half International, Inc.	2,935	79,333
		240,775

Real Estate Investment Trusts - 1.6%
Apartment Investment & Management Co.	2,364	60,353
AvalonBay Communities, Inc.	1,831	235,100
Boston Properties, Inc.	3,054	324,213
Equity Residential	6,180	370,800
HCP, Inc.	8,516	312,452
Health Care REIT, Inc.	3,707	194,358
Host Hotels & Resorts, Inc.	14,392	243,944
Kimco Realty Corp.	8,535	159,092
Plum Creek Timber Co., Inc.	3,213	130,255
Prologis, Inc.	9,499	340,444
Public Storage	2,935	334,619
Simon Property Group, Inc.	6,152	715,047
Ventas, Inc	3,428	180,690
Vornado Realty Trust	3,439	320,446
Weyerhaeuser Co.	11,296	246,931
		4,168,744

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc.*	5,844	146,743

Road & Rail - 0.9%
CSX Corp.	23,130	606,469
Norfolk Southern Corp.	7,409	555,156
Ryder System, Inc.	1,042	59,238
Union Pacific Corp	10,288	1,074,067
		2,294,930

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc.*	11,262	78,721
Altera Corp.	6,758	313,233
Analog Devices, Inc.	6,285	245,995
Applied Materials, Inc	27,650	359,726
Broadcom Corp.*	10,008	336,669
First Solar, Inc.*	1,139	150,656
Intel Corp.	111,206	2,464,325
KLA-Tencor Corp.	3,335	135,001
Linear Technology Corp.	4,777	157,737
LSI Corp.*	12,756	90,823
MEMC Electronic Materials, Inc.*	4,520	38,556

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 19

EQUITY SECURITIES - Cont’d	shares	value
Semiconductors & Semiconductor Equipment - Cont’d
Microchip Technology, Inc.	3,995	$151,450
Micron Technology, Inc.*	18,065	135,126
National Semiconductor Corp.	5,058	124,477
Novellus Systems, Inc.*	1,827	66,028
NVIDIA Corp.*	12,591	200,638
Teradyne, Inc.*	3,535	52,318
Texas Instruments, Inc.	24,355	799,575
Xilinx, Inc.	5,571	203,174
		6,104,228

Software - 3.5%
Adobe Systems, Inc.*	10,581	332,772
Autodesk, Inc.*	4,844	186,978
BMC Software, Inc.*	3,709	202,882
CA, Inc.	7,695	175,754
Citrix Systems, Inc.*	3,943	315,440
Compuware Corp.*	4,553	44,437
Electronic Arts, Inc.*	6,973	164,563
Intuit, Inc.*	5,739	297,625
Microsoft Corp.	155,168	4,034,368
Oracle Corp.	81,729	2,689,701
Red Hat, Inc.*	4,049	185,849
Salesforce.com, Inc.*	2,528	376,621
Symantec Corp.*	15,679	309,190
		9,316,180

Specialty Retail - 1.7%
Abercrombie & Fitch Co.	1,755	117,445
AutoNation, Inc.*	1,329	48,655
AutoZone, Inc.*	542	159,809
Bed Bath & Beyond, Inc.*	5,244	306,092
Best Buy Co., Inc.	6,573	206,458
CarMax, Inc.*	4,737	156,652
GameStop Corp.*	2,806	74,836
Home Depot, Inc.	33,396	1,209,603
Limited Brands, Inc.	5,261	202,285
Lowe’s Co.’s, Inc.	27,470	640,326
O’Reilly Automotive, Inc.*	2,892	189,455
Ross Stores, Inc.	2,391	191,567
Staples, Inc.	14,511	229,274
The Gap, Inc.	8,247	149,271
Tiffany & Co.	2,679	210,355
TJX Co.’s, Inc.	7,965	418,401
Urban Outfitters, Inc.*	2,560	72,064
		4,582,548

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 20

EQUITY SECURITIES - Cont’d	shares	value
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	6,158	$393,681
Nike, Inc., Class B	7,956	715,881
Polo Ralph Lauren Corp.	1,296	171,863
VF Corp.	1,836	199,316
		1,480,741

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	10,462	85,684
People’s United Financial, Inc.	7,377	99,147
		184,831

Tobacco - 1.6%
Altria Group, Inc.	43,908	1,159,610
Lorillard, Inc.	3,014	328,134
Philip Morris International, Inc.	37,301	2,490,588
Reynolds American, Inc.	7,091	262,722
		4,241,054

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,185	222,598
W.W. Grainger, Inc.	1,185	182,075
		404,673

Wireless Telecommunication Services - 0.3%
American Tower Corp.*	8,319	435,333
MetroPCS Communications, Inc.*	5,205	89,578
Sprint Nextel Corp.*	62,749	338,217
		863,128

Total Equity Securities (Cost $209,190,113)		251,772,998

EXCHANGE TRADED FUNDS - 2.3%
SPDR S&P 500 Trust	46,000	6,070,620

Total Exchange Traded Funds (Cost $6,026,318)		6,070,620

	Principal
U.S. TREASURY - 0.2%	amount
United States Treasury Bills, 9/22/11^	$600,000	599,911

Total U.S. Treasury (Cost $599,911)		599,911

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			PRINCIPAL
TIME DEPOSIT - 1.9%			AMOUNT	VALUE
State Street Time Deposit, 0.098%, 7/1/11			$5,095,503	$5,095,503

Total Time Deposit (Cost $5,095,503)				5,095,503

TOTAL INVESTMENTS (Cost $220,911,845) - 100.1%				263,539,032
Other assets and liabilities, net - (0.1%)				(295,364)
net assets - 100%				$263,243,668

NET ASSETS CONSIST OF:
Paid-in capital applicable to 3,157,965 shares of common stock outstanding;
$0.10 par value, 30,000,000 shares authorized				$230,682,533
Undistributed net investment income				2,901,624
Accumulated net realized gain (loss) on investments				(13,101,962)
Net unrealized appreciation (depreciation) on investments				42,761,473

net assets				$263,243,668

net asset value per share				$83.36

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
E-Mini S&P 500 Index^	6	9/11	$394,650	$13,914
S&P 500 Index^	16	9/11	5,262,000	120,372
Total Purchased				$134,286

^   Futures collateralized by 600,000 units of U.S. Treasury Bills.

*  Non-income producing security.

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011

Net Investment Income
Investment Income:
Dividend income	$2,399,255
Interest income	2,092
Total investment income	2,401,347

Expenses:
Investment advisory fee	302,925
Transfer agency fees and expenses	1,129
Accounting fees	19,364
Directors’ fees and expenses	18,145
Administrative fees	121,170
Contract services	31,201
Custodian fees	21,306
Reports to shareholders	19,166
Professional fees	16,430
Miscellaneous	2,549
Total expenses	553,385
Reimbursement from Advisor	(84,357)
Fees paid indirectly	(280)
Net expenses	468,748

Net Investment Income	1,932,599

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	759,789
Futures	71,661
831,450

Change in unrealized appreciation (depreciation) on:
Investments	11,077,406
Futures	61,221
11,138,627

Net Realized and Unrealized Gain (Loss)	11,970,077

Increase (Decrease) In Net Assets
Resulting from Operations	$13,902,676

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
InCrease (deCrease) In net assets	2011	2010
Operations:
Net investment income	$1,932,599	$3,826,412
Net realized gain (loss)	831,450	4,259,158
Change in unrealized appreciation (depreciation)	11,138,627	23,187,925

InCrease (deCrease) In net assets
resultIng from operatIons	13,902,676	31,273,495

Distributions to shareholders from:
Net investment income	—	(3,260,092)
Net realized gain	—	(6,140,094)
Total distributions	—	(9,400,186)

Capital share transactions:
Shares sold	31,108,813	11,711,152
Reinvestment of distributions	—	9,400,179
Shares redeemed	(17,853,720)	(44,975,898)
Total capital share transactions	13,255,093	(23,864,567)

Total InCrease (deCrease) In net assets	27,157,769	(1,991,258)

Net Assets
Beginning of period	236,085,899	238,077,157
End of period (including undistributed net investment
income of $2,901,624 and $969,025, respectively)	$263,243,668	$236,085,899

Capital Share Activity
Shares sold	377,157	159,011
Reinvestment of distributions	—	119,322
Shares redeemed	(216,497)	(609,778)
Total capital share activity	160,660	(331,445)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert VP S&P 500 Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy. Exchange traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received

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from independent pricing services or from dealers who make markets in such securities. For U.S. government obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
Investments In securities	Level 1	Level 2	Level 3	Total
Equity securities*	$251,772,998	—	—	$251,772,998
U.S. government obligations	—	$599,911	—	599,911
Exchange traded funds	6,070,620	—	—	6,070,620
Other debt obligations	—	5,095,503	—	5,095,503
TOTAL	$257,843,618	$5,695,414	—	$263,539,032

Other financial instruments**	$134,286	—	—	$134,286

*    For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.

**   Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used for cash equitization.

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Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a

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significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affili-ates. For its services, the Advisor receives an annual fee, payable monthly, of .25% of the Portfolio’s average daily net assets. Under the terms of the agreement, $51,113 was payable at period end. In addition, $6,460 was payable at period end for operating expenses paid by the Advisor during June 2011.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2012. The contractual expense cap is .40% (.38% prior to May 1, 2011). For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .10% of the Portfolio’s average daily net assets. Under the terms of the agreement, $20,445 was payable at period end.

Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $48 for the six months ended June 30, 2011. Under the terms of the agreement, $8 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $23,803,991 and $8,614,323, respectively.

CapItal loss Carryforwards

Expiration Date
31-Dec-11	($960,576)
31-Dec-12	(2,529,937)
31-Dec-13	(1,687,669)
31-Dec-15	(2,330,473)
31-Dec-16	(280,386)

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31-Dec-17	(2,509,534)
31-Dec-18	(2,611,900)

The Portfolio’s use of capital loss carryforwards may be limited under certain tax provisions.

Capital losses may be used to offset future taxable capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the tax basis components of unrealized appreciation/(depreciation)and the federal tax cost were as follows:

Unrealized appreciation	$69,694,117
Unrealized (depreciation)	(36,484,803)
Net unrealized appreciation/(depreciation)	$33,209,314

Federal income tax cost of investments	$230,329,718

NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$42,623	1.51%	$743,641	May 2011

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NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
	2011		2010	2009
Net asset value, beginning	$78.77		$71.52	$58.44
Income from investment operations:
Net investment income	.60		1.33	1.33
Net realized and unrealized gain (loss)	3.99		9.18	13.95
Total from investment operations	4.59		10.51	15.28
Distributions from:
Net investment income	—		(1.13)	(1.30)
Net realized gain	—		(2.13)	(.90)
Total distributions	—		(3.26)	(2.20)
Total increase (decrease) in net asset value	4.59		7.25	13.08
Net asset value, ending	$83.36		$78.77	$71.52

Total return*	5.83%		14.69%	26.11%
Ratios to average net assets: A
Net investment income	1.59	% (a)	1.67%	1.98%
Total expenses	.46	% (a)	.46%	.46%
Expenses before offsets	.39	% (a)	.38%	.38%
Net expenses	.39	% (a)	.38%	.38%
Portfolio turnover	4%		9%	9%
Net assets, ending (in thousands)	$263,244		$236,086	$238,077

			Years ended
	December 31,		December 31,	December 31,
	2008		2007	2006
Net asset value, beginning	$97.44		$94.19	$82.85
Income from investment operations:
Net investment income	1.44		1.52	1.40
Net realized and unrealized gain (loss)	(36.76)		3.31	11.19
Total from investment operations	(35.32)		4.83	12.59
Distributions from:
Net investment income	(2.60)		(1.42)	(1.25)
Net realized gain	(1.08)		(.16)	—
Total distributions	(3.68)		(1.58)	(1.25)
Total increase (decrease) in net asset value	(39.00)		3.25	11.34
Net asset value, ending	$58.44		$97.44	$94.19

Total return*	(37.10%)		5.16%	15.36%
Ratios to average net assets: A
Net investment income	2.00%		1.59%	1.56%
Total expenses	.47%		.45%	.43%
Expenses before offsets	.39%		.39%	.39%
Net expenses	.39%		.39%	.39%
Portfolio turnover	7%		3%	3%
Net assets, ending (in thousands)	$213,624		$302,821	$309,019

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a)	Annualized.
*	Total return is not annualized for periods less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fis-cal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP S&P MidCap 400 Index Portfolio

Semi-Annual Report
June 30, 2011

Calvert INVESTMENTS
A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Performance

Equity markets fluctuated with global political and economic news throughout the first half of the year, particularly in reaction to the political turmoil in North Africa and the Middle East, the tragedy in Japan, the European sovereign debt crisis, the state of the U.S. economic recovery with the end of the Federal Reserve’s (Fed’s) QE2 program, and uncertainty around the raising of the U.S. debt ceiling.

For the six-month period, the Russell 1000 Index and the Standard & Poor’s 500 Index returned 6.37% and 6.02% respectively, while the MSCI EAFE Index was up 5.35% and the MSCI Emerging Markets Index was up 1.03%. Small caps performed in line with their large-cap counterparts, with the Russell 2000 Index returning 6.21%. Growth stocks outperformed value stocks, with the Russell 1000 Growth Index returning 6.83% and the Russell 1000 Value Index returning 5.92% during the first half of 2011.

U.S. companies once again showed strength, with many beating analysts’ estimates on earnings, and, in many cases, on the top line. In fact, 67.7% of S&P 500 companies beat analysts’ earnings estimates, led by Technology and Health Care companies. However, margins for many U.S. companies are coming in at lower levels than a year ago.

The market has rotated toward more-defensive sectors, prompted by the completion of the Fed’s stimulative QE2 program in June, a sell-off in commodities markets, the intensifying sovereign debt crisis in Europe, generally softer economic data, and high debt levels in the United States.

Despite some recovery after the Greek parliament’s approval of austerity measures and the IMF’s bail-out loan to Portugal in May, concerns about global economic growth prospects related to potential contagion caused by sovereign debt default in

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for Class I shares is 0.59%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total return is not annualized for periods of one year or less.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 4

% of Total
ECONOMIC SECTORS	Investments

Consumer Discretionary	13.2%
Consumer Staples	4.1%
Energy	6.9%
Exchange Traded Funds	1.3%
Financials	18.5%
Government	0.1%
Health Care	10.1%
Industrials	15.1%
Information Technology	15.9%
Materials	7.1%
Telecommunication Services	0.5%
Time Deposit	1.5%
Utilities	5.7%

Total	100%

Europe drove investor sentiment. While we don’t see a high probability of the United States going into recession due to Greece’s sovereign debt default, this possibility will likely keep the eurozone’s economic growth subdued. There remains strong sentiment among investors that some of the eurozone nations are likely to leave the currency union in the next several years and default on their sovereign debt despite the austerity measures put in place by many of these nations, including Ireland, Spain, Greece, and Portugal.

Inflation is becoming more of a focus for investors worldwide as food and energy prices increase, causing concerns about global economic growth, especially in emerging economies. China, the world’s second-largest economy, is allowing its currency to appreciate as the country battles inflation, which was 5.5% as of the most recent data available at the end of June. If the fight against inflation, aggressive capital spending, and a hyperactive real-estate market are not successful, China’s economy may have a hard landing, which would have a pronounced negative impact on the world economy. Credit and asset bubbles that may be developing in that country continue to be a potential source of risk which seems to be largely overlooked by investors.

Despite increases in food and energy prices, the latest data available as of the end of June showed that core inflation in the U.S. remains low (1.2%) and unemployment high (9.2%), driving the Fed to continue to call for an accommodative monetary policy. At the same time, the Fed’s recent position is that the economy is expanding at a moderate pace. If and when the growth rate accelerates--and we think that can happen in the next 12 months--Fed policy will likely become less accommodative.

The recent retrenchment in markets in reaction to mixed economic news is appropriate given the risks in the system. Negative ramifications from supply-chain disruptions caused by the events in Japan, extreme weather in parts of the United States, job cutting at the municipal level, and the expiration of QE2 are having a short-term negative impact on economic growth and employment. However, the United States still looks better than the rest of the world.

outlook

Despite the summer doldrums in equity markets and growing investor pessimism, we do not subscribe to the double-dip recession sentiment that became more prevalent during the second quarter. QE2 rolled off at the end of the quarter and, if bank loans continue to grow, the end of that program should have less of an impact on the markets. Moreover, the portion of demand not met due to the catastrophic events in Japan should not be a permanent loss in global gross domestic product but rather a deferral into the second half of 2011 once the supply chain is restored, creating a significant possibility for an upside surprise.

As demand recovers, we may see positive earnings surprises from U.S. companies, beating pessimistic consensus estimates. Fuel prices are also retreating somewhat, which should help consumer spending. The pull-back in oil prices to a four-month low in June—after the International Energy Agency said crude will be released from strategic reserves—should help support the global economic recovery and mitigate inflation concerns.

We believe the U.S. economy can withstand a mild shock from a European default crisis provided it doesn’t engulf U.S. banks. We also believe the current softening in the economic data is temporary. If a political agreement is reached for deficit reduction and an increase in the debt ceiling, equity markets are likely to react positively.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 5

Since shifts and developments can occur quickly in a recovering economy, we encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2011

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 6

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Class I
Actual	$1,000.00	$1,083.10	$2.84

Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.07	$2.76

Class F
Actual	$1,000.00	$1,081.90	$4.08

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.88	$3.96

* Expenses are equal to the Fund’s annualized expense ratio of .55% and .79%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 7

STATEMENT OF NET ASSETS JUNE 30, 2011

EQUITY SECURITIES - 97.7%	shares	value
Aerospace & Defense - 0.8%
Alliant Techsystems, Inc.	5,685	$405,511
BE Aerospace, Inc.*	17,404	710,257
Huntington Ingalls Industries, Inc.*	8,263	285,074
Triumph Group, Inc.	3,209	319,552
		1,720,394

Air Freight & Logistics - 0.2%
UTi Worldwide, Inc.	17,333	341,287

Airlines - 0.3%
Alaska Air Group, Inc.*	6,012	411,581
JetBlue Airways Corp.*	34,476	210,304
		621,885

Auto Components - 1.1%
BorgWarner, Inc.*	18,375	1,484,516
Gentex Corp.	23,952	724,069
		2,208,585

Automobiles - 0.1%
Thor Industries, Inc.	7,219	208,196
TravelCenters of America LLC (b)*	60,000	10
		208,206

Beverages - 0.5%
Hansen Natural Corp.*	11,569	936,511

Biotechnology - 1.1%
United Therapeutics Corp.*	8,650	476,615
Vertex Pharmaceuticals, Inc.*	34,566	1,797,086
		2,273,701

Building Products - 0.2%
Lennox International, Inc.	7,517	323,757

Capital Markets - 2.0%
Affiliated Managers Group, Inc.*	8,734	886,064
Apollo Investment Corp.	33,303	340,024
Eaton Vance Corp.	19,898	601,516
Greenhill & Co., Inc.	4,341	233,633
Jefferies Group, Inc.	23,915	487,866
Raymond James Financial, Inc.	16,981	545,939
SEI Investments Co.	24,241	545,665
Waddell & Reed Financial, Inc.	14,622	531,510
		4,172,217

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 8

EQUITY SECURITIES - cont’d	shares	value
Chemicals - 3.4%
Albemarle Corp.	15,386	$1,064,711
Ashland, Inc	13,279	858,089
Cabot Corp.	11,003	438,690
Cytec Industries, Inc.	8,257	472,218
Intrepid Potash, Inc.*	7,544	245,180
Lubrizol Corp.	10,788	1,448,505
Minerals Technologies, Inc.	3,108	206,029
NewMarket Corp.	1,630	278,257
Olin Corp.	13,545	306,930
RPM International, Inc.	21,886	503,816
Scotts Miracle-Gro Co.	7,522	385,954
Sensient Technologies Corp	8,506	315,317
Valspar Corp	15,718	566,791
		7,090,487

Commercial Banks - 3.4%
Associated Banc-Corp.	29,081	404,226
BancorpSouth, Inc.	12,503	155,162
Bank of Hawaii Corp.	8,004	372,346
Cathay General Bancorp	13,381	219,315
City National Corp	8,009	434,488
Commerce Bancshares, Inc.	13,010	559,430
Cullen/Frost Bankers, Inc.	10,278	584,304
East West Bancorp, Inc.	24,955	504,341
FirstMerit Corp.	18,520	305,765
Fulton Financial Corp	33,921	363,294
Hancock Holding Co.	14,136	437,933
International Bancshares Corp.	8,987	150,353
Prosperity Bancshares, Inc.	7,955	348,588
SVB Financial Group*	7,219	431,046
Synovus Financial Corp.	133,654	278,000
TCF Financial Corp.	26,562	366,556
Trustmark Corp.	9,683	226,679
Valley National Bancorp	28,877	393,016
Webster Financial Corp.	12,461	261,930
Westamerica Bancorporation	4,938	243,197
		7,039,969

Commercial Services & Supplies - 1.5%
Brink’s Co.	7,921	236,283
Clean Harbors, Inc.*	3,908	403,501
Copart, Inc.*	10,025	467,165
Corrections Corp. of America*	18,004	389,787
Deluxe Corp.	8,751	216,237
Herman Miller, Inc	9,724	264,687
HNI Corp.	7,631	191,691
Mine Safety Appliances Co.	5,283	197,267
Rollins, Inc.	10,804	220,186
Waste Connections, Inc.	19,058	604,710
		3,191,514

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 9

EQUITY SECURITIES - cont’d	shares	value
Communications Equipment - 1.4%
Adtran, Inc	10,984	$425,191
Ciena Corp.*	16,156	296,947
Plantronics, Inc.	8,072	294,870
Polycom, Inc.*	14,806	952,026
Riverbed Technology, Inc.*	25,683	1,016,790
		2,985,824

Computers & Peripherals - 0.5%
Diebold, Inc.	10,956	339,745
NCR Corp.*	26,613	502,720
QLogic Corp.*	17,579	279,858
		1,122,323

Construction & Engineering - 1.3%
AECOM Technology Corp.*	20,001	546,827
Granite Construction, Inc.	5,803	142,348
KBR, Inc.	25,430	958,457
Shaw Group, Inc.*	12,247	369,982
URS Corp.*	13,195	590,344
		2,607,958

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	7,650	611,771

Containers & Packaging - 1.8%
AptarGroup, Inc.	11,279	590,343
Greif, Inc.	5,305	344,984
Packaging Corp. of America	16,831	471,100
Rock-Tenn Co.	11,418	757,470
Silgan Holdings, Inc.	8,325	341,075
Sonoco Products Co.	16,728	594,513
Temple-Inland, Inc.	18,175	540,525
		3,640,010

Distributors - 0.3%
LKQ Corp.*	24,479	638,657

Diversified Consumer Services - 1.0%
Career Education Corp.*	10,676	225,798
ITT Educational Services, Inc.*	3,862	302,163
Matthews International Corp	5,035	202,155
Regis Corp.	9,806	150,228
Service Corp. International	40,071	468,029
Sotheby’s	11,414	496,509
Strayer Education, Inc.	2,054	259,605
		2,104,487

Diversified Financial Services - 0.4%
MSCI, Inc.*	20,159	759,591

Diversified Telecommunication Services - 0.3%
tw telecom, Inc.*	25,282	519,039

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 10

EQUITY SECURITIES - cont’d	shares	value
Electric Utilities - 1.7%
Cleco Corp.	10,373	$361,499
DPL, Inc	19,622	591,799
Great Plains Energy, Inc.	22,812	472,893
Hawaiian Electric Industries, Inc.	16,146	388,473
IDACORP, Inc	8,412	332,274
NV Energy, Inc.	39,576	607,492
PNM Resources, Inc.	14,751	246,932
Westar Energy, Inc.	19,077	513,362
		3,514,724

Electrical Equipment - 1.7%
Acuity Brands, Inc.	7,352	410,095
AMETEK, Inc.	26,985	1,211,626
Hubbell, Inc., Class B	10,111	656,709
Regal-Beloit Corp.	6,483	432,870
Thomas & Betts Corp.*	8,889	478,673
Woodward, Inc.	10,062	350,761
		3,540,734

Electronic Equipment & Instruments - 2.2%
Arrow Electronics, Inc.*	19,541	810,952
Avnet, Inc.*	25,635	817,244
Ingram Micro, Inc.*	27,121	491,975
Itron, Inc.*	6,894	332,015
National Instruments Corp.	15,159	450,071
Tech Data Corp.*	7,787	380,706
Trimble Navigation Ltd.*	20,577	815,672
Vishay Intertechnology, Inc.*	27,757	417,465
		4,516,100

Energy Equipment & Services - 3.0%
Atwood Oceanics, Inc.*	9,573	422,456
CARBO Ceramics, Inc.	3,187	519,322
Dresser-Rand Group, Inc.*	13,386	719,497
Dril-Quip, Inc.*	5,862	397,619
Exterran Holdings, Inc.*	10,760	213,371
Helix Energy Solutions Group, Inc.*	18,024	298,477
Oceaneering International, Inc.	18,212	737,586
Oil States International, Inc.*	8,657	691,781
Patterson-UTI Energy, Inc.	25,928	819,584
Superior Energy Services, Inc.*	13,427	498,679
Tidewater, Inc.	8,755	471,107
Unit Corp.*	6,777	412,923
		6,202,402

Food & Staples Retailing - 0.4%
BJ’s Wholesale Club, Inc.*	9,175	461,961
Ruddick Corp.	7,276	316,797
		778,758

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 11

EQUITY SECURITIES - cont’d	shares	value
Food Products - 2.3%
Corn Products International, Inc.	12,802	$707,694
Flowers Foods, Inc.	18,854	415,531
Green Mountain Coffee Roasters, Inc.*	20,887	1,864,374
Lancaster Colony Corp.	3,241	197,118
Ralcorp Holdings, Inc.*	9,236	799,653
Smithfield Foods, Inc.*	27,863	609,364
Tootsie Roll Industries, Inc.	4,256	124,530
		4,718,264

Gas Utilities - 1.7%
AGL Resources, Inc.	13,131	534,563
Atmos Energy Corp.	15,157	503,970
National Fuel Gas Co.	13,875	1,010,100
Questar Corp.	29,781	527,422
UGI Corp.	18,735	597,459
WGL Holdings, Inc	8,701	334,901
		3,508,415

Health Care Equipment & Supplies - 3.1%
Cooper Co.’s, Inc.	7,869	623,540
Gen-Probe, Inc.*	8,045	556,312
Hill-Rom Holdings, Inc.	10,599	487,978
Hologic, Inc.*	43,884	885,140
IDEXX Laboratories, Inc.*	9,622	746,282
Immucor, Inc.*	11,918	243,366
Kinetic Concepts, Inc.*	10,335	595,606
Masimo Corp.	10,136	300,836
ResMed, Inc.*	25,659	794,146
STERIS Corp.	9,937	347,596
Teleflex, Inc.	6,808	415,697
Thoratec Corp.*	9,600	315,072
		6,311,571

Health Care Providers & Services - 3.4%
Catalyst Health Solutions, Inc.*	8,350	466,097
Community Health Systems, Inc.*	15,786	405,385
Health Management Associates, Inc.*	42,852	461,945
Health Net, Inc.*	15,184	487,255
Henry Schein, Inc.*	15,480	1,108,213
Kindred Healthcare, Inc.*	8,722	187,261
LifePoint Hospitals, Inc.*	8,763	342,458
Lincare Holdings, Inc.	15,892	465,159
Mednax, Inc.*	8,058	581,707
Omnicare, Inc.	19,455	620,420
Owens & Minor, Inc.	10,800	372,492
Universal Health Services, Inc., Class B	16,389	844,525
VCA Antech, Inc.*	14,676	311,131
WellCare Health Plans, Inc.*	7,235	371,951
		7,025,999

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	32,189	625,110

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 12

EQUITY SECURITIES - cont’d	shares	value
Hotels, Restaurants & Leisure - 1.4%
Bally Technologies, Inc.*	7,237	$294,401
Bob Evans Farms, Inc.	5,157	180,340
Brinker International, Inc.	14,431	352,982
Cheesecake Factory, Inc.*	9,779	306,767
International Speedway Corp	4,987	141,681
Life Time Fitness, Inc.*	7,140	284,957
Panera Bread Co.*	5,103	641,243
Scientific Games Corp.*	10,659	110,214
Wendy’s/Arby’s Group, Inc.	54,912	278,404
WMS Industries, Inc.*	9,607	295,127
		2,886,116

Household Durables - 1.5%
American Greetings Corp.	6,832	164,241
KB Home	12,116	118,495
MDC Holdings, Inc.	6,422	158,238
Mohawk Industries, Inc.*	9,458	567,386
NVR, Inc.*	987	716,049
Ryland Group, Inc.	7,523	124,355
Toll Brothers, Inc.*	24,704	512,361
Tupperware Brands Corp	10,472	706,336
		3,067,461

Household Products - 0.9%
Church & Dwight Co., Inc.	23,988	972,474
Energizer Holdings, Inc.*	11,693	846,105
		1,818,579

Industrial Conglomerates - 0.2%
Carlisle Co.’s, Inc.	10,271	505,641

Insurance - 3.8%
American Financial Group, Inc	12,672	452,264
Arthur J. Gallagher & Co.	18,484	527,533
Aspen Insurance Holdings Ltd	12,014	309,120
Brown & Brown, Inc.	19,668	504,681
Everest Re Group Ltd.	9,110	744,743
Fidelity National Financial, Inc.	37,464	589,683
First American Financial Corp.	17,811	278,742
Hanover Insurance Group, Inc.	7,701	290,405
HCC Insurance Holdings, Inc.	19,075	600,863
Mercury General Corp.	6,063	239,428
Old Republic International Corp.	42,796	502,853
Protective Life Corp.	14,580	337,235
Reinsurance Group of America, Inc.	12,402	754,786
StanCorp Financial Group, Inc.	7,590	320,222
Transatlantic Holdings, Inc.	10,483	513,772
Unitrin, Inc.	8,217	243,798
WR Berkley Corp.	19,489	632,223
		7,842,351

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 13

EQUITY SECURITIES - cont’d	shares	value
Internet Software & Services - 1.1%
AOL, Inc.*	17,942	$356,328
Digital River, Inc.*	6,642	213,607
Equinix, Inc.*	7,828	790,784
Rackspace Hosting, Inc.*	16,751	715,938
ValueClick, Inc.*	13,203	219,170
		2,295,827

IT Services - 2.5%
Acxiom Corp.*	13,674	179,266
Alliance Data Systems Corp.*	8,561	805,333
Broadridge Financial Solutions, Inc.	20,700	498,249
Convergys Corp.*	20,361	277,724
CoreLogic, Inc.*	18,578	310,438
DST Systems, Inc.	6,064	320,179
Gartner, Inc.*	14,540	585,817
Global Payments, Inc.	13,435	685,185
Jack Henry & Associates, Inc.	14,659	439,916
Lender Processing Services, Inc.	14,492	303,028
Mantech International Corp.	3,850	171,017
NeuStar, Inc.*	12,559	329,046
SRA International, Inc.*	7,316	226,211
		5,131,409

Leisure Equipment & Products - 0.4%
Eastman Kodak Co.*	45,764	163,835
Polaris Industries, Inc	5,803	645,120
		808,955

Life Sciences - Tools & Services - 1.6%
Bio-Rad Laboratories, Inc.*	3,321	396,395
Charles River Laboratories International, Inc.*	8,782	356,988
Covance, Inc.*	10,179	604,327
Mettler-Toledo International, Inc.*	5,394	909,806
Pharmaceutical Product Development, Inc.	19,002	510,014
Techne Corp.	6,230	519,395
		3,296,925

Machinery - 5.6%
AGCO Corp.*	15,908	785,219
Bucyrus International, Inc.	13,668	1,252,809
Crane Co.	7,734	382,137
Donaldson Co., Inc.	12,808	777,189
Gardner Denver, Inc	8,772	737,287
Graco, Inc.	10,230	518,252
Harsco Corp.	13,536	441,274
IDEX Corp.	13,907	637,636
Kennametal, Inc.	13,726	579,374
Lincoln Electric Holdings, Inc.	14,154	507,421
Nordson Corp.	11,452	628,142
Oshkosh Corp.*	15,285	442,348
Pentair, Inc.	16,514	666,505
SPX Corp.	8,609	711,620
Terex Corp.*	18,569	528,288
Timken Co.	13,636	687,254

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 14

EQUITY SECURITIES - cont’d	shares	value
Machinery - Cont’d
Trinity Industries, Inc.	13,406	$467,601
Valmont Industries, Inc.	3,628	349,703
Wabtec Corp.	8,162	536,407
		11,636,466

Marine - 0.4%
Alexander & Baldwin, Inc.	7,029	338,517
Kirby Corp.*	9,006	510,370
		848,887

Media - 0.9%
AMC Networks, Inc.*	9,840	428,040
DreamWorks Animation SKG, Inc.*	11,910	239,391
John Wiley & Sons, Inc.	7,855	408,539
Lamar Advertising Co.*	9,772	267,460
Meredith Corp	6,209	193,286
New York Times Co.*	20,266	176,719
Scholastic Corp.	4,042	107,517
		1,820,952

Metals & Mining - 1.3%
Carpenter Technology Corp.	7,490	432,023
Commercial Metals Co.	19,483	279,581
Compass Minerals International, Inc.	5,516	474,762
Reliance Steel & Aluminum Co.	12,555	623,356
Steel Dynamics, Inc.	36,649	595,546
Worthington Industries, Inc.	9,470	218,757
		2,624,025

Multiline Retail - 0.9%
99¢ Only Stores*	7,990	161,718
Dollar Tree, Inc.*	20,518	1,366,909
Saks, Inc.*	27,384	305,879
		1,834,506

Multi-Utilities - 1.8%
Alliant Energy Corp.	18,616	756,927
Black Hills Corp.	6,682	201,061
MDU Resources Group, Inc.	31,679	712,778
NSTAR	17,382	799,224
OGE Energy Corp	16,429	826,707
Vectren Corp.	13,899	387,226
		3,683,923

Office Electronics - 0.2%
Zebra Technologies Corp.*	9,168	386,615

Oil, Gas & Consumable Fuels - 4.2%
Arch Coal, Inc.	35,631	949,923
Bill Barrett Corp.*	7,978	369,780
Cimarex Energy Co.	14,353	1,290,622
Comstock Resources, Inc.*	8,119	233,746
Energen Corp.	12,094	683,311
Forest Oil Corp.*	19,064	509,200

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EQUITY SECURITIES - cont’d	shares	value
Oil, Gas & Consumable Fuels - Cont’d
Frontier Oil Corp.	17,745	$573,341
HollyFrontier Corp.*	9,275	643,685
Northern Oil And Gas, Inc.*	9,236	204,577
Overseas Shipholding Group, Inc.	4,563	122,927
Patriot Coal Corp.*	15,540	345,920
Plains Exploration & Production Co.*	23,659	901,881
Quicksilver Resources, Inc.*	19,811	292,410
SM Energy Co.	10,676	784,472
Southern Union Co.	20,926	840,179
		8,745,974

Paper & Forest Products - 0.4%
Domtar Corp.	6,885	652,147
Louisiana-Pacific Corp.*	22,492	183,085
		835,232

Pharmaceuticals - 1.2%
Endo Pharmaceuticals Holdings, Inc.*	19,556	785,564
Medicis Pharmaceutical Corp.	10,359	395,403
Perrigo Co.	14,003	1,230,444
		2,411,411

Professional Services - 0.9%
Corporate Executive Board Co.	5,846	255,178
FTI Consulting, Inc.*	7,101	269,412
Korn/Ferry International*	7,897	173,655
Manpower, Inc.	13,792	739,941
Towers Watson & Co.	7,572	497,556
		1,935,742

Real Estate Investment Trusts - 7.6%
Alexandria Real Estate Equities, Inc.	10,361	802,149
BRE Properties, Inc.	12,369	616,966
Camden Property Trust	11,776	749,189
Corporate Office Properties Trust	12,063	375,280
Cousins Properties, Inc.	17,733	151,440
Duke Realty Corp	42,391	593,898
Equity One, Inc.	10,341	192,756
Essex Property Trust, Inc.	5,475	740,713
Federal Realty Investment Trust	10,473	892,090
Highwoods Properties, Inc	12,204	404,319
Hospitality Properties Trust	20,714	502,314
Liberty Property Trust	19,338	630,032
Macerich Co.	21,965	1,175,127
Mack-Cali Realty Corp.	14,590	480,595
Nationwide Health Properties, Inc.	21,255	880,170
Omega Healthcare Investors, Inc.	17,023	357,653
Potlatch Corp.	6,813	240,294
Rayonier, Inc.	13,614	889,675
Realty Income Corp.	21,394	716,485
Regency Centers Corp.	15,084	663,243
Senior Housing Properties Trust	25,504	597,049
SL Green Realty Corp.	13,909	1,152,639
Taubman Centers, Inc.	9,376	555,059
UDR, Inc.	31,844	781,770

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EQUITY SECURITIES - cont’d	shares	value
Real Estate Investment Trusts - Cont’d
Weingarten Realty Investors	20,261	$509,767
		15,650,672

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	7,203	679,243

Road & Rail - 1.3%
Con-way, Inc.	9,374	363,805
JB Hunt Transport Services, Inc.	14,526	684,029
Kansas City Southern*	18,414	1,092,503
Landstar System, Inc.	8,147	378,672
Werner Enterprises, Inc.	7,553	189,203
		2,708,212

Semiconductors & Semiconductor Equipment - 3.3%
Atmel Corp.*	76,766	1,080,098
Cree, Inc.*	18,369	617,015
Cypress Semiconductor Corp.*	28,195	596,042
Fairchild Semiconductor International, Inc.*	21,503	359,315
Integrated Device Technology, Inc.*	24,863	195,423
International Rectifier Corp.*	11,887	332,479
Intersil Corp.	21,222	272,703
Lam Research Corp.*	20,889	924,965
RF Micro Devices, Inc.*	46,924	287,175
Semtech Corp.*	10,783	294,807
Silicon Laboratories, Inc.*	7,496	309,285
Skyworks Solutions, Inc.*	31,242	717,941
Varian Semiconductor Equipment Associates, Inc.*	12,654	777,462
		6,764,710

Software - 4.3%
ACI Worldwide, Inc.*	5,663	191,239
Advent Software, Inc.*	5,523	155,583
ANSYS, Inc.*	15,405	842,191
Cadence Design Systems, Inc.*	45,128	476,552
Concur Technologies, Inc.*	7,945	397,806
FactSet Research Systems, Inc.	7,742	792,161
Fair Isaac Corp.	6,818	205,904
Informatica Corp.*	17,749	1,037,074
Mentor Graphics Corp.*	18,666	239,111
MICROS Systems, Inc.*	13,611	676,603
Parametric Technology Corp.*	20,104	460,985
Quest Software, Inc.*	10,216	232,210
Rovi Corp.*	18,950	1,086,972
Solera Holdings, Inc.	11,855	701,342
Synopsys, Inc.*	24,612	632,774
TIBCO Software, Inc.*	27,134	787,429
		8,915,936

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EQUITY SECURITIES - cont’d	shares	value
Specialty Retail - 3.8%
Aaron’s, Inc.	12,274	$346,863
Advance Auto Parts, Inc.	12,859	752,123
Aeropostale, Inc.*	13,546	237,055
American Eagle Outfitters, Inc.	32,699	416,912
ANN, Inc.*	8,734	227,957
Ascena Retail Group, Inc.*	11,550	393,278
Barnes & Noble, Inc.	6,663	110,473
Chico’s FAS, Inc.	29,565	450,275
Collective Brands, Inc.*	10,616	155,949
Dick’s Sporting Goods, Inc.*	15,319	589,016
Foot Locker, Inc.	25,814	613,341
Guess?, Inc.	10,805	454,458
Office Depot, Inc.*	47,174	199,074
PetSmart, Inc.	19,027	863,255
RadioShack Corp.	18,100	240,911
Rent-A-Center, Inc.	10,811	330,384
Tractor Supply Co.	12,123	810,786
Williams-Sonoma, Inc.	17,616	642,808
		7,834,918

Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corp.*	6,490	572,028
Fossil, Inc.*	8,387	987,318
Hanesbrands, Inc.*	16,195	462,367
Phillips-Van Heusen Corp.	11,300	739,811
Timberland Co.*	6,534	280,766
Under Armour, Inc.*	6,009	464,556
Warnaco Group, Inc.*	7,439	388,688
		3,895,534

Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.	14,073	179,994
First Niagara Financial Group, Inc.	50,877	671,576
New York Community Bancorp, Inc.	73,386	1,100,056
Washington Federal, Inc.	18,639	306,239
		2,257,865

Tobacco - 0.1%
Universal Corp.	3,992	150,379

Trading Companies & Distributors - 0.7%
GATX Corp.	7,897	293,137
MSC Industrial Direct Co.	7,583	502,829
United Rentals, Inc.*	10,319	262,102
Watsco, Inc.	4,768	324,176
		1,382,244

Water Utilities - 0.2%
Aqua America, Inc.	23,192	509,760

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EQUITY SECURITIES - cont’d	shares	value
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	15,299	$475,493

Total Equity Securities (Cost $164,214,835)		201,502,213

EXCHANGE TRADED FUNDS - 1.3%
SPDR S&P MidCap 400 Trust	15,000	2,661,000

Total Exchange Traded Funds (Cost $2,311,835)		2,661,000

	Principal
TIME DEPOSIT - 1.5%	amount
State Street Time Deposit, 0.098%, 7/1/11	$3,172,715	3,172,715

Total Time Deposit (Cost $3,172,715)		3,172,715

U.S. TREASURY - 0.1%
United States Treasury Bills, 9/22/11^	300,000	299,899

Total U.S. Treasury (Cost $299,899)		299,899

TOTAL INVESTMENTS (Cost $169,999,284) - 100.6%		207,635,827
Other assets and liabilities, net - (0.6%)		(1,322,163)
net assets - 100%		$206,313,664

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding; $0.10 par value, 20,000,000 shares authorized:
Class I: 2,762,441 shares outstanding		$171,715,430
Class F: 22,759 shares outstanding		1,323,616
Undistributed net investment income		1,014,290
Accumulated net realized gain (loss) on investments		(5,481,765)
Net unrealized appreciation (depreciation) on investments		37,742,093

NET ASSETS		$206,313,664

NET ASSET VALUE PER SHARE
Class I (based on net assets of $204,614,695)		$74.07
Class F (based on net assets of $1,698,969)		$74.65

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			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
futures	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
E-Mini S&P 400 Index^	25	9/11	$2,441,250	$105,550

(b)	This security was valued by the Board of Directors. See Note A.
^	Futures collateralized by 300,000 units of U.S. Treasury Bills.
*	Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011

Net Investment Income
Investment Income:
Dividend income	$1,233,316
Interest income	631
Total investment income	1,233,947

Expenses:
Investment advisory fee	287,165
Transfer agency fees and expenses	4,077
Administrative fees	95,721
Distribution Plan expenses:
Class F	1,382
Directors’ fees and expenses	14,626
Custodian fees	26,548
Reports to shareholders	36,016
Professional fees	15,967
Accounting fees	16,206
Contract services	34,462
Miscellaneous	1,892
Total expenses	534,062
Reimbursement from Advisor:
Class I	(4,495)
Class F	(950)
Fees paid indirectly	(490)
Net expenses	528,127

Net Investment Income	705,820

realIzed and unrealIzed gaIn (loss)
Net realized gain (loss) on:
Investments	10,535,383
Futures	69,711
10,605,094

Change in unrealized appreciation (depreciation) on:
Investments	2,584,672
Futures	86,486
2,671,158

Net realized and unrealized gain
(loss)	13,276,252

Increase (decrease) in net assets
resulting from operations	$13,982,072

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
INCREASE (DECREASE) IN NET ASSETS	2011	2010
Operations:
Net investment income	$705,820	$1,418,684
Net realized gain (loss)	10,605,094	6,489,289
Change in unrealized appreciation (depreciation)	2,671,158	24,363,317

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,982,072	32,271,290

Distributions to shareholders from:
Net investment income:
Class I shares	—	(1,228,433)
Class F shares	—	(4,451)
Total distributions	—	(1,232,884)

Capital share transactions:
Shares sold:
Class I shares	9,882,074	26,187,479
Class F shares	629,478	681,679
Shares issued from merger (See Note F):
Class I shares	19,913,400	40,248,159
Reinvestment of distributions:
Class I shares	—	1,228,420
Class F shares	—	4,451
Shares redeemed:
Class I shares	(16,876,709)	(24,522,456)
Class F shares	(218,202)	(212,413)
Total capital share transactions	13,330,041	43,615,319

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,312,113	74,653,725

NET ASSETS
Beginning of period	179,001,551	104,347,826
End of period (including undistributed net investment
income of $1,014,290 and $308,470, respectively)	$206,313,664	$179,001,551

CAPITAL SHARE ACTIVITY
Shares sold:
Class I shares	135,767	1,096,981
Class F shares	8,636	11,199
Reinvestment of distributions:
Class I shares	—	17,845
Class F shares	—	64
Shares issued from merger (See Note F):
Class I shares	259,610	648,641
Shares redeemed:
Class I shares	(233,110)	(414,094)
Class F shares	(3,022)	(3,613)
Total capital share activity	167,881	1,357,023

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert VP S&P MidCap 400 Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Class F shares are subject to Distribution Plan Expenses. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, securities valued at $10 or 0.00% of net assets were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market

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or exchange on which they are traded and are categorized as Level 1 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Exchange traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
Investments In securItIes	Level 1	Level 2	Level 3		Total
Equity securities**	$201,502,203	—	$10		$201,502,213
Exchange traded funds	2,661,000	—	—		2,661,000
U.S. government obligations	—	$299,899	—		299,899
Other debt obligations	—	3,172,715	—		3,172,715
TOTAL	$204,163,203	$3,472,614	$10	*	$207,635,827

Other financial instruments***	$105,550	—	—		$105,550

*        Level 3 securities represent 0.0% of net assets.
**     For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.
***  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the

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possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used for cash equitization.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

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New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affili-ates. For its services, the Advisor receives an annual fee, payable monthly, of .30% of the Portfolio’s average daily net assets. Under the terms of the agreement, $49,434 was payable at period end. In addition, $19,233 was payable at period end for operating expenses paid by the Advisor during June 2011.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2012. The contractual expense cap is .55% and .79% for Class I and Class F, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .10% of the Portfolio’s average daily net assets. Under the terms of the agreement, $16,478 was payable at period end.

Calvert Investment Distributors, Inc. (“CID”) (formerly known as Calvert Distributors, Inc.), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Distribution plans, adopted by Class F shares, allow the Portfolio to pay CID for expenses and services associated with the distribution of shares. The expenses paid may not exceed 0.20% annually of average daily net assets of Class F. Under the terms of the agreement, $249 was payable at period end.

Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $116 for the six months ended June 30, 2011. Under the terms of the agreement, $19 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

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NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $16,633,174 and $21,651,864, respectively.

CAPITAL LOSS CARRYFORWARD

EXPIRATION DATE
31-Dec-15	($9,272,556)
31-Dec-16	(6,402,474)

The Portfolio’s use of net capital loss carryforwards may be limited under certain tax provisions. Capital losses may be used to offset future taxable capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$45,919,997
Unrealized (depreciation)	(8,681,819)
Net unrealized appreciation/(depreciation)	$37,238,178

Federal income tax cost of investments	$170,397,649

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 27

NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$5,212	1.46%	$265,959	March 2011

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements presented.

NOTE F — REORGANIZATION

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert Variable Series, Inc., Ameritas MidCap Growth Portfolio (“Ameritas MidCap”) for shares of the acquiring portfolio, Calvert Variable Products, Inc., S&P MidCap 400 Index Portfolio (“S&P MidCap 400”) and the assumption of the liabilities of Ameritas MidCap. Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

		ACQUIRING
MERGED PORTFOLIO	SHARES	PORTFOLIO	SHARES	VALUE
AMERITAS MIDCAP	1,607,954	S&P MIDCAP 400, CLASS I	648,641	$40,248,159

For financial reporting purposes, assets received and shares issued by S&P MidCap 400 were recorded at fair value; however, the cost basis of the investments received from Ameritas Midcap were carried forward to align ongoing reporting of S&P MidCap 400’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

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The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		UNREALIZED
	NET	APPRECIATION	ACQUIRING	NET
MERGED PORTFOLIO	ASSETS	(DEPRECIATION)	PORTFOLIO	ASSETS
AMERITAS MIDCAP	$40,248,159	$5,524,697	S&P MIDCAP 400	$117,174,063

Assuming the acquisition had been completed on January 1, 2010, S&P MidCap 400’s results of operations for the year ended December 31, 2010 would have been as follows:

Net investment income	$ 1,460,750	(a)
Net realized and change in unrealized gain (loss) on investments	$35,644,107	(b)
Net increase (decrease) in assets from operations	$37,104,857

(a)	$1,418,684, as reported, plus $42,066 from Ameritas MidCap pre-merger.
(b)	$30,852,606, as reported, plus $4,791,501 from Ameritas MidCap pre-merger.

Because S&P MidCap 400 and Ameritas MidCap sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Ameritas MidCap that have been included in S&P MidCap 400’s Statement of Operations since April 30, 2010.

On December 9, 2010, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert VP Mid Cap Value Portfolio (“Mid Cap Value”) for shares of the acquiring portfolio, Calvert VP S&P MidCap 400 Index Portfolio (“S&P MidCap 400”) and the assumption of the liabilities of Mid Cap Value. Shareholders approved the Plan at a meeting on April 15, 2011 and the reorganization took place on April 29, 2011.

The acquisition was accomplished by a tax-free exchange of the following shares:

		ACQUIRING
MERGED PORTFOLIO	SHARES	PORTFOLIO	SHARES	VALUE
MID CAP VALUE	1,085,126	S&P MIDCAP 400, CLASS I	259,610	$19,913,400

For financial reporting purposes, assets received and shares issued by S&P MidCap 400 were recorded at fair value; however, the cost basis of the investments received from Mid Cap Value were carried forward to align ongoing reporting of S&P MidCap 400’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

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		UNREALIZED
	NET	APPRECIATION	ACQUIRING	NET
MERGED PORTFOLIO	ASSETS	(DEPRECIATION)	PORTFOLIO	ASSETS
MID CAP VALUE	$19,913,400	$5,195,860	S&P MIDCAP 400	$196,338,740

Assuming the acquisition had been completed on January 1, 2011, S&P MidCap 400’s results of operations for the six months ended June 30, 2011 would have been as follows:

Net investment income	$ 691,828	(a)
Net realized and change in unrealized gain (loss) on investments	$15,074,470	(b)
Net increase (decrease) in assets from operations	$15,766,298

Because S&P MidCap 400 and Mid Cap Value sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Mid Cap Value that have been included in S&P MidCap 400’s Statement of Operations since April 29, 2011.

(a)	$705,820 as reported, plus ($13,992), from Mid Cap Value pre-merger.
(b)	$13,276,252 as reported, plus $1,798,218 from Mid Cap Value pre-merger.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
class I shares	2011		2010 (z)	2009
Net asset value, beginning	$68.39		$54.66	$40.39
Income from investment operations:
Net investment income	.25		.59	.60
Net realized and unrealized gain (loss)	5.43		13.61	14.10
Total from investment operations	5.68		14.20	14.70
Distributions from:
Net investment income	—		(.47)	(.43)
Total distributions	—		(.47)	(.43)
Total increase (decrease) in net asset value	5.68		13.73	14.27
Net asset value, ending	$74.07		$68.39	$54.66

Total return*	8.31%		25.98%	36.38%
Ratios to average net assets: A
Net investment income	.74	% (a)	1.00%	1.25%
Total expenses	.56	% (a)	.59%	.57%
Expenses before offsets	.55	% (a)	.55%	.55%
Net expenses	.55	% (a)	.55%	.55%
Portfolio turnover	9%		17%	16%
Net assets, ending (in thousands)	$204,615		$177,819	$103,825

			Years ended
	December 31,		December 31,	December 31,
class I shares	2008	(z)	2007	2006
Net asset value, beginning	$70.69		$69.23	$66.08
Income from investment operations:
Net investment income	.72		.67	.67
Net realized and unrealized gain (loss)	(24.89)		4.44	5.64
Total from investment operations	(24.17)		5.11	6.31
Distributions from:
Net investment income	(1.26)		(.66)	(.59)
Net realized gain	(4.87)		(2.99)	(2.57)
Total distributions	(6.13)		(3.65)	(3.16)
Total increase (decrease) in net asset value	(30.30)		1.46	3.15
Net asset value, ending	$40.39		$70.69	$69.23

Total return*	(36.63%)		7.38%	9.72%
Ratios to average net assets: A
Net investment income	1.27%		1.11%	1.15%
Total expenses	.55%		.52%	.52%
Expenses before offsets	.55%		.52%	.52%
Net expenses	.55%		.52%	.52%
Portfolio turnover	22%		23%	14%
Net assets, ending (in thousands)	$84,665		$172,221	$144,136

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31	December 31,
class F shares	2011		2010 (z)	2009
Net asset value, beginning	$69.00		$55.10	$40.65
Income from investment operations:
Net investment income	.15		.46	.43
Net realized and unrealized gain (loss)	5.50		13.70	14.25
Total from investment operations	5.65		14.16	14.68
Distributions from:
Net investment income	—		(.26)	(.23)
Total distributions	—		(.26)	(.23)
Total increase (decrease) in net asset value	5.65		13.90	14.45
Net asset value, ending	$74.65		$69.00	$55.10

Total return*	8.19%		25.70%	36.12%
Ratios to average net assets: A
Net investment income	.51	% (a)	.77%	.98%
Total expenses	.93	% (a)	1.02%	1.90%
Expenses before offsets	.79	% (a)	.79%	.79%
Net expenses	.79	% (a)	.79%	.79%
Portfolio turnover	9%		17%	16%
Net assets, ending (in thousands)	$1,699		$1,183	$523

			Periods ended
			December 31,	December 31,
class F shares			2008 (z)	2007	^
Net asset value, beginning			$70.66	$73.77
Income from investment operations:
Net investment income			.66	.16
Net realized and unrealized gain (loss)			(24.90)	(3.27)
Total from investment operations			(24.24)	(3.11)
Distributions from:
Net investment income			(.90)	—
Net realized gain			(4.87)	—
Total distributions			(5.77)	—
Total increase (decrease) in net asset value			(30.01)	(3.11)
Net asset value, ending			$40.65	$70.66

Total return*			(36.76%)	(4.21%)
Ratios to average net assets: A
Net investment income			1.26%	.89	% (a)
Total expenses			.79%	.71	% (a)
Expenses before offsets			.78%	.71	% (a)
Net expenses			.78%	.71	% (a)
Portfolio turnover			22%	23%
Net assets, ending (in thousands)			$104	$1

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a)	Annualized.
*	Total return is not annualized for periods less than one year.
^	From October 1, 2007 inception.
(z)	Per share figures calculated using the Average Share Method.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 34

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fis-cal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 35

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 36

Calvert VP Nasdaq 100 Index Portfolio

Semi-Annual Report
June 30, 2011

Calvert
INVESTMENTS
A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

TABLE OF CONTENTS

4	Portfolio Manager Remarks
7	Shareholder Expense Example
8	Statement of Net Assets
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Notes to Financial Statements
20	Financial Highlights
22	Explanation of Financial Tables
23	Proxy Voting
24	Availability of Quarterly Portfolio Holdings

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Performance

Equity markets fluctuated with global political and economic news throughout the first half of the year, particularly in reaction to the political turmoil in North Africa and the Middle East, the tragedy in Japan, the European sovereign debt crisis, the state of the U.S. economic recovery with the end of the Federal Reserve’s (Fed’s) QE2 program, and uncertainty around the raising of the U.S. debt ceiling.

For the six-month period, the Russell 1000 Index and the Standard & Poor’s 500 Index returned 6.37% and 6.02% respectively, while the MSCI EAFE Index was up 5.35% and the MSCI Emerging Markets Index was up 1.03%. Small caps performed in line with their large-cap counterparts, with the Russell 2000 Index returning 6.21%. Growth stocks outperformed value stocks, with the Russell 1000 Growth Index returning 6.83% and the Russell 1000 Value Index returning 5.92% during the first half of 2011.

U.S. companies once again showed strength, with many beating analysts’ estimates on earnings, and, in many cases, on the top line. In fact, 67.7% of S&P 500 companies beat analysts’ earnings estimates, led by Technology and Health Care companies. However, margins for many U.S. companies are coming in at lower levels than a year ago.

The market has rotated toward more-defensive sectors, prompted by the completion of the Fed’s stimulative QE2 program in June, a sell-off in commodities markets, the intensifying sovereign debt crisis in Europe, generally softer economic data, and high debt levels in the United States.

Despite some recovery after the Greek parliament’s approval of austerity measures and the IMF’s bailout loan to Portugal in May, concerns about global economic growth prospects related to potential contagion caused by sovereign debt default in Europe drove investor sentiment. While we don’t see a high probability of the United States going into recession due to Greece’s sovereign debt default, this possibility will likely keep the eurozone’s economic growth subdued. There remains strong sentiment among investors that some of the eurozone nations are likely to leave the currency union in the next several years and default on their sovereign debt despite the austerity measures put in place by many of these nations, including Ireland, Spain, Greece,

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.68%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total return is not annualized for periods of one year or less.

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% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS

Consumer Discretionary	15.1%
Consumer Staples	2.1%
Exchange Traded Funds	4.1%
Government	0.8%
Health Care	10.9%
Industrials	2.9%
Information Technology	59.0%
Materials	0.3%
Telecommunication Services	1.1%
Time Deposit	3.7%

Total	100%

and Portugal.

Inflation is becoming more of a focus for investors worldwide as food and energy prices increase, causing concerns about global economic growth, especially in emerging economies. China, the world’s second-largest economy, is allowing its currency to appreciate as the country battles inflation, which was 5.5% as of the most recent data available at the end of June. If the fight against inflation, aggressive capital spending, and a hyperactive real-estate market are not successful, China’s economy may have a hard landing, which would have a pronounced negative impact on the world economy. Credit and asset bubbles that may be developing in that country continue to be a potential source of risk which seems to be largely overlooked by investors.

Despite increases in food and energy prices, the latest data available as of the end of June showed that core inflation in the U.S. remains low (1.2%) and unemployment high (9.2%), driving the Fed to continue to call for an accommodative monetary policy. At the same time, the Fed’s recent position is that the economy is expanding at a moderate pace.

If and when the growth rate accelerates--and we think that can happen in the next 12 months--Fed policy will likely become less accommodative.

The recent retrenchment in markets in reaction to mixed economic news is appropriate given the risks in the system. Negative ramifications from supply-chain disruptions caused by the events in Japan, extreme weather in parts of the United States, job cutting at the municipal level, and the expiration of QE2 are having a short-term negative impact on economic growth and employment. However, the United States still looks better than the rest of the world.

outlook

Despite the summer doldrums in equity markets and growing investor pessimism, we do not subscribe to the double-dip recession sentiment that became more prevalent during the second quarter. QE2 rolled off at the end of the quarter and, if bank loans continue to grow, the end of that program should have less of an impact on the markets. Moreover, the portion of demand not met due to the catastrophic events in Japan should not be a permanent loss in global gross domestic product but rather a deferral into the second half of 2011 once the supply chain is restored, creating a significant possibility for an upside surprise.

As demand recovers, we may see positive earnings surprises from U.S. companies, beating pessimistic consensus estimates. Fuel prices are also retreating somewhat, which should help consumer spending. The pull-back in oil prices to a four-month low in June—after the International Energy Agency said crude will be released from strategic reserves—should help support the global economic recovery and mitigate inflation concerns.

We believe the U.S. economy can withstand a mild shock from a European default crisis provided it doesn’t engulf U.S. banks. We also believe the current softening in the economic data is temporary. If a political agreement is reached for deficit reduction and an increase in the debt ceiling, equity markets are likely to react positively.

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Since shifts and developments can occur quickly in a recovering economy, we encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2011

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 6

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Actual	$1,000.00	$1,049.60	$3.21

Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.67	$3.16

* Expenses are equal to the Fund’s annualized expense ratio of .63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS JUNE 30, 2011

EQUITY SECURITIES - 91.4%	shares	value
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	3,502	$276,097
Expeditors International of Washington, Inc.	4,472	228,922
		505,019

Biotechnology - 5.9%
Alexion Pharmaceuticals, Inc.*	3,877	182,335
Amgen, Inc.*	19,609	1,144,185
Biogen Idec, Inc.*	5,097	544,971
Celgene Corp.*	9,762	588,844
Cephalon, Inc.*	1,596	127,521
Gilead Sciences, Inc.*	16,605	687,613
Vertex Pharmaceuticals, Inc.*	4,343	225,793
		3,501,262

Chemicals - 0.3%
Sigma-Aldrich Corp.	2,570	188,587

Commercial Services & Supplies - 0.3%
Stericycle, Inc.*	1,800	160,416

Communications Equipment - 7.3%
Cisco Systems, Inc.	116,088	1,812,134
F5 Networks, Inc.*	1,702	187,645
QUALCOMM, Inc.	35,219	2,000,087
Research In Motion Ltd.*	11,049	318,764
		4,318,630

Computers & Peripherals - 13.5%
Apple, Inc.*	19,505	6,547,243
Dell, Inc.*	39,805	663,549
NetApp, Inc.*	7,759	409,520
SanDisk Corp.*	5,028	208,662
Seagate Technology plc	9,072	146,604
		7,975,578

Diversified Consumer Services - 0.2%
Apollo Group, Inc.*	2,976	129,992

Electronic Equipment & Instruments - 0.4%
Flextronics International Ltd.*	16,016	102,823
FLIR Systems, Inc.	3,342	112,659
		215,482

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	9,214	748,546
Whole Foods Market, Inc.	3,705	235,082
		983,628

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EQUITY SECURITIES - cont’d	shares	value
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc.*	3,221	$287,506

Health Care Equipment & Supplies - 0.7%
DENTSPLY International, Inc.	2,995	114,050
Intuitive Surgical, Inc.*	828	308,107
		422,157

Health Care Providers & Services - 1.2%
Express Scripts, Inc.*	11,165	602,687
Henry Schein, Inc.*	1,937	138,670
		741,357

Health Care Technology - 0.4%
Cerner Corp.*	3,546	216,696

Hotels, Restaurants & Leisure - 1.9%
Ctrip.com International Ltd. (ADR)*	3,094	133,289
Starbucks Corp.	15,806	624,179
Wynn Resorts Ltd	2,631	377,654
		1,135,122

Household Durables - 0.2%
Garmin Ltd.	4,385	144,837

Internet & Catalog Retail - 5.3%
Amazon.com, Inc.*	9,532	1,949,199
Expedia, Inc.	5,236	151,792
Liberty Media Corp. - Interactive*	12,028	201,709
Netflix, Inc.*	1,108	291,061
priceline.com, Inc.*	1,047	535,991
		3,129,752

Internet Software & Services - 8.5%
Akamai Technologies, Inc.*	3,932	123,740
Baidu, Inc. (ADR)*	5,715	800,843
eBay, Inc.*	27,375	883,391
Google, Inc.*	5,336	2,702,044
VeriSign, Inc	3,554	118,917
Yahoo!, Inc.*	27,491	413,464
		5,042,399

IT Services - 2.7%
Automatic Data Processing, Inc.	10,539	555,194
Cognizant Technology Solutions Corp.*	6,411	470,183
Fiserv, Inc.*	3,030	189,769
Infosys Ltd. (ADR)	2,128	138,809
Paychex, Inc	7,622	234,148
		1,588,103

Leisure Equipment & Products - 0.3%
Mattel, Inc.	7,348	201,997

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EQUITY SECURITIES - cont’d	shares	value
Life Sciences - Tools & Services - 0.8%
Illumina, Inc.*	2,595	$195,014
Life Technologies Corp.*	3,770	196,304
QIAGEN NV*	4,912	93,426
		484,744

Machinery - 1.0%
Joy Global, Inc	2,204	209,909
PACCAR, Inc.	7,710	393,904
		603,813

Media - 4.8%
Comcast Corp	43,945	1,113,566
DIRECTV*	16,195	823,030
News Corp	38,489	681,255
Virgin Media, Inc.	6,690	200,232
		2,818,083

Multiline Retail - 0.6%
Dollar Tree, Inc.*	2,580	171,879
Sears Holdings Corp.*	2,270	162,169
		334,048

Pharmaceuticals - 1.8%
Mylan, Inc.*	9,264	228,543
Teva Pharmaceutical Industries Ltd. (ADR)	14,831	715,151
Warner Chilcott plc	5,324	128,468
		1,072,162

Semiconductors & Semiconductor Equipment - 8.8%
Altera Corp.	6,796	314,994
Applied Materials, Inc	27,804	361,730
Broadcom Corp.*	10,178	342,388
First Solar, Inc.*	1,810	239,409
Intel Corp.	111,831	2,478,175
KLA-Tencor Corp.	3,524	142,651
Lam Research Corp.*	2,604	115,305
Linear Technology Corp.	4,781	157,869
Marvell Technology Group Ltd.*	12,903	190,513
Maxim Integrated Products, Inc	6,248	159,699
Microchip Technology, Inc	4,017	152,284
Micron Technology, Inc.*	21,016	157,200
NVIDIA Corp.*	12,661	201,753
Xilinx, Inc.	5,602	204,305
		5,218,275

Software - 18.2%
Activision Blizzard, Inc.	24,122	281,745
Adobe Systems, Inc.*	10,665	335,414
Autodesk, Inc.*	4,845	187,017
BMC Software, Inc.*	3,730	204,031
CA, Inc.	10,680	243,931
Check Point Software Technologies Ltd.*	4,392	249,685
Citrix Systems, Inc.*	3,954	316,320
Electronic Arts, Inc.*	7,045	166,262
Intuit, Inc.*	6,383	331,022

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EQUITY SECURITIES - cont’d	shares	value
Software - Cont’d
Microsoft Corp.	177,883	$4,624,958
Oracle Corp.	106,770	3,513,801
Symantec Corp.*	15,936	314,258
		10,768,444

Specialty Retail - 1.7%
Bed Bath & Beyond, Inc.*	5,255	306,734
O’Reilly Automotive, Inc.*	2,908	190,503
Ross Stores, Inc	2,479	198,617
Staples, Inc	15,041	237,648
Urban Outfitters, Inc.*	3,457	97,315
		1,030,817

Trading Companies & Distributors - 0.4%
Fastenal Co.	6,214	223,642

Wireless Telecommunication Services - 1.1%
NII Holdings, Inc.*	3,576	151,551
Vodafone Group plc (ADR)	18,285	488,575
		640,126

Total Equity Securities (Cost $43,803,678)		54,082,674

EXCHANGE TRADED FUNDS - 4.1%
Powershares QQQ Trust, Series 1	42,000	2,396,100

Total Exchange Traded Funds (Cost $2,219,383)		2,396,100

	PRINCIPAL
TIME DEPOSIT - 3.7%	AMOUNT
State Street Time Deposit, 0.098%, 7/1/11	$2,179,053	2,179,053

Total Time Deposit (Cost $2,179,053)		2,179,053

U.S. TREASURY - 0.8%
United States Treasury Bills, 9/22/11^	500,000	499,879

Total U.S. Treasury (Cost $499,880)		499,879

TOTAL INVESTMENTS (Cost $48,701,994) - 100.0%		59,157,706
Other assets and liabilities, net - 0.0%		4,857
net assets - 100%		$59,162,563

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NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,850,733 shares of common stock outstanding; $0.10 par value,
20,000,000 shares authorized				44,237,882
Undistributed net investment income				71,174
Accumulated net realized gain (loss) on investments				4,276,255
Net unrealized appreciation (depreciation) on investments				10,577,252

NET ASSETS				59,162,563

NET ASSET VALUE PER SHARE				31.97

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
futures	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	59	9/11	$2,738,780	$121,540

^    Futures collateralized by 500,000 units of U.S. Treasury Bills.

*   Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $969)	$232,663
Interest income	932
Total investment income	233,595

Expenses:
Investment advisory fee	108,682
Transfer agency fees and expenses	1,878
Accounting fees	5,156
Directors’ fees and expenses	4,881
Administrative fees	31,052
Custodian fees	9,916
Reports to shareholders	20,663
Professional fees	12,046
Miscellaneous	9,081
Total expenses	203,355
Reimbursement from Advisor	(7,093)
Fees paid indirectly	(303)
Net expenses	195,959

Net Investment Income	37,636

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	10,755,839
Futures	(322,114)
10,433,725

Change in unrealized appreciation (depreciation) on:
Investments	(7,671,135)
Futures	122,926
(7,548,209)

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,885,516

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,923,152

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
INCREASE (DECREASE) IN NET ASSETS	2011	2010
Operations:
Net investment income	$37,636	$134,336
Net realized gain (loss)	10,433,725	963,877
Change in unrealized appreciation (depreciation)	(7,548,209)	8,968,590

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,923,152	10,066,803

Distributions to shareholders from:
Net investment income	—	(104,669)
Total distributions	—	(104,669)

Capital share transactions:
Shares sold	3,505,731	30,807,332
Reinvestment of distributions	—	104,679
Shares redeemed	(7,701,698)	(6,076,254)
Total capital share transactions	(4,195,967)	24,835,757

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,272,815)	34,797,891

NET ASSETS
Beginning of period	60,435,378	25,637,487
End of period (including undistributed net investment
income of $71,174 and $33,538, respectively)	$59,162,563	$60,435,378

CAPITAL SHARE ACTIVITY
Shares sold	109,877	1,203,922
Reinvestment of distributions	—	3,424
Shares redeemed	(243,139)	(228,213)
Total capital share activity	(133,262)	979,133

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert VP NASDAQ 100 Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

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Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Exchange traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	Level 1	Level 2	Level 3	Total
Equity securities*	$54,082,674	—	—	$54,082,674
Exchange traded funds	2,396,100	—	—	2,396,100
U.S. government obligations	—	$499,879	—	499,879
Other debt obligations	—	2,179,053	—	2,179,053
TOTAL	$56,478,774	$2,678,932	—	$59,157,706

Other financial instruments**	$121,540	—	—	$121,540

*For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.

**Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against

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default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used for cash equitization.

Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

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NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affili-ates. For its services, the Advisor receives an annual fee, payable monthly, of .35% of the Portfolio’s average daily net assets. Under the terms of the agreement, $16,849 was payable at period end. In addition, $5,644 was payable at period end for operating expenses paid by the Advisor during June 2011.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2012. The contractual expense cap is .67% (.65% prior to May 1, 2011). For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .10% of the Portfolio’s average daily net assets. Under the terms of the agreement, $4,814 was payable at period end.

Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $36 for the six months ended June 30, 2011. Under terms of the agreement, $6 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $11,363,608 and $17,648,947, respectively.

CAPITAL LOSS CARRYFORWARD

EXPIRATION DATE
31-Dec-11	($231,064)
31-Dec-12	(139,726)
31-Dec-13	(1,358,042)
31-Dec-14	(708,047)
31-Dec-15	(697,707)
31-Dec-16	(2,318,532)

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Capital losses may be used to offset future taxable capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011 the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$11,353,281
Unrealized (depreciation)	(1,445,500)
Net unrealized appreciation/(depreciation)	$9,907,781

Federal income tax cost of investments	$49,249,925

NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2011.

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	June 30,		December 31,	December 31,
	2011		2010	2009
Net asset value, beginning	$30.46		$25.51	$16.63
Income from investment operations:
Net investment income	.02		.06	.02
Net realized and unrealized gain (loss)	1.49		4.94	8.88
Total from investment operations	1.51		5.00	8.90
Distributions from:
Net investment income	—		(.05)	(.02)
Total distributions	—		(.05)	(.02)
Total increase (decrease) in net asset value	1.51		4.95	8.88
Net asset value, ending	$31.97		$30.46	$25.51

Total return*	4.96%		19.61%	53.51%
Ratios to average net assets: A
Net investment income	.12	% (a)	.33%	.09%
Total expenses	.65	% (a)	.68%	.74%
Expenses before offsets	.63	% (a)	.65%	.65%
Net expenses	.63	% (a)	.65%	.65%
Portfolio turnover	19%		26%	10%
Net assets, ending (in thousands)	$59,163		$60,435	$25,637

			Years ended
	December 31,		December31,	December 31,
	2008		2007	2006
Net asset value, beginning	$28.64		$24.47	$22.97
Income from investment operations:
Net investment income (loss)	.03		(.01)	.02
Net realized and unrealized gain (loss)	(12.01)		4.49	1.51
Total from investment operations	(11.98)		4.48	1.53
Distributions from:
Net investment income	(.03)		***	(.03)
Return of capital	—		(.31)	—
Total distributions	(.03)		(.31)	(.03)
Total increase (decrease) in net asset value	(12.01)		4.17	1.50
Net asset value, ending	$16.63		$28.64	$24.47

Total return*	(41.81%)		18.50%	6.67%
Ratios to average net assets: A
Net investment income (loss)	.06%		(.01%)	.05%
Total expenses	.80%		.71%	.76%
Expenses before offsets	.65%		.65%	.65%
Net expenses	.65%		.65%	.65%
Portfolio turnover	12%		13%	8%
Net assets, ending (in thousands)	$17,189		$32,822	$26,108

See notes to financial highlights.

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 20

A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a)	Annualized.
*	Total return is not annualized for periods less than one year.
***	Amount is less than $0.005.

See notes to financial statements.

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 21

EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 24

Calvert VP Russell 2000 Small Cap Index Portfolio

Semi-Annual Report

June 30, 2011

Calvert INVESTMENTS

A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Performance

Equity markets fluctuated with global political and economic news throughout the first half of the year, particularly in reaction to the political turmoil in North Africa and the Middle East, the tragedy in Japan, the European sovereign debt crisis, the state of the U.S. economic recovery with the end of the Federal Reserve’s (Fed’s) QE2 program, and uncertainty around the raising of the U.S. debt ceiling.

For the six-month period, the Russell 1000 Index and the Standard & Poor’s 500 Index returned 6.37% and 6.02% respectively, while the MSCI EAFE Index was up 5.35% and the MSCI Emerging Markets Index was up 1.03%. Small caps performed in line with their large-cap counterparts, with the Russell 2000 Index returning 6.21%. Growth stocks outperformed value stocks, with the Russell 1000 Growth Index returning 6.83% and the Russell 1000 Value Index returning 5.92% during the first half of 2011.

U.S. companies once again showed strength, with many beating analysts’ estimates on earnings, and, in many cases, on the top line. In fact, 67.7% of S&P 500 companies beat analysts’ earnings estimates, led by Technology and Health Care companies. However, margins for many U.S. companies are coming in at lower levels than a year ago.

The market has rotated toward more-defensive sectors, prompted by the completion of the Fed’s stimulative QE2 program in June, a sell-off in commodities markets, the intensifying sovereign debt crisis in Europe, generally softer economic data, and high debt levels in the United States.

Despite some recovery after the Greek parliament’s approval of austerity measures and the IMF’s bail-out loan to Portugal in May, concerns about global economic growth prospects related to potential contagion caused by sovereign debt default in Europe drove investor sentiment. While we don’t see a high probability of the United States going

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for Class I shares is 0.82%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total return is not annualized for periods of one year or less.

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% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS

Consumer Discretionary	12.3%
Consumer Staples	3.0%
Energy	6.3%
Exchange Traded Funds	4.0%
Financials	18.9%
Government	0.6%
Health Care	11.2%
Industrials	14.1%
Information Technology	16.5%
Materials	4.5%
Telecommunication Services	0.9%
Time Deposit	4.8%
Utilities	2.9%
Total	100%

into recession due to Greece’s sovereign debt default, this possibility will likely keep the eurozone’s economic growth subdued. There remains strong sentiment among investors that some of the eurozone nations are likely to leave the currency union in the next several years and default on their sovereign debt despite the austerity measures put in place by many of these nations, including Ireland, Spain, Greece, and Portugal.

Inflation is becoming more of a focus for investors worldwide as food and energy prices increase, causing concerns about global economic growth, especially in emerging economies. China, the world’s second-largest economy, is allowing its currency to appreciate as the country battles inflation, which was 5.5% as of the most recent data available at the end of June. If the fight against inflation, aggressive capital spending, and a hyperactive real-estate market are not successful, China’s economy may have a hard landing, which would have a pronounced negative impact on the world economy. Credit and asset bubbles that may be developing in that country continue to be a potential source of risk which seems to be largely overlooked by investors.

     Despite increases in food and energy prices, the latest data available as of the end of June showed that core inflation in the U.S. remains low (1.2%) and unemployment high (9.2%), driving the Fed to continue to call for an accommodative monetary policy. At the same time, the Fed’s recent position is that the economy is expanding at a moderate pace. If and when the growth rate accelerates--and we think that can happen in the next 12 months--Fed policy will likely become less accommodative.

The recent retrenchment in markets in reaction to mixed economic news is appropriate given the risks in the system. Negative ramifications from supply-chain disruptions caused by the events in Japan, extreme weather in parts of the United States, job cutting at the municipal level, and the expiration of QE2 are having a short-term negative impact on economic growth and employment. However, the United States still looks better than the rest of the world.

outlook

Despite the summer doldrums in equity markets and growing investor pessimism, we do not subscribe to the double-dip recession sentiment that became more prevalent during the second quarter. QE2 rolled off at the end of the quarter and, if bank loans continue to grow, the end of that program should have less of an impact on the markets. Moreover, the portion of demand not met due to the catastrophic events in Japan should not be a permanent loss in global gross domestic product but rather a deferral into the second half of 2011 once the supply chain is restored, creating a significant possibility for an upside surprise.

As demand recovers, we may see positive earnings surprises from U.S. companies, beating pessimistic consensus estimates. Fuel prices are also retreating somewhat, which should help consumer spending. The pull-back in oil prices to a four-month low in June—after the International Energy Agency said crude will be released from strategic reserves—should help support the global economic recovery and mitigate inflation concerns.

We believe the U.S. economy can withstand a mild shock from a European default crisis provided it doesn’t engulf U.S. banks. We also believe the current softening in the economic data is temporary. If a political agreement is reached for deficit reduction and an increase in the debt ceiling, equity markets are likely to react positively.

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Since shifts and developments can occur quickly in a recovering economy, we encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2011

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 6

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Class I
Actual	$1,000.00	$1,058.40	$3.61

Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.29	$3.54

Class F
Actual	$1,000.00	$1,057.30	$4.68

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.25	$4.59

* Expenses are equal to the Fund’s annualized expense ratio of .71% and .92%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2011

EQUITY SECURITIES - 90.6%	shares	value
Aerospace & Defense - 1.7%
AAR Corp	3,414	$92,485
Aerovironment, Inc.*	1,447	51,151
American Science & Engineering, Inc.	788	63,040
Astronics Corp.*	970	29,876
Ceradyne, Inc.*	2,046	79,773
Cubic Corp.	1,378	70,264
Curtiss-Wright Corp	3,815	123,492
DigitalGlobe, Inc.*	2,897	73,613
Ducommun, Inc.	1,087	22,360
Esterline Technologies Corp.*	2,505	191,382
GenCorp, Inc.*	5,118	32,858
GeoEye, Inc.*	1,931	72,219
HEICO Corp.	3,428	187,649
Hexcel Corp.*	8,049	176,193
Keyw Holding Corp.*	1,077	13,344
Kratos Defense & Security Solutions, Inc.*	2,371	28,831
LMI Aerospace, Inc.*	916	22,378
Moog, Inc.*	3,732	162,417
National Presto Industries, Inc.	420	42,626
Orbital Sciences Corp.*	5,042	84,958
Taser International, Inc.*	5,806	26,417
Teledyne Technologies, Inc.*	3,018	151,986
Triumph Group, Inc.	1,545	153,851
		1,953,163

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,743	32,489
Atlas Air Worldwide Holdings, Inc.*	2,260	134,493
Forward Air Corp.	2,539	85,793
HUB Group, Inc.*	3,025	113,921
Pacer International, Inc.*	3,629	17,129
Park-Ohio Holdings Corp.*	726	15,348
		399,173

Airlines - 0.6%
Alaska Air Group, Inc.*	2,944	201,546
Allegiant Travel Co.*	1,330	65,835
Hawaiian Holdings, Inc.*	4,528	25,810
JetBlue Airways Corp.*	20,251	123,531
Republic Airways Holdings, Inc.*	4,602	25,127
Skywest, Inc.	4,346	65,451
Spirit Airlines, Inc.*	1,281	15,359
US Airways Group, Inc.*	13,313	118,619
		641,278

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EQUITY SECURITIES - cont’d	shares	value
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc.*	5,250	$59,745
Amerigon, Inc.*	1,891	32,865
Cooper Tire & Rubber Co.	5,357	106,015
Dana Holding Corp.*	12,244	224,065
Dorman Products, Inc.*	991	39,224
Drew Industries, Inc.	1,669	41,258
Exide Technologies*	6,612	50,516
Fuel Systems Solutions, Inc.*	1,481	36,951
Modine Manufacturing Co.*	4,047	62,202
Motorcar Parts of America, Inc.*	992	14,890
Shiloh Industries, Inc.	483	5,207
Spartan Motors, Inc.	3,414	18,436
Standard Motor Products, Inc.	1,820	27,718
Stoneridge, Inc.*	2,174	32,045
Superior Industries International, Inc.	2,023	44,728
Tenneco, Inc.*	4,968	218,940
Tower International, Inc.*	681	12,047
		1,026,852

Automobiles - 0.0%
Winnebago Industries, Inc.*	2,545	24,585

Beverages - 0.2%
Boston Beer Co., Inc.*	675	60,480
Central European Distribution Corp.*	5,976	66,931
Coca Cola Bottling Co. Consolidated	436	29,500
Craft Brewers Alliance, Inc.*	855	7,362
Heckmann Corp.*	7,750	46,810
MGP Ingredients, Inc.	1,018	8,867
National Beverage Corp.	1,154	16,906
Primo Water Corp.*	983	14,145
		251,001

Biotechnology - 3.3%
Achillion Pharmaceuticals, Inc.*	3,274	24,359
Acorda Therapeutics, Inc.*	3,388	109,466
Affymax, Inc.*	2,134	14,661
Alkermes, Inc.*	7,836	145,750
Allos Therapeutics, Inc.*	8,161	17,464
Alnylam Pharmaceuticals, Inc.*	3,186	29,853
AMAG Pharmaceuticals, Inc.*	1,838	34,554
Amicus Therapeutics, Inc.*	1,296	7,698
Anacor Pharmaceuticals, Inc.*	1,231	7,952
Anthera Pharmaceuticals, Inc.*	1,404	11,471
Ardea Biosciences, Inc.*	1,391	35,415
Arena Pharmaceuticals, Inc.*	11,560	15,722
Ariad Pharmaceuticals, Inc.*	11,099	125,752
Arqule, Inc.*	4,310	26,937
Array Biopharma, Inc.*	5,513	12,349
AVEO Pharmaceuticals, Inc.*	2,188	45,095
AVI BioPharma, Inc.*	10,243	14,647
BioCryst Pharmaceuticals, Inc.*	2,679	10,234

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EQUITY SECURITIES - cont’d	shares	value
Biotechnology - Cont’d
BioMimetic Therapeutics, Inc.*	1,488	$7,619
Biosante Pharmaceuticals, Inc.*	5,908	16,247
Biospecifics Technologies Corp.*	285	6,384
Biotime, Inc.*	1,975	10,132
Cell Therapeutics, Inc.*	13,771	21,689
Celldex Therapeutics, Inc.*	2,949	10,469
Cepheid, Inc.*	5,197	180,024
Chelsea Therapeutics International Ltd.*	4,238	21,614
Cleveland Biolabs, Inc.*	1,936	6,602
Clinical Data, Inc., Rights*	1,024	-
Codexis, Inc.*	2,017	19,424
Cubist Pharmaceuticals, Inc.*	4,926	177,287
Curis, Inc.*	7,891	28,250
Cytori Therapeutics, Inc.*	4,706	22,542
Dusa Pharmaceuticals, Inc.*	2,008	12,490
Dyax Corp.*	9,064	17,947
Dynavax Technologies Corp.*	9,092	25,003
Emergent Biosolutions, Inc.*	1,965	44,311
Enzon Pharmaceuticals, Inc.*	3,403	34,200
Exact Sciences Corp.*	4,370	37,582
Exelixis, Inc.*	11,069	99,178
Genomic Health, Inc.*	1,298	36,227
Geron Corp.*	10,723	42,999
GTx, Inc.*	1,483	7,104
Halozyme Therapeutics, Inc.*	7,451	51,486
Idenix Pharmaceuticals, Inc.*	4,712	23,560
Immunogen, Inc.*	6,628	80,795
Immunomedics, Inc.*	6,814	27,733
Incyte Corp.*	7,269	137,675
Infinity Pharmaceuticals, Inc.*	1,415	11,688
Inhibitex, Inc.*	4,564	17,891
Insmed, Inc.*	2,040	24,460
InterMune, Inc.*	4,023	144,224
Ironwood Pharmaceuticals, Inc.*	4,145	65,159
Isis Pharmaceuticals, Inc.*	8,235	75,433
Keryx Biopharmaceuticals, Inc.*	4,735	22,397
Lexicon Pharmaceuticals, Inc.*	14,013	24,663
Ligand Pharmaceuticals, Inc., Class B*	2,034	24,306
MannKind Corp.*	6,396	24,305
Maxygen, Inc.	2,883	15,770
Medivation, Inc.*	2,576	55,204
Metabolix, Inc.*	2,775	19,813
Micromet, Inc.*	7,939	45,570
Momenta Pharmaceuticals, Inc.*	3,872	75,349
Nabi Biopharmaceuticals*	3,714	19,981
Neurocrine Biosciences, Inc.*	4,548	36,611
Novavax, Inc.*	7,851	15,859
NPS Pharmaceuticals, Inc.*	7,052	66,641
Nymox Pharmaceutical Corp.*	1,718	14,345
OncoGenex Pharmaceutical, Inc.*	799	13,607
Oncothyreon, Inc.*	3,418	31,411
Onyx Pharmaceuticals, Inc.*	5,207	183,807

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EQUITY SECURITIES - cont’d	shares	value
Biotechnology - Cont’d
Opko Health, Inc.*	8,218	$30,324
Orexigen Therapeutics, Inc.*	3,152	5,012
Osiris Therapeutics, Inc.*	1,745	13,506
PDL BioPharma, Inc.	12,211	71,679
Peregrine Pharmaceuticals, Inc.*	4,774	8,880
Pharmacyclics, Inc.*	3,774	39,401
PharmAthene, Inc.*	2,930	8,614
Progenics Pharmaceuticals, Inc.*	2,933	21,059
Rigel Pharmaceuticals, Inc.*	5,636	51,682
Sangamo Biosciences, Inc.*	4,682	27,577
Savient Pharmaceuticals, Inc.*	6,212	46,528
Sciclone Pharmaceuticals, Inc.*	3,868	23,363
Seattle Genetics, Inc.*	8,202	168,305
SIGA Technologies, Inc.*	2,826	27,525
Spectrum Pharmaceuticals, Inc.*	4,593	42,554
Sunesis Pharmaceuticals, Inc.*	2,400	5,016
SuperGen, Inc.*	4,667	13,908
Synta Pharmaceuticals Corp.*	1,334	6,710
Targacept, Inc.*	2,414	50,863
Theravance, Inc.*	5,763	127,996
Transcept Pharmaceuticals, Inc.*	497	5,442
Trius Therapeutics, Inc.*	525	4,158
Vanda Pharmaceuticals, Inc.*	2,587	18,471
Vical, Inc.*	7,213	29,718
Zalicus, Inc.*	6,101	14,520
ZIOPHARM Oncology, Inc.*	5,687	34,804
Zogenix, Inc.*	704	2,823
		3,824,884

Building Products - 0.6%
A.O. Smith Corp.	3,180	134,514
AAON, Inc.	1,579	34,485
Ameresco, Inc.*	1,452	20,589
American Woodmark Corp.	938	16,246
Ameron International Corp.	809	53,135
Apogee Enterprises, Inc.	2,456	31,461
Builders FirstSource, Inc.*	4,708	10,122
Gibraltar Industries, Inc.*	2,647	29,964
Griffon Corp.*	3,918	39,494
Insteel Industries, Inc	1,631	20,453
NCI Building Systems, Inc.*	1,877	21,379
Quanex Building Products Corp	3,310	54,251
Simpson Manufacturing Co., Inc	3,445	102,902
Trex Co., Inc.*	1,354	33,146
Universal Forest Products, Inc.	1,697	40,660
USG Corp.*	5,869	84,162
		726,963

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EQUITY SECURITIES - cont’d	shares	value
Capital Markets - 1.9%
Apollo Investment Corp.	16,100	$164,381
Arlington Asset Investment Corp.	625	19,619
Artio Global Investors, Inc.	2,429	27,448
BGC Partners, Inc.	6,212	48,019
BlackRock Kelso Capital Corp.	6,249	56,053
Calamos Asset Management, Inc.	1,559	22,637
Capital Southwest Corp.	264	24,359
CIFC Deerfield Corp.*	974	6,672
Cohen & Steers, Inc.	1,528	50,653
Cowen Group, Inc.*	6,639	24,963
Diamond Hill Investment Group, Inc.	250	20,322
Duff & Phelps Corp.	2,383	30,574
E*Trade Financial Corp.*	1	5
Edelman Financial Group, Inc	2,158	17,027
Epoch Holding Corp.	1,224	21,848
Evercore Partners, Inc.	1,616	53,845
FBR & Co.*	4,878	16,585
Fifth Street Finance Corp.	5,823	67,547
Financial Engines, Inc.*	3,147	81,570
FXCM, Inc.	1,968	19,523
GAMCO Investors, Inc.	612	28,329
GFI Group, Inc.	5,807	26,654
Gladstone Capital Corp.	2,184	20,180
Gladstone Investment Corp.	2,292	16,365
Gleacher & Co., Inc.*	7,221	14,731
Golub Capital BDC, Inc.	687	10,257
Harris & Harris Group, Inc.*	3,204	16,436
Hercules Technology Growth Capital, Inc.	3,801	39,986
HFF, Inc.*	2,386	36,005
ICG Group, Inc.*	3,171	38,781
Intl. FCStone, Inc.*	1,181	28,592
Investment Technology Group, Inc.*	3,390	47,528
JMP Group, Inc.	1,155	8,120
KBW, Inc.	3,103	58,026
Knight Capital Group, Inc.*	8,248	90,893
Kohlberg Capital Corp.	1,571	12,489
Ladenburg Thalmann Financial Services, Inc.*	8,462	11,678
Main Street Capital Corp.	1,524	28,880
MCG Capital Corp.	6,694	40,699
Medallion Financial Corp.	1,184	11,544
Medley Capital Corp.	1,208	14,182
MF Global Holdings Ltd.*	13,465	104,219
MVC Capital, Inc	2,126	28,127
New Mountain Finance Corp.*	598	7,595
NGP Capital Resources Co.	2,245	18,409
Oppenheimer Holdings, Inc.	932	26,292
optionsXpress Holdings, Inc.	3,695	61,633
PennantPark Investment Corp.	4,208	47,172
Piper Jaffray Co.’s*	1,283	36,963
Prospect Capital Corp.	8,517	86,107

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 12

EQUITY SECURITIES - cont’d	shares	value
Capital Markets - Cont’d
Pzena Investment Management, Inc.	491	$2,789
Safeguard Scientifics, Inc.*	1,902	35,910
Solar Capital Ltd.	2,998	74,021
Solar Senior Capital Ltd.	800	14,360
Stifel Financial Corp.*	4,478	160,581
SWS Group, Inc.	2,652	15,885
THL Credit, Inc.	836	10,868
TICC Capital Corp.	2,790	26,784
Triangle Capital Corp.	1,641	30,293
Virtus Investment Partners, Inc.*	434	26,344
Westwood Holdings Group, Inc.	603	22,974
		2,211,331

Chemicals - 2.0%
American Vanguard Corp.	2,111	27,380
Arch Chemicals, Inc.	1,978	68,122
Balchem Corp.	2,466	107,962
Calgon Carbon Corp.*	4,914	83,538
Chase Corp.	526	8,816
Chemtura Corp.*	7,914	144,035
Ferro Corp.*	7,534	101,257
Flotek Industries, Inc.*	4,103	34,958
FutureFuel Corp.	1,534	18,577
Georgia Gulf Corp.*	2,950	71,213
H.B. Fuller Co	4,279	104,493
Hawkins, Inc.	759	27,491
Innophos Holdings, Inc.	1,873	91,402
Innospec, Inc.*	1,948	65,472
KMG Chemicals, Inc	568	9,565
Koppers Holdings, Inc.	1,798	68,198
Kraton Performance Polymers, Inc.*	2,621	102,665
Landec Corp.*	2,742	18,097
LSB Industries, Inc.*	1,588	68,157
Minerals Technologies, Inc.	1,501	99,501
NewMarket Corp.	741	126,496
NL Industries, Inc.	532	9,768
Olin Corp.	6,549	148,400
OM Group, Inc.*	2,548	103,551
Omnova Solutions, Inc.*	3,910	27,214
PolyOne Corp.	7,675	118,732
Quaker Chemical Corp.	976	41,978
Schulman A, Inc.	2,755	69,398
Senomyx, Inc.*	3,582	18,411
Sensient Technologies Corp	4,114	152,506
Spartech Corp.*	3,208	19,537
Stepan Co.	682	48,354
STR Holdings, Inc.*	2,482	37,031
TPC Group, Inc.*	1,090	42,750
Zagg, Inc.*	1,641	21,989
Zep, Inc.	1,900	35,910
Zoltek Co.’s, Inc.*	2,577	27,136
		2,370,060

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 13

EQUITY SECURITIES - cont’d	shares	value
Commercial Banks - 5.2%
1st Source Corp.	1,417	$29,389
1st United Bancorp, Inc.*	2,033	12,645
Alliance Financial Corp.	484	14,777
Ameris Bancorp*	2,453	21,758
Ames National Corp.	756	13,729
Arrow Financial Corp.	902	22,072
Bancfirst Corp.	651	25,129
Banco Latinoamericano de Exportaciones SA	2,403	41,620
Bancorp Rhode Island, Inc.	288	13,052
Bancorp, Inc.*	2,092	21,861
BancorpSouth, Inc.	6,861	85,145
Bank of Kentucky Financial Corp.	473	10,534
Bank of Marin Bancorp	545	19,277
Bank of the Ozarks, Inc.	1,145	59,609
Banner Corp.	1,359	23,784
Boston Private Financial Holdings, Inc	7,188	47,297
Bridge Bancorp, Inc.	653	13,896
Bridge Capital Holdings*	752	8,332
Bryn Mawr Bank Corp.	1,004	20,331
Camden National Corp.	710	23,295
Cape Bancorp, Inc.*	943	9,430
Capital Bank Corp.*	507	1,769
Capital City Bank Group, Inc.	1,232	12,640
Cardinal Financial Corp.	2,513	27,517
Cascade Bancorp*	500	5,050
Cathay General Bancorp	6,462	105,912
Center Bancorp, Inc.	993	10,367
Center Financial Corp.*	3,295	20,923
Centerstate Banks of Florida, Inc.	2,552	17,660
Central Pacific Financial Corp.*	1,199	16,786
Century Bancorp, Inc.	277	7,329
Chemical Financial Corp.	2,133	40,015
Citizens & Northern Corp.	1,125	16,954
City Holding Co.	1,381	45,614
CNB Financial Corp.	1,282	17,807
CoBiz Financial, Inc.	2,995	19,587
Columbia Banking System, Inc.	3,437	59,185
Community Bank System, Inc.	3,060	75,857
Community Trust Bancorp, Inc.	1,197	33,181
CVB Financial Corp.	7,857	72,677
Danvers Bancorp, Inc.	1,653	35,986
Eagle Bancorp, Inc.*	1,706	22,690
Encore Bancshares, Inc.*	745	8,955
Enterprise Bancorp, Inc.	478	7,203
Enterprise Financial Services Corp.	1,378	18,644
Financial Institutions, Inc.	1,134	18,620
First Bancorp (North Carolina)	1,553	15,903
First Bancorp, Inc. (Maine)	691	10,268
First Busey Corp.	6,352	33,602
First Commonwealth Financial Corp.	9,166	52,613
First Community Bancshares, Inc.	1,464	20,496

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 14

EQUITY SECURITIES - cont’d	shares	value
Commercial Banks - Cont’d
First Financial Bancorp	5,061	$84,468
First Financial Bankshares, Inc.	2,725	93,876
First Financial Corp.	966	31,627
First Interstate Bancsystem, Inc.	1,151	16,966
First Merchants Corp	2,368	21,170
First Midwest Bancorp, Inc.	6,478	79,615
First of Long Island Corp.	601	16,762
FirstMerit Corp.	8,978	148,227
FNB Corp.	10,549	109,182
German American Bancorp, Inc.	1,152	19,100
Glacier Bancorp, Inc.	6,291	84,803
Great Southern Bancorp, Inc.	940	17,813
Hampton Roads Bankshares, Inc.*	807	7,989
Hancock Holding Co.	6,271	194,276
Hanmi Financial Corp.*	9,549	10,217
Heartland Financial USA, Inc	1,357	19,744
Heritage Commerce Corp.*	1,714	8,759
Heritage Financial Corp.	1,400	18,102
Home Bancshares, Inc.	1,923	45,460
Hudson Valley Holding Corp	1,215	23,462
IBERIABANK Corp.	2,222	128,076
Independent Bank Corp.	1,853	48,641
International Bancshares Corp.	4,652	77,828
Investors Bancorp, Inc.*	4,201	59,654
Lakeland Bancorp, Inc.	2,239	22,345
Lakeland Financial Corp.	1,410	31,387
MainSource Financial Group, Inc.	2,090	17,347
MB Financial, Inc.	4,632	89,120
Merchants Bancshares, Inc.	377	9,225
Metro Bancorp, Inc.*	1,253	14,309
Midsouth Bancorp, Inc.	777	10,591
Nara Bancorp, Inc.*	3,522	28,634
National Bankshares, Inc.	719	18,004
National Penn Bancshares, Inc.:
Common Stock	10,168	80,632
Fractional Shares (b)*	25,000	5
NBT Bancorp, Inc.	3,011	66,633
Northfield Bancorp, Inc.	1,401	19,698
Old National Bancorp	8,187	88,420
OmniAmerican Bancorp, Inc.*	1,235	18,488
Oriental Financial Group, Inc.	4,052	52,230
Orrstown Financial Services, Inc	623	16,391
Pacific Capital Bancorp*	338	10,745
Pacific Continental Corp.	1,909	17,467
PacWest Bancorp	2,682	55,169
Park National Corp	1,091	71,853
Park Sterling Corp.*	2,352	11,666
Penns Woods Bancorp, Inc	303	10,411
Peoples Bancorp, Inc.	1,091	12,296
Pinnacle Financial Partners, Inc.*	2,915	45,357
PrivateBancorp, Inc.	4,550	62,790
Prosperity Bancshares, Inc.	3,853	168,838

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 15

EQUITY SECURITIES - cont’d	shares	value
Commercial Banks - Cont’d
Renasant Corp.	2,202	$31,907
Republic Bancorp, Inc.	1,015	20,199
S&T Bancorp, Inc.	2,166	40,266
Sandy Spring Bancorp, Inc.	2,099	37,761
SCBT Financial Corp.	1,325	38,001
Seacoast Banking Corp of Florida*	5,956	8,934
Sierra Bancorp	987	11,173
Signature Bank*	3,398	194,366
Simmons First National Corp	1,504	38,593
Southside Bancshares, Inc.	1,451	28,810
Southwest Bancorp, Inc.*	2,012	19,697
State Bancorp, Inc.	1,243	16,582
State Bank Financial Corp.*	2,598	42,529
StellarOne Corp	2,371	28,713
Sterling BanCorp.	2,786	26,439
Sterling Bancshares, Inc.	8,020	65,443
Sterling Financial Corp.*	2,204	35,418
Suffolk Bancorp	896	12,508
Sun Bancorp, Inc.*	3,090	11,279
Susquehanna Bancshares, Inc.	11,341	90,728
SVB Financial Group*	3,524	210,418
SY Bancorp, Inc.	1,229	28,574
Taylor Capital Group, Inc.*	889	7,254
Texas Capital Bancshares, Inc.*	3,196	82,553
Tompkins Financial Corp.	692	27,154
Tower Bancorp, Inc.	927	25,400
TowneBank	2,056	27,509
TriCo Bancshares	1,295	18,907
Trustmark Corp	5,259	123,113
UMB Financial Corp.	2,777	116,301
Umpqua Holdings Corp.	9,422	109,013
Union First Market Bankshares Corp.	1,561	19,013
United Bankshares, Inc.	3,386	82,889
United Community Banks, Inc.*	1,956	20,655
Univest Corp. of Pennsylvania	1,722	26,915
Virginia Commerce Bancorp, Inc.*	1,862	11,004
Washington Banking Co.	1,588	20,993
Washington Trust Bancorp, Inc.	1,232	28,299
Webster Financial Corp.	6,198	130,282
WesBanco, Inc.	2,018	39,674
West Bancorporation, Inc.	1,387	12,219
West Coast Bancorp*	1,739	29,146
Westamerica Bancorporation	2,373	116,870
Western Alliance Bancorp*	6,105	43,347
Wilshire Bancorp, Inc.*	4,669	13,727
Wintrust Financial Corp.	3,007	96,765
		6,071,980

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 16

EQUITY SECURITIES - cont’d	shares	value
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	4,542	$106,010
ACCO Brands Corp.*	4,794	37,633
American Reprographics Co.*	3,218	22,751
APAC Customer Services, Inc.*	2,952	15,734
AT Cross Co.*	787	8,964
Brink’s Co.	3,836	114,428
Casella Waste Systems, Inc.*	2,315	14,122
Cenveo, Inc.*	4,813	30,803
Clean Harbors, Inc.*	1,925	198,756
Compx International, Inc.	107	1,410
Consolidated Graphics, Inc.*	814	44,729
Courier Corp.	1,060	11,713
Deluxe Corp.	4,225	104,400
EnergySolutions, Inc.	7,742	38,245
EnerNOC, Inc.*	2,044	32,173
Ennis, Inc.	2,271	39,515
Fuel Tech, Inc.*	1,855	12,299
G&K Services, Inc.	1,608	54,447
GEO Group, Inc.:
Common Stock*	5,342	123,026
Escrow (b)*	100,000	11
Healthcare Services Group, Inc.	5,744	93,340
Heritage-Crystal Clean, Inc.*	389	7,461
Herman Miller, Inc	4,708	128,152
Higher One Holdings, Inc.*	2,515	47,584
HNI Corp.	3,676	92,341
Innerworkings, Inc.*	2,465	20,558
Interface, Inc.	4,415	85,519
Intersections, Inc	755	13,741
Kimball International, Inc., Class B	3,252	20,910
Knoll, Inc.	4,116	82,608
M&F Worldwide Corp.*	1,102	28,476
Mcgrath RentCorp	2,093	58,771
Metalico, Inc.*	3,896	22,986
Mine Safety Appliances Co.	2,322	86,703
Mobile Mini, Inc.*	3,020	63,994
Multi-Color Corp.	1,079	26,641
Quad/Graphics, Inc.	2,074	80,596
Rollins, Inc.	5,222	106,424
Schawk, Inc.	1,200	19,872
Standard Parking Corp.*	1,439	22,981
Steelcase, Inc.	6,700	76,313
Swisher Hygiene, Inc.*	6,953	39,145
SYKES Enterprises, Inc.*	3,603	77,573
Team, Inc.*	1,759	42,445
Tetra Tech, Inc.*	5,123	115,269
TMS International Corp.*	1,058	13,807
TRC Cos, Inc.*	1,457	9,106
Unifirst Corp.	1,234	69,338
United Stationers, Inc.	3,781	133,961

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 17

EQUITY SECURITIES - cont’d	shares	value
Commercial Services & Supplies - Cont’d
US Ecology, Inc.	1,699	$29,053
Viad Corp.	1,798	40,077
WCA Waste Corp.*	1,383	7,966
		2,774,880

Communications Equipment - 2.2%
Adtran, Inc.	5,442	210,660
Anaren, Inc.*	1,364	28,985
Arris Group, Inc.*	10,171	118,085
Aruba Networks, Inc.*	7,013	207,234
Aviat Networks, Inc.*	5,538	21,820
Bel Fuse, Inc., Class B	968	20,996
BigBand Networks, Inc.*	4,631	10,049
Black Box Corp.	1,535	47,999
Blue Coat Systems, Inc.*	3,639	79,549
Calix, Inc.*	3,092	64,375
Communications Systems, Inc.	546	9,790
Comtech Telecommunications Corp.	2,336	65,501
DG FastChannel, Inc.*	2,184	69,997
Dialogic, Inc.*	1,300	5,850
Digi International, Inc.*	2,313	30,069
Emcore Corp.*	7,259	19,890
EMS Technologies, Inc.*	1,420	46,817
Emulex Corp.*	7,599	65,351
Extreme Networks*	9,344	30,275
Finisar Corp.*	7,366	132,809
Globecomm Systems, Inc.*	1,885	29,331
Harmonic, Inc.*	9,805	70,890
Infinera Corp.*	8,105	56,006
InterDigital, Inc.	3,847	157,150
Ixia*	3,011	38,541
KVH Industries, Inc.*	1,491	15,849
Loral Space & Communications, Inc.*	946	65,719
Meru Networks, Inc.*	500	6,005
Netgear, Inc.*	3,080	134,658
Numerex Corp.*	785	7,638
Oclaro, Inc.*	4,321	29,037
Oplink Communications, Inc.*	1,692	31,522
Opnext, Inc.*	4,498	10,255
ORBCOMM, Inc.*	2,846	8,908
Plantronics, Inc.	3,953	144,403
Powerwave Technologies, Inc.*	14,772	43,577
Procera Networks, Inc.*	935	10,033
Seachange International, Inc.*	2,173	23,425
ShoreTel, Inc.*	4,177	42,605
Sonus Networks, Inc.*	18,211	59,004
Sycamore Networks, Inc.	1,689	37,563
Symmetricom, Inc.*	4,071	23,734
Tekelec*	5,062	46,216
Viasat, Inc.*	2,903	125,613
Westell Technologies, Inc.*	4,363	15,576
		2,519,359

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 18

EQUITY SECURITIES - cont’d	shares	value
Computers & Peripherals - 0.6%
Avid Technology, Inc.*	2,537	$47,797
Cray, Inc.*	3,293	21,075
Dot Hill Systems Corp.*	4,643	13,186
Electronics for Imaging, Inc.*	3,961	68,209
Hypercom Corp.*	4,276	42,033
Imation Corp.*	3,091	29,179
Immersion Corp.*	2,323	19,815
Intermec, Inc.*	4,881	53,886
Intevac, Inc.*	2,067	21,104
Novatel Wireless, Inc.*	2,900	15,892
OCZ Technology Group, Inc.*	4,223	33,784
Quantum Corp.*	19,651	64,848
Rimage Corp.	986	13,242
Silicon Graphics International Corp.*	2,677	46,045
STEC, Inc.*	3,561	60,573
Stratasys, Inc.*	1,797	60,559
Super Micro Computer, Inc.*	2,137	34,384
Synaptics, Inc.*	2,964	76,293
Xyratex Ltd.*	3,129	32,104
		754,008

Construction & Engineering - 0.7%
Argan, Inc.*	585	5,932
Comfort Systems USA, Inc.	3,332	35,352
Dycom Industries, Inc.*	3,072	50,196
EMCOR Group, Inc.*	5,493	161,000
Furmanite Corp.*	3,036	24,106
Granite Construction, Inc.	3,058	75,013
Great Lakes Dredge & Dock Corp.	5,123	28,586
Insituform Technologies, Inc.*	3,435	72,032
Layne Christensen Co.*	1,710	51,881
MasTec, Inc.*	4,632	91,343
Michael Baker Corp.*	821	17,340
MYR Group, Inc.*	1,740	40,716
Northwest Pipe Co.*	959	24,992
Orion Marine Group, Inc.*	2,790	26,254
Pike Electric Corp.*	1,702	15,046
Primoris Services Corp	1,880	24,252
Sterling Construction Co., Inc.*	1,494	20,572
Tutor Perini Corp.	2,335	44,785
UniTek Global Services, Inc.*	902	7,135
		816,533

Construction Materials - 0.2%
Eagle Materials, Inc.	3,656	101,893
Headwaters, Inc.*	6,267	19,616
Texas Industries, Inc.	1,820	75,766
United States Lime & Minerals, Inc.*	269	11,032
		208,307

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 19

EQUITY SECURITIES - cont’d	shares	value
Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	5,101	$35,146
Cash America International, Inc.	2,416	139,814
Credit Acceptance Corp.*	549	46,374
Dollar Financial Corp.*	3,735	80,863
Ezcorp, Inc.*	4,039	143,687
First Cash Financial Services, Inc.*	2,636	110,686
First Marblehead Corp.*	5,748	10,174
Imperial Holdings, Inc.*	1,913	19,436
Nelnet, Inc.	2,311	50,981
Netspend Holdings, Inc.*	2,443	24,430
Nicholas Financial, Inc.*	799	9,492
World Acceptance Corp.*	1,301	85,306
		756,389

Containers & Packaging - 0.2%
AEP Industries, Inc.*	367	10,713
Boise, Inc.	8,652	67,399
Graham Packaging Co., Inc.*	1,984	50,036
Graphic Packaging Holding Co.*	13,136	71,460
Myers Industries, Inc.	3,089	31,755
		231,363

Distributors - 0.2%
Audiovox Corp.*	1,390	10,509
Core-Mark Holding Co., Inc.*	936	33,415
Pool Corp.	3,959	118,018
Weyco Group, Inc.	737	18,130
		180,072

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	1,470	65,430
Archipelago Learning, Inc.*	1,088	10,728
Ascent Media Corp.*	1,251	66,265
Bridgepoint Education, Inc.*	1,706	42,650
Cambium Learning Group, Inc.*	1,538	5,183
Capella Education Co.*	1,376	57,586
Coinstar, Inc.*	2,577	140,550
Corinthian Colleges, Inc.*	7,691	32,764
Grand Canyon Education, Inc.*	2,711	38,442
Hillenbrand, Inc.	5,152	121,845
K12, Inc.*	2,198	72,842
Lincoln Educational Services Corp.	1,856	31,830
Mac-Gray Corp.	1,212	18,725
Matthews International Corp.	2,425	97,364
National American University Holdings, Inc.	724	6,813
Pre-Paid Legal Services, Inc.*	657	43,684
Regis Corp.	5,024	76,968
Sotheby’s	5,551	241,468
Steiner Leisure Ltd.*	1,287	58,790
Stewart Enterprises, Inc.	7,120	51,976

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 20

EQUITY SECURITIES - cont’d	shares	value
Diversified Consumer Services - Cont’d
Strayer Education, Inc	1,006	$127,148
Universal Technical Institute, Inc.	1,842	36,416
		1,445,467

Diversified Financial Services - 0.4%
California First National Bancorp	145	2,221
Compass Diversified Holdings	3,191	52,620
Encore Capital Group, Inc.*	1,293	39,721
Gain Capital Holdings, Inc.*	987	6,721
MarketAxess Holdings, Inc.	2,418	60,595
Marlin Business Services Corp.*	795	10,057
NewStar Financial, Inc.*	2,242	23,945
PHH Corp.*	4,849	99,501
Pico Holdings, Inc.*	1,974	57,246
Portfolio Recovery Associates, Inc.*	1,406	119,215
Primus Guaranty Ltd.*	1,277	6,704
		478,546

Diversified Telecommunication Services - 0.8%
8x8, Inc.*	5,104	24,959
AboveNet, Inc.	1,964	138,383
Alaska Communications Systems Group, Inc.	3,899	34,584
Atlantic Tele-Network, Inc.	816	31,302
Boingo Wireless, Inc.*	475	4,313
Cbeyond, Inc.*	2,347	31,051
Cincinnati Bell, Inc.*	17,650	58,598
Cogent Communications Group, Inc.*	3,927	66,798
Consolidated Communications Holdings, Inc.	2,179	42,360
Fairpoint Communications, Inc.*	1,772	16,320
General Communication, Inc.*	3,588	43,307
Global Crossing Ltd.*	2,638	101,246
Globalstar, Inc.*	6,474	7,963
HickoryTech Corp.	1,098	13,044
IDT Corp., Class B	1,313	35,477
inContact, Inc.*	2,522	11,979
Iridium Communications, Inc.*	3,537	30,595
Neutral Tandem, Inc.*	2,887	50,292
PAETEC Holding Corp.*	11,040	52,882
Premiere Global Services, Inc.*	4,574	36,501
SureWest Communications	1,155	19,312
Towerstream Corp.*	2,772	13,832
Vonage Holdings Corp.*	10,316	45,494
		910,592

Electric Utilities - 1.2%
Allete, Inc.	2,720	111,629
Central Vermont Public Service Corp.	1,112	40,199
Cleco Corp.	5,011	174,633
El Paso Electric Co.	3,460	111,758
Empire District Electric Co.	3,512	67,641
IDACORP, Inc.	4,208	166,216
MGE Energy, Inc.	2,022	81,952

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 21

EQUITY SECURITIES - cont’d	shares	value
Electric Utilities - Cont’d
Otter Tail Corp.	3,144	$66,338
PNM Resources, Inc.	7,123	119,239
Portland General Electric Co.	6,190	156,483
UIL Holdings Corp.	4,152	134,317
Unisource Energy Corp.	3,159	117,926
Unitil Corp.	1,008	26,510
		1,374,841

Electrical Equipment - 1.2%
A123 Systems, Inc.*	7,666	40,783
Active Power, Inc.*	6,574	16,106
Acuity Brands, Inc.	3,559	198,521
American Superconductor Corp.*	3,671	33,186
AZZ, Inc	1,087	49,785
Belden, Inc.	3,893	135,710
Brady Corp.	3,903	125,130
Broadwind Energy, Inc.*	8,589	12,454
Capstone Turbine Corp.*	22,313	34,139
Coleman Cable, Inc.*	735	10,797
Encore Wire Corp.	1,625	39,357
Ener1, Inc.*	5,656	6,222
EnerSys*	4,224	145,390
Franklin Electric Co., Inc	2,040	95,778
FuelCell Energy, Inc.*	9,565	12,530
Generac Holdings, Inc.*	2,049	39,751
Global Power Equipment Group, Inc.*	1,295	34,343
II-VI, Inc.*	4,390	112,384
LSI Industries, Inc.	1,507	11,966
Powell Industries, Inc.*	725	26,462
PowerSecure International, Inc.*	1,894	13,675
Preformed Line Products Co.	155	11,033
SatCon Technology Corp.*	7,454	17,815
Thermon Group Holdings, Inc.*	822	9,864
Valence Technology, Inc.*	5,540	6,537
Vicor Corp.	1,707	27,602
Woodward, Inc.	5,053	176,148
		1,443,468

Electronic Equipment & Instruments - 2.3%
Aeroflex Holding Corp.*	1,630	29,584
Agilysys, Inc.*	1,841	15,354
Anixter International, Inc.	2,454	160,344
Benchmark Electronics, Inc.*	4,990	82,335
Brightpoint, Inc.*	6,168	50,022
Checkpoint Systems, Inc.*	3,461	61,883
Cognex Corp.	3,471	122,978
Coherent, Inc.*	2,060	113,856
CTS Corp.	2,987	28,884
Daktronics, Inc.	2,960	31,938
DDi Corp.	1,132	10,799
DTS, Inc.*	1,522	61,717
Echelon Corp.*	3,061	27,824

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 22

EQUITY SECURITIES - cont’d	shares	value
Electronic Equipment & Instruments - Cont’d
Electro Rent Corp.	1,712	$29,309
Electro Scientific Industries, Inc.*	1,856	35,821
eMagin Corp.*	1,426	8,656
Fabrinet*	1,677	40,718
FARO Technologies, Inc.*	1,412	61,846
Gerber Scientific, Inc.*	2,334	25,977
GSI Group, Inc.*	2,124	25,594
Identive Group, Inc.*	3,180	7,378
Insight Enterprises, Inc.*	4,044	71,619
Kemet Corp.*	3,628	51,844
L-1 Identity Solutions, Inc.*	6,116	71,863
LeCroy Corp.*	1,348	16,230
Littelfuse, Inc.	1,918	112,625
Maxwell Technologies, Inc.*	2,297	37,188
Measurement Specialties, Inc.*	1,271	45,375
Mercury Computer Systems, Inc.*	2,519	47,055
Methode Electronics, Inc.	3,257	37,814
Microvision, Inc.*	8,234	10,045
MTS Systems Corp	1,339	56,010
Multi-Fineline Electronix, Inc.*	971	20,983
NeoPhotonics Corp.*	937	6,484
Newport Corp.*	3,209	58,308
OSI Systems, Inc.*	1,566	67,338
Park Electrochemical Corp.	1,804	50,422
PC Connection, Inc.*	756	6,260
Plexus Corp.*	3,092	107,633
Power-One, Inc.*	6,116	49,540
Pulse Electronics Corp.	4,282	18,926
Radisys Corp.*	1,596	11,635
Richardson Electronics Ltd.	1,342	18,238
Rofin-Sinar Technologies, Inc.*	2,473	84,453
Rogers Corp.*	1,381	63,802
Sanmina-SCI Corp.*	6,955	71,845
Scansource, Inc.*	2,349	88,041
Smart Modular Technologies WWH, Inc.*	5,353	49,033
SYNNEX Corp.*	1,964	62,259
TTM Technologies, Inc.*	4,270	68,405
Universal Display Corp.*	3,106	108,990
Viasystems Group, Inc.*	399	8,974
Vishay Precision Group, Inc.*	1,011	17,066
X-Rite, Inc.*	2,168	10,775
Zygo Corp.*	1,307	17,279
		2,657,174

Energy Equipment & Services - 2.0%
Basic Energy Services, Inc.*	2,030	63,884
Bristow Group, Inc.	2,985	152,295
Cal Dive International, Inc.*	8,254	49,359
Complete Production Services, Inc.*	6,486	216,373
Dawson Geophysical Co.*	811	27,696
Dril-Quip, Inc.*	2,824	191,552
Exterran Holdings, Inc.*	5,253	104,167

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 23

EQUITY SECURITIES - cont’d	shares	value
Energy Equipment & Services - Cont’d
Geokinetics, Inc.*	877	$6,911
Global Geophysical Services, Inc.*	1,489	26,504
Global Industries Ltd.*	8,865	48,580
Gulf Island Fabrication, Inc.	1,328	42,868
Gulfmark Offshore, Inc.*	2,037	90,015
Helix Energy Solutions Group, Inc.*	8,712	144,271
Hercules Offshore, Inc.*	10,024	55,232
Hornbeck Offshore Services, Inc.*	2,033	55,908
ION Geophysical Corp.*	11,122	105,214
Key Energy Services, Inc.*	10,253	184,554
Lufkin Industries, Inc.	2,503	215,383
Matrix Service Co.*	2,442	32,674
Mitcham Industries, Inc.*	824	14,255
Natural Gas Services Group, Inc.*	1,256	20,297
Newpark Resources, Inc.*	7,785	70,610
OYO Geospace Corp.*	354	35,400
Parker Drilling Co.*	10,148	59,366
PHI, Inc.*	1,229	26,706
Pioneer Drilling Co.*	4,730	72,085
RigNet, Inc.*	543	9,231
Tesco Corp.*	2,637	51,184
Tetra Technologies, Inc.*	6,615	84,209
Union Drilling, Inc.*	1,538	15,826
Vantage Drilling Co.*	15,538	28,279
Willbros Group, Inc.*	3,210	27,413
		2,328,301

Food & Staples Retailing - 0.9%
Andersons, Inc.	1,610	68,023
Arden Group, Inc.	92	8,466
Casey’s General Stores, Inc.	3,119	137,236
Fresh Market, Inc.*	2,311	89,389
Ingles Markets, Inc.	1,303	21,565
Nash Finch Co.	1,093	39,140
Pantry, Inc.*	1,987	37,336
Pricesmart, Inc.	1,382	70,800
Rite Aid Corp.*	48,762	64,853
Ruddick Corp.	4,038	175,815
Spartan Stores, Inc.	1,970	38,474
Susser Holdings Corp.*	620	9,746
United Natural Foods, Inc.*	3,975	169,613
Village Super Market, Inc.	640	17,734
Weis Markets, Inc.	958	39,019
Winn-Dixie Stores, Inc.*	4,819	40,721
		1,027,930

Food Products - 1.2%
Alico, Inc.	267	6,841
B&G Foods, Inc.	4,166	85,903
Calavo Growers, Inc.	1,019	21,460
Cal-Maine Foods, Inc.	1,233	39,407
Chiquita Brands International, Inc.*	3,926	51,116

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 24

EQUITY SECURITIES - cont’d	shares	value
Food Products - Cont’d
Darling International, Inc.*	9,858	$174,487
Diamond Foods, Inc.	1,809	138,099
Dole Food Co., Inc.*	3,141	42,466
Farmer Bros Co.	538	5,455
Fresh Del Monte Produce, Inc.	3,000	80,010
Griffin Land & Nurseries, Inc.	267	8,675
Hain Celestial Group, Inc.*	2,943	98,178
Harbinger Group, Inc.*	714	4,363
Imperial Sugar Co	1,262	25,240
J&J Snack Foods Corp.	1,241	61,864
Lancaster Colony Corp.	1,538	93,541
Lifeway Foods, Inc.*	385	4,304
Limoneira Co.	753	17,010
Omega Protein Corp.*	1,591	21,956
Pilgrim’s Pride Corp.*	5,050	27,320
Sanderson Farms, Inc.	1,819	86,912
Seneca Foods Corp.*	794	20,311
Smart Balance, Inc.*	5,245	27,169
Snyders-Lance, Inc.	3,882	83,968
Tootsie Roll Industries, Inc	1,954	57,174
TreeHouse Foods, Inc.*	2,918	159,352
		1,442,581

Gas Utilities - 1.0%
Chesapeake Utilities Corp	827	33,105
Laclede Group, Inc.	1,951	73,806
New Jersey Resources Corp	3,400	151,674
Nicor, Inc.	3,743	204,892
Northwest Natural Gas Co.	2,322	104,792
Piedmont Natural Gas Co., Inc.	5,899	178,504
South Jersey Industries, Inc	2,462	133,711
Southwest Gas Corp.	3,768	145,482
WGL Holdings, Inc.	4,210	162,043
		1,188,009

Health Care Equipment & Supplies - 2.9%
Abaxis, Inc.*	1,932	52,647
Abiomed, Inc.*	2,735	44,307
Accuray, Inc.*	5,598	44,840
Align Technology, Inc.*	5,184	118,195
Alimera Sciences, Inc.*	608	4,955
Alphatec Holdings, Inc.*	4,714	16,405
Analogic Corp.	1,128	59,322
Angiodynamics, Inc.*	2,155	30,666
Antares Pharma, Inc.*	6,536	14,445
ArthroCare Corp.*	2,356	78,855
AtriCure, Inc.*	1,154	14,887
Atrion Corp.	162	32,044
Bacterin International Holdings, Inc.*	1,880	5,339
Biolase Technology, Inc.*	2,337	12,012
Cantel Medical Corp.	1,194	32,131

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 25

EQUITY SECURITIES - cont’d	shares	value
Health Care Equipment & Supplies - Cont’d
Cardiovascular Systems, Inc.*	1,090	$15,870
Cerus Corp.*	3,610	10,830
Conceptus, Inc.*	2,715	31,684
Conmed Corp.*	2,326	66,244
CryoLife, Inc.*	2,974	16,654
Cyberonics, Inc.*	2,431	67,946
Cynosure, Inc.*	762	9,220
Delcath Systems, Inc.*	4,459	23,008
DexCom, Inc.*	5,900	85,491
DynaVox, Inc.*	869	6,604
Endologix, Inc.*	4,516	41,999
Exactech, Inc.*	863	15,543
Greatbatch, Inc.*	2,031	54,471
Haemonetics Corp.*	2,196	141,357
Hansen Medical, Inc.*	3,943	13,446
HeartWare International, Inc.*	987	73,117
ICU Medical, Inc.*	1,020	44,574
Immucor, Inc.*	4,968	101,447
Insulet Corp.*	3,816	84,601
Integra LifeSciences Holdings Corp.*	1,841	88,018
Invacare Corp.	2,356	78,196
IRIS International, Inc.*	1,685	16,833
Kensey Nash Corp.*	831	20,966
MAKO Surgical Corp.*	2,676	79,557
Masimo Corp	4,317	128,129
Medical Action Industries, Inc.*	1,487	12,119
Meridian Bioscience, Inc	3,556	85,735
Merit Medical Systems, Inc.*	3,084	55,419
Natus Medical, Inc.*	2,492	37,754
Neogen Corp.*	1,973	89,199
Neoprobe Corp.*	7,299	24,233
NuVasive, Inc.*	3,424	112,581
NxStage Medical, Inc.*	3,668	76,368
OraSure Technologies, Inc.*	4,041	34,470
Orthofix International NV*	1,551	65,871
Palomar Medical Technologies, Inc.*	1,922	21,680
Quidel Corp.*	2,242	33,966
Rockwell Medical Technologies, Inc.*	1,318	16,923
RTI Biologics, Inc.*	5,680	15,393
Solta Medical, Inc.*	5,509	15,205
SonoSite, Inc.*	1,184	41,641
Spectranetics Corp.*	3,435	21,366
Staar Surgical Co.*	3,235	17,145
Stereotaxis, Inc.*	2,963	10,400
STERIS Corp	4,867	170,248
SurModics, Inc.*	1,615	17,926
Symmetry Medical, Inc.*	3,142	28,184
Synergetics USA, Inc.*	1,828	10,072
Synovis Life Technologies, Inc.*	1,173	20,434
Tornier NV*	866	23,339
Unilife Corp.*	4,489	23,253

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 26

EQUITY SECURITIES - cont’d	shares	value
Health Care Equipment & Supplies - Cont’d
Uroplasty, Inc.*	1,698	$12,735
Vascular Solutions, Inc.*	1,737	21,539
Volcano Corp.*	4,398	142,011
West Pharmaceutical Services, Inc.	2,752	120,428
Wright Medical Group, Inc.*	3,396	50,940
Young Innovations, Inc.	583	16,627
Zoll Medical Corp.*	1,875	106,237
		3,428,296

Health Care Providers & Services - 2.9%
Accretive Health, Inc.*	3,288	94,662
Air Methods Corp.*	973	72,722
Alliance HealthCare Services, Inc.*	2,853	10,841
Almost Family, Inc.*	759	20,797
Amedisys, Inc.*	2,499	66,548
American Dental Partners, Inc.*	1,459	18,909
AMN Healthcare Services, Inc.*	3,253	27,065
AmSurg Corp.*	2,705	70,682
Assisted Living Concepts, Inc.	1,720	28,862
Bio-Reference Laboratories, Inc.*	2,096	43,806
BioScrip, Inc.*	3,630	23,559
Capital Senior Living Corp.*	2,806	26,068
CardioNet, Inc.*	1,876	9,962
Centene Corp.*	4,107	145,922
Chemed Corp.	1,748	114,529
Chindex International, Inc.*	1,272	17,325
Continucare Corp.*	2,312	14,288
Corvel Corp.*	509	23,872
Cross Country Healthcare, Inc.*	2,877	21,865
Emeritus Corp.*	2,511	53,359
Ensign Group, Inc.	1,328	40,358
ExamWorks Group, Inc.*	2,223	56,442
Five Star Quality Care, Inc.*	2,929	17,017
Gentiva Health Services, Inc.*	2,612	54,408
Hanger Orthopedic Group, Inc.*	2,753	67,366
Healthsouth Corp.*	7,818	205,223
HealthSpring, Inc.*	5,728	264,118
Healthways, Inc.*	2,984	45,297
HMS Holdings Corp.*	2,376	182,643
IPC The Hospitalist Co., Inc.*	1,420	65,817
Kindred Healthcare, Inc.*	4,477	96,121
Landauer, Inc.	822	50,627
LHC Group, Inc.*	1,367	31,523
Magellan Health Services, Inc.*	2,637	144,349
Medcath Corp.*	1,904	25,875
MedQuist Holdings, Inc.*	2,598	33,566
Metropolitan Health Networks, Inc.*	4,144	19,850
Molina Healthcare, Inc.*	2,306	62,539
MWI Veterinary Supply, Inc.*	1,077	86,989
National Healthcare Corp.	783	38,813
National Research Corp.	137	5,005

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 27

EQUITY SECURITIES - cont’d	shares	value
Health Care Providers & Services - Cont’d
Owens & Minor, Inc.	5,239	$180,693
PharMerica Corp.*	2,681	34,210
Providence Service Corp.*	1,199	15,167
PSS World Medical, Inc.*	4,559	127,698
RadNet, Inc.*	2,506	11,026
Rural/Metro Corp.*	1,772	30,549
Select Medical Holdings Corp.*	3,677	32,615
Skilled Healthcare Group, Inc.*	1,394	13,187
Sun Healthcare Group, Inc.*	2,542	20,387
Sunrise Senior Living, Inc.*	5,182	49,384
Team Health Holdings, Inc.*	2,191	49,319
Triple-S Management Corp., Class B*	1,775	38,571
U.S. Physical Therapy, Inc	1,051	25,991
Universal American Corp	2,799	30,649
WellCare Health Plans, Inc.*	3,498	179,832
		3,338,867

Health Care Technology - 0.4%
athenahealth, Inc.*	2,866	117,793
Computer Programs & Systems, Inc	858	54,466
ePocrates, Inc.*	582	10,732
HealthStream, Inc.*	1,262	16,747
MedAssets, Inc.*	3,765	50,300
Medidata Solutions, Inc.*	1,645	39,266
Merge Healthcare, Inc.*	4,792	24,918
Omnicell, Inc.*	2,844	44,338
Quality Systems, Inc.	1,651	144,132
Transcend Services, Inc.*	723	21,249
		523,941

Hotels, Restaurants & Leisure - 2.4%
AFC Enterprises, Inc.*	2,372	39,019
Ambassadors Group, Inc.	1,770	15,629
Ameristar Casinos, Inc.	2,648	62,784
Benihana, Inc.*	1,095	11,487
Biglari Holdings, Inc.*	100	39,105
BJ’s Restaurants, Inc.*	1,966	102,940
Bob Evans Farms, Inc.	2,490	87,075
Boyd Gaming Corp.*	4,718	41,047
Bravo Brio Restaurant Group, Inc.*	1,583	38,673
Buffalo Wild Wings, Inc.*	1,589	105,367
California Pizza Kitchen, Inc.*	1,690	31,214
Caribou Coffee Co., Inc.*	1,061	14,048
Carrols Restaurant Group, Inc.*	890	9,292
CEC Entertainment, Inc	1,631	65,419
Cheesecake Factory, Inc.*	4,746	148,882
Churchill Downs, Inc.	995	44,855
Cracker Barrel Old Country Store, Inc.	1,886	92,999
Denny’s Corp.*	9,207	35,723
DineEquity, Inc.*	1,271	66,435
Domino’s Pizza, Inc.*	5,074	128,068

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 28

EQUITY SECURITIES - cont’d	shares	value
Hotels, Restaurants & Leisure - Cont’d
Einstein Noah Restaurant Group, Inc	351	$5,254
Gaylord Entertainment Co.*	3,035	91,050
International Speedway Corp	2,420	68,752
Interval Leisure Group, Inc.*	3,495	47,847
Isle of Capri Casinos, Inc.*	1,930	17,080
Jack in the Box, Inc.*	4,084	93,034
Jamba, Inc.*	5,515	11,802
Krispy Kreme Doughnuts, Inc.*	5,108	48,577
Life Time Fitness, Inc.*	3,476	138,727
Luby’s, Inc.*	1,545	8,528
Marcus Corp	1,890	18,673
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,172	10,067
Monarch Casino & Resort, Inc.*	917	9,573
Morgans Hotel Group Co.*	2,245	16,142
Multimedia Games Holding Co., Inc.*	2,104	9,573
O’Charleys, Inc.*	1,444	10,556
Orient-Express Hotels Ltd.*	7,832	84,194
Papa John’s International, Inc.*	1,734	57,673
Peet’s Coffee & Tea, Inc.*	1,028	59,316
PF Chang’s China Bistro, Inc.	1,868	75,168
Pinnacle Entertainment, Inc.*	5,296	78,910
Red Lion Hotels Corp.*	1,051	8,303
Red Robin Gourmet Burgers, Inc.*	1,066	38,781
Ruby Tuesday, Inc.*	5,637	60,767
Ruth’s Hospitality Group, Inc.*	3,111	17,453
Scientific Games Corp.*	4,782	49,446
Shuffle Master, Inc.*	4,687	43,847
Six Flags Entertainment Corp.	3,426	128,304
Sonic Corp.*	5,351	56,881
Speedway Motorsports, Inc.	1,288	18,264
Texas Roadhouse, Inc.	5,023	88,078
Town Sports International Holdings, Inc.*	1,684	12,815
Vail Resorts, Inc.	2,959	136,765
		2,800,261

Household Durables - 0.7%
American Greetings Corp.	3,458	83,130
Beazer Homes USA, Inc.*	7,754	26,286
Blyth, Inc.	469	23,614
Cavco Industries, Inc.*	679	30,555
CSS Industries, Inc.	772	16,158
Ethan Allen Interiors, Inc.	2,160	45,986
Furniture Brands International, Inc.*	4,497	18,618
Helen of Troy Ltd.*	2,682	92,609
Hovnanian Enterprises, Inc.*	5,845	14,086
iRobot Corp.*	1,835	64,757
KB Home	6,324	61,849
La-Z-Boy, Inc.*	4,509	44,504
Libbey, Inc.*	2,000	32,440
Lifetime Brands, Inc.	858	10,073
M/I Homes, Inc.*	1,923	23,576

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 29

EQUITY SECURITIES - cont’d	shares	value
Household Durables - Cont’d
MDC Holdings, Inc.	3,082	$75,941
Meritage Homes Corp.*	2,297	51,820
Ryland Group, Inc.	3,854	63,707
Sealy Corp.*	4,985	12,612
Skyline Corp.	711	12,444
Standard Pacific Corp.*	9,378	31,416
Universal Electronics, Inc.*	1,267	32,004
		868,185

Household Products - 0.1%
Central Garden and Pet Co.*	3,892	39,504
Oil-Dri Corp. of America	406	8,696
Spectrum Brands Holdings, Inc.*	1,373	43,936
WD-40 Co.	1,450	56,608
		148,744

Independent Power Producers & Energy Traders - 0.2%
Atlantic Power Corp.	5,632	85,719
Dynegy, Inc.*	8,969	55,518
Ormat Technologies, Inc.	1,475	32,465
		173,702

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	1,424	79,331
Seaboard Corp.	26	62,868
Standex International Corp	1,092	33,491
Tredegar Corp.	2,145	39,361
United Capital Corp.*	143	4,283
		219,334

Insurance - 2.3%
Alterra Capital Holdings Ltd.	7,405	165,131
American Equity Investment Life Holding Co.	5,120	65,075
American Safety Insurance Holdings Ltd.*	960	18,374
Amerisafe, Inc.*	1,651	37,346
Amtrust Financial Services, Inc.	1,952	44,467
Argo Group International Holdings Ltd.	2,408	71,566
Baldwin & Lyons, Inc., Class B	853	19,764
Citizens, Inc.*	3,380	23,052
CNO Financial Group, Inc.*	18,224	144,152
Crawford & Co., Class B	2,478	17,519
Delphi Financial Group, Inc.	4,158	121,455
Donegal Group, Inc.	916	11,725
eHealth, Inc.*	2,183	29,165
EMC Insurance Group, Inc.	497	9,493
Employers Holdings, Inc.	3,485	58,443
Enstar Group Ltd.*	575	60,082
FBL Financial Group, Inc	1,178	37,873
First American Financial Corp.	8,643	135,263
Flagstone Reinsurance Holdings SA	3,901	32,885
Fortegra Financial Corp.*	652	5,112

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 30

EQUITY SECURITIES - cont’d	shares	value
Insurance - Cont’d
FPIC Insurance Group, Inc.*	745	$31,052
Global Indemnity plc*	1,364	30,254
Greenlight Capital Re Ltd.*	2,477	65,120
Hallmark Financial Services, Inc.*	1,205	9,483
Harleysville Group, Inc	1,015	31,638
Hilltop Holdings, Inc.*	3,467	30,648
Horace Mann Educators Corp.	3,435	53,620
Independence Holding Co	605	6,316
Infinity Property & Casualty Corp.	1,095	59,853
Kansas City Life Insurance Co.	365	11,370
Maiden Holdings Ltd.	4,341	39,503
Meadowbrook Insurance Group, Inc.	4,743	47,003
Montpelier Re Holdings Ltd.	5,439	97,902
National Financial Partners Corp.*	3,733	43,079
National Interstate Corp.	681	15,595
National Western Life Insurance Co	193	30,778
OneBeacon Insurance Group Ltd.	1,823	24,410
Phoenix Co.’s, Inc.*	10,764	26,479
Platinum Underwriters Holdings Ltd.	3,063	101,814
Presidential Life Corp.	1,918	20,024
Primerica, Inc.	2,794	61,384
ProAssurance Corp.*	2,513	175,910
RLI Corp.	1,498	92,756
Safety Insurance Group, Inc.	1,103	46,370
SeaBright Holdings, Inc.	2,042	20,216
Selective Insurance Group, Inc.	4,659	75,802
State Auto Financial Corp.	1,338	23,321
Stewart Information Services Corp.	1,793	17,984
Symetra Financial Corp.	5,553	74,577
The Navigators Group, Inc.*	1,065	50,055
Tower Group, Inc	3,270	77,891
United Fire & Casualty Co	1,996	34,670
Universal Insurance Holdings, Inc.	1,043	4,871
		2,639,690

Internet & Catalog Retail - 0.4%
1-800-FLOWERS.COM, Inc.*	2,081	6,451
Blue Nile, Inc.*	1,104	48,554
Geeknet, Inc.*	360	9,619
HSN, Inc.*	3,398	111,862
NutriSystem, Inc.	2,351	33,055
Orbitz Worldwide, Inc.*	2,514	6,260
Overstock.com, Inc.*	951	14,474
PetMed Express, Inc.	1,778	21,069
Shutterfly, Inc.*	2,488	142,861
US Auto Parts Network, Inc.*	1,360	10,418
Valuevision Media, Inc.*	3,363	25,727
		430,350

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 31

EQUITY SECURITIES - cont’d	shares	value
Internet Software & Services - 1.8%
Active Network, Inc.*	1,010	$17,776
Ancestry.com, Inc.*	2,602	107,697
comScore, Inc.*	2,620	67,858
Constant Contact, Inc.*	2,495	63,323
Cornerstone OnDemand, Inc.*	938	16,556
DealerTrack Holdings, Inc.*	3,529	80,991
Demand Media, Inc.*	850	11,517
Dice Holdings, Inc.*	3,980	53,810
Digital River, Inc.*	3,259	104,809
Earthlink, Inc.	9,440	72,641
Envestnet, Inc.*	1,573	23,359
FriendFinder Networks, Inc.*	410	1,665
Infospace, Inc.*	3,325	30,324
Internap Network Services Corp.*	4,533	33,318
IntraLinks Holdings, Inc.*	2,626	45,377
j2 Global Communications, Inc.*	3,954	111,621
Keynote Systems, Inc.	1,035	22,387
KIT Digital, Inc.*	2,717	32,441
Limelight Networks, Inc.*	4,616	21,049
Liquidity Services, Inc.*	1,469	34,683
LivePerson, Inc.*	3,895	55,075
LogMeIn, Inc.*	1,674	64,566
LoopNet, Inc.*	1,589	29,206
Marchex, Inc., Class B	1,359	12,068
Mediamind Technologies, Inc.*	577	12,659
ModusLink Global Solutions, Inc.	4,598	20,599
Move, Inc.*	13,705	30,014
NIC, Inc.	4,884	65,739
OpenTable, Inc.*	1,935	160,837
Openwave Systems, Inc.*	8,707	19,939
Perficient, Inc.*	1,859	19,073
Quepasa Corp.*	580	4,205
QuinStreet, Inc.*	2,264	29,387
RealNetworks, Inc.*	6,934	23,576
Responsys, Inc.*	779	13,812
RightNow Technologies, Inc.*	1,893	61,333
Saba Software, Inc.*	2,907	26,250
SAVVIS, Inc.*	3,703	146,380
SciQuest, Inc.*	1,014	17,329
SPS Commerce, Inc.*	437	7,774
Stamps.com, Inc.	1,094	14,594
support.com, Inc.*	4,845	23,256
TechTarget, Inc.*	1,109	8,395
Travelzoo, Inc.*	438	28,312
United Online, Inc.	7,634	46,033
ValueClick, Inc.*	6,466	107,336
Vocus, Inc.*	1,554	47,568
Web.com Group, Inc.*	2,389	29,432
XO Group, Inc.*	2,474	24,616
Zix Corp.*	5,001	19,204
		2,121,769

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 32

EQUITY SECURITIES - cont’d	shares	value
IT Services - 1.8%
Acxiom Corp.*	6,669	$87,431
CACI International, Inc.*	2,475	156,123
Cardtronics, Inc.*	3,539	82,990
Cass Information Systems, Inc.	780	29,453
Ciber, Inc.*	5,446	30,225
Computer Task Group, Inc.*	1,181	15,554
Convergys Corp.*	8,646	117,931
CSG Systems International, Inc.*	2,979	55,052
Dynamics Research Corp.*	735	10,025
Echo Global Logistics, Inc.*	987	17,519
Euronet Worldwide, Inc.*	4,289	66,093
ExlService Holdings, Inc.*	1,326	30,631
Forrester Research, Inc	1,276	42,057
Global Cash Access Holdings, Inc.*	4,679	14,879
Hackett Group, Inc.*	3,281	16,700
Heartland Payment Systems, Inc	3,313	68,248
iGate Corp.	2,542	41,485
Integral Systems, Inc.*	1,292	15,724
Jack Henry & Associates, Inc.	7,095	212,921
Lionbridge Technologies, Inc.*	6,186	19,671
Mantech International Corp.	1,948	86,530
MAXIMUS, Inc.	1,426	117,973
MoneyGram International, Inc.*	7,721	25,634
NCI, Inc.*	685	15,563
Ness Technologies, Inc.*	2,762	20,908
PRGX Global, Inc.*	1,605	11,476
Sapient Corp.*	9,015	135,495
ServiceSource International, Inc.*	821	18,243
SRA International, Inc.*	3,755	116,105
Stream Global Services, Inc.*	418	1,379
Syntel, Inc.	1,266	74,846
TeleTech Holdings, Inc.*	2,084	43,931
TNS, Inc.*	2,282	37,881
Unisys Corp.*	3,725	95,733
Virtusa Corp.*	1,404	26,606
Wright Express Corp.*	3,174	165,270
		2,124,285

Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.*	1,125	15,109
Black Diamond, Inc.*	1,088	8,574
Brunswick Corp.	7,317	149,267
Callaway Golf Co.	5,633	35,037
Eastman Kodak Co.*	23,419	83,840
Jakks Pacific, Inc.*	2,442	44,957
Johnson Outdoors, Inc.*	405	6,934
Leapfrog Enterprises, Inc.*	3,509	14,808
Marine Products Corp.*	813	5,463
Smith & Wesson Holding Corp.*	5,544	16,632

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 33

EQUITY SECURITIES - cont’d	shares	value
Leisure Equipment & Products - Cont’d
Steinway Musical Instruments, Inc.*	547	$14,052
Sturm Ruger & Co., Inc.	1,672	36,700
Summer Infant, Inc.*	1,000	8,120
		439,493

Life Sciences - Tools & Services - 0.4%
Affymetrix, Inc.*	6,207	49,222
Albany Molecular Research, Inc.*	2,450	11,785
BG Medicine, Inc.*	625	4,975
Caliper Life Sciences, Inc.*	4,161	33,746
Cambrex Corp.*	2,197	10,150
Complete Genomics, Inc.*	616	9,412
Enzo Biochem, Inc.*	3,458	14,696
eResearchTechnology, Inc.*	4,032	25,684
Fluidigm Corp.*	695	11,655
Furiex Pharmaceuticals, Inc.*	816	14,517
Harvard Bioscience, Inc.*	1,892	10,084
Kendle International, Inc.*	1,382	20,841
Luminex Corp.*	3,279	68,531
Medtox Scientific, Inc	622	10,866
Pacific Biosciences of California, Inc.*	2,788	32,620
PAREXEL International Corp.*	4,838	113,983
Sequenom, Inc.*	8,657	65,360
		508,127

Machinery - 3.0%
3D Systems Corp.*	3,444	67,881
Accuride Corp.*	3,324	41,982
Actuant Corp.	5,637	151,241
Alamo Group, Inc.	670	15,879
Albany International Corp.	2,370	62,544
Altra Holdings, Inc.*	2,349	56,353
American Railcar Industries, Inc.*	977	22,911
Ampco-Pittsburgh Corp.	791	18,549
Astec Industries, Inc.*	1,736	64,197
Badger Meter, Inc.	1,311	48,494
Barnes Group, Inc.	4,587	113,804
Blount International, Inc.*	4,185	73,112
Briggs & Stratton Corp.	4,379	86,967
Cascade Corp	795	37,818
Chart Industries, Inc.*	2,510	135,490
CIRCOR International, Inc	1,493	63,945
CLARCOR, Inc	4,143	195,881
Colfax Corp.*	2,231	55,329
Columbus McKinnon Corp.*	1,673	30,047
Commercial Vehicle Group, Inc.*	2,272	32,240
Douglas Dynamics, Inc.	1,532	24,190
Dynamic Materials Corp.	1,203	26,971
Energy Recovery, Inc.*	4,261	13,934
EnPro Industries, Inc.*	1,799	86,478
ESCO Technologies, Inc.	2,314	85,155

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 34

EQUITY SECURITIES - cont’d	shares	value
Machinery - Cont’d
Federal Signal Corp.	5,446	$35,726
Flow International Corp.*	4,867	17,327
Force Protection, Inc.*	6,160	30,584
FreightCar America, Inc.*	1,042	26,404
Gorman-Rupp Co.	1,276	42,015
Graham Corp.	1,022	20,849
Greenbrier Co.’s, Inc.*	1,515	29,936
Hurco Cos, Inc.*	529	17,039
John Bean Technologies Corp.	2,463	47,585
Kadant, Inc.*	1,153	36,331
Kaydon Corp.	2,679	99,980
LB Foster Co.	945	31,100
Lindsay Corp.	1,094	75,267
Lydall, Inc.*	1,583	18,933
Meritor, Inc.*	7,762	124,503
Met-Pro Corp.	1,517	17,263
Middleby Corp.*	1,540	144,822
Miller Industries, Inc.	1,050	19,626
Mueller Industries, Inc	3,111	117,938
Mueller Water Products, Inc.	13,480	53,650
NACCO Industries, Inc.	503	48,700
NN, Inc.*	1,381	20,660
Omega Flex, Inc.*	248	3,479
PMFG, Inc.*	1,648	32,713
RBC Bearings, Inc.*	1,895	71,555
Robbins & Myers, Inc.	3,240	171,234
Sauer-Danfoss, Inc.*	1,012	50,995
Sun Hydraulics Corp.	1,093	52,245
Tecumseh Products Co.*	1,715	17,493
Tennant Co.	1,652	65,964
Titan International, Inc.	3,674	89,131
Trimas Corp.*	2,100	51,975
Twin Disc, Inc	694	26,809
Wabash National Corp.*	5,981	56,042
Watts Water Technologies, Inc.	2,566	90,862
Xerium Technologies, Inc.*	695	12,892
		3,481,019

Marine - 0.1%
Baltic Trading Ltd.	1,516	8,702
Eagle Bulk Shipping, Inc.*	6,450	15,996
Excel Maritime Carriers Ltd.*	3,693	11,448
Genco Shipping & Trading Ltd.*	2,930	22,034
International Shipholding Corp.	583	12,406
Ultrapetrol (Bahamas) Ltd.*	2,297	11,347
		81,933

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 35

EQUITY SECURITIES - cont’d	shares	value
Media - 1.3%
AH Belo Corp	1,669	$12,417
Arbitron, Inc.	2,329	96,258
Belo Corp.*	7,968	59,999
Central European Media Enterprises Ltd.*	3,010	59,447
Cinemark Holdings, Inc.	7,637	158,162
Crown Media Holdings, Inc.*	3,539	6,759
Cumulus Media, Inc.*	2,023	7,080
Entercom Communications Corp.*	2,183	18,948
Entravision Communications Corp.*	4,508	8,340
EW Scripps Co.*	2,937	28,401
Fisher Communications, Inc.*	676	20,158
Global Sources Ltd.*	1,547	14,217
Global Traffic Network, Inc.*	1,174	13,489
Gray Television, Inc.*	4,496	11,869
Harte-Hanks, Inc.	3,389	27,519
interCLICK, Inc.*	1,685	13,413
Journal Communications, Inc.*	4,357	22,526
Knology, Inc.*	2,669	39,635
LIN TV Corp.*	2,982	14,522
Lions Gate Entertainment Corp.*	3,704	24,520
Live Nation Entertainment, Inc.*	11,598	133,029
Martha Stewart Living Omnimedia, Inc.*	2,756	11,961
McClatchy Co.*	5,532	15,545
MDC Partners, Inc.	2,060	37,204
Meredith Corp.	2,986	92,954
National CineMedia, Inc.	4,637	78,412
New York Times Co.*	11,273	98,301
Nexstar Broadcasting Group, Inc.*	992	8,144
Outdoor Channel Holdings, Inc.*	1,282	8,769
Primedia, Inc.	1,152	8,122
ReachLocal, Inc.*	820	17,081
Rentrak Corp.*	971	17,226
Saga Communications, Inc.*	296	10,952
Scholastic Corp.	2,251	59,877
Sinclair Broadcast Group, Inc.	4,195	46,061
Valassis Communications, Inc.*	4,038	122,351
Value Line, Inc.	108	1,448
Warner Music Group Corp.*	4,149	34,105
Westwood One, Inc.*	488	2,518
World Wrestling Entertainment, Inc.	2,503	23,854
		1,485,593

Metals & Mining - 1.6%
AM Castle & Co.*	1,549	25,729
AMCOL International Corp.	2,090	79,754
Century Aluminum Co.*	4,238	66,325
Coeur d’Alene Mines Corp.*	7,357	178,481
General Moly, Inc.*	6,675	29,770
Globe Specialty Metals, Inc.	5,366	120,306
Gold Resource Corp.	2,334	58,187
Golden Minerals Co.*	1,015	18,047

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 36

EQUITY SECURITIES - cont’d	shares	value
Metals & Mining - Cont’d
Golden Star Resources Ltd.*	22,636	$49,799
Handy & Harman Ltd.*	480	7,387
Haynes International, Inc.	1,062	65,770
Hecla Mining Co.*	22,944	176,439
Horsehead Holding Corp.*	3,786	50,429
Jaguar Mining, Inc.*	7,371	35,233
Kaiser Aluminum Corp.	1,330	72,645
Materion Corp.*	1,774	65,585
Metals USA Holdings Corp.*	1,062	15,824
Midway Gold Corp.*	6,567	12,871
Noranda Aluminum Holding Corp.*	1,867	28,266
Olympic Steel, Inc.	846	23,290
Paramount Gold and Silver Corp.*	9,626	31,381
Revett Minerals, Inc.*	2,059	9,286
RTI International Metals, Inc.*	2,632	100,990
Stillwater Mining Co.*	8,467	186,359
Thompson Creek Metals Co., Inc.*	12,552	125,269
Universal Stainless & Alloy Products, Inc.*	703	32,872
US Energy Corp Wyoming*	2,481	10,594
US Gold Corp.*	8,710	52,521
Vista Gold Corp.*	5,838	16,522
Worthington Industries, Inc.	4,940	114,114
		1,860,045

Multiline Retail - 0.2%
99¢ Only Stores*	4,013	81,223
Bon-Ton Stores, Inc.	1,090	10,595
Fred’s, Inc.	3,439	49,625
Gordmans Stores, Inc.*	571	9,929
Saks, Inc.*	9,477	105,858
Tuesday Morning Corp.*	2,412	11,216
		268,446

Multi-Utilities - 0.3%
Avista Corp.	4,803	123,389
Black Hills Corp.	3,426	103,088
CH Energy Group, Inc.	1,384	73,712
NorthWestern Corp.	2,980	98,668
		398,857

Oil, Gas & Consumable Fuels - 4.3%
Abraxas Petroleum Corp.*	7,685	29,434
Alon USA Energy, Inc.	562	6,334
Amyris, Inc.*	1,450	40,730
Apco Oil and Gas International, Inc	813	70,674
Approach Resources, Inc.*	1,843	41,781
ATP Oil & Gas Corp.*	3,891	59,571
Berry Petroleum Co.	4,236	225,059
Bill Barrett Corp.*	3,878	179,745
BPZ Resources, Inc.*	8,517	27,936
Callon Petroleum Co.*	3,669	25,756
CAMAC Energy, Inc.*	4,422	5,881

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 37

EQUITY SECURITIES - cont’d	shares	value
Oil, Gas & Consumable Fuels - Cont’d
Carrizo Oil & Gas, Inc.*	3,265	$136,314
Cheniere Energy, Inc.*	5,765	52,807
Clayton Williams Energy, Inc.*	515	30,926
Clean Energy Fuels Corp.*	4,008	52,705
Cloud Peak Energy, Inc.*	5,009	106,692
Comstock Resources, Inc.*	3,914	112,684
Contango Oil & Gas Co.*	1,033	60,369
Crimson Exploration, Inc.*	1,794	6,369
Crosstex Energy, Inc.	3,520	41,888
CVR Energy, Inc.*	7,215	177,633
Delek US Holdings, Inc.	1,057	16,595
DHT Holdings, Inc.	5,053	19,353
Endeavour International Corp.*	3,091	46,581
Energy Partners Ltd.*	2,531	37,484
Energy XXI Bermuda Ltd.*	6,189	205,599
Evolution Petroleum Corp.*	1,370	9,727
Frontline Ltd.	4,236	62,439
FX Energy, Inc.*	4,491	39,431
Gastar Exploration Ltd.*	4,045	13,874
General Maritime Corp.	8,065	10,888
Georesources, Inc.*	1,436	32,296
Gevo, Inc.*	530	8,337
GMX Resources, Inc.*	5,533	24,622
Golar LNG Ltd.	3,182	111,020
Goodrich Petroleum Corp.*	2,138	39,361
Green Plains Renewable Energy, Inc.*	1,487	16,045
GreenHunter Energy, Inc., Warrants (strike price $27.50/share, expire 9/14/11) (b)*	34	-
Gulfport Energy Corp.*	3,197	94,919
Hallador Energy Co.	353	3,385
Harvest Natural Resources, Inc.*	3,086	34,039
Houston American Energy Corp.	1,673	30,331
Hyperdynamics Corp.*	12,784	54,971
Isramco, Inc.*	85	5,617
James River Coal Co.*	3,101	64,563
Knightsbridge Tankers Ltd.	1,807	39,808
Kodiak Oil & Gas Corp.*	15,525	89,579
L&L Energy, Inc.*	1,532	7,859
Magnum Hunter Resources Corp.*	8,716	58,920
McMoRan Exploration Co.*	8,353	154,363
Miller Energy Resources, Inc.*	2,624	16,794
Nordic American Tanker Shipping Ltd.	4,101	93,257
Northern Oil And Gas, Inc.*	5,189	114,936
Oasis Petroleum, Inc.*	4,892	145,195
Overseas Shipholding Group, Inc.	2,236	60,238
Panhandle Oil and Gas, Inc.	744	21,941
Patriot Coal Corp.*	7,502	166,994
Penn Virginia Corp	3,974	52,497
Petroleum Development Corp.*	2,051	61,345
Petroquest Energy, Inc.*	4,829	33,900
Rentech, Inc.*	20,009	21,210
Resolute Energy Corp.*	3,942	63,703

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 38

EQUITY SECURITIES - cont’d	shares	value
Oil, Gas & Consumable Fuels - Cont’d
REX American Resources Corp.*	739	$12,267
Rex Energy Corp.*	2,831	29,074
Rosetta Resources, Inc.*	4,355	224,457
Scorpio Tankers, Inc.*	1,952	19,500
SemGroup Corp.*	3,411	87,560
Ship Finance International Ltd.	3,913	70,512
Solazyme, Inc.*	902	20,719
Stone Energy Corp.*	4,027	122,381
Swift Energy Co.*	3,486	129,923
Syntroleum Corp.*	7,195	10,577
Targa Resources Corp.	1,438	48,115
Teekay Tankers Ltd.	3,309	31,105
Triangle Petroleum Corp.*	3,529	22,797
Uranerz Energy Corp.*	5,306	16,024
Uranium Energy Corp.*	5,621	17,200
Uranium Resources, Inc.*	7,675	12,817
Ur-Energy, Inc.*	8,505	13,608
USEC, Inc.*	9,538	31,857
Vaalco Energy, Inc.*	4,423	26,626
Venoco, Inc.*	2,430	30,958
Voyager Oil & Gas, Inc.*	3,860	11,464
W&T Offshore, Inc.	3,057	79,849
Warren Resources, Inc.*	6,571	25,035
Western Refining, Inc.*	4,487	81,080
Westmoreland Coal Co.*	813	14,431
World Fuel Services Corp.	5,819	209,077
Zion Oil & Gas, Inc.*	2,061	12,263
		5,086,580

Paper & Forest Products - 0.5%
Buckeye Technologies, Inc	3,437	92,730
Clearwater Paper Corp.*	1,005	68,622
Deltic Timber Corp.	942	50,576
KapStone Paper and Packaging Corp.*	3,351	55,526
Louisiana-Pacific Corp.*	11,093	90,297
Neenah Paper, Inc.	1,287	27,387
PH Glatfelter Co.	4,002	61,551
Schweitzer-Mauduit International, Inc.	1,442	80,968
Verso Paper Corp.*	1,363	3,653
Wausau Paper Corp.	4,288	28,901
		560,211

Personal Products - 0.4%
Elizabeth Arden, Inc.*	2,125	61,689
Female Health Co.	1,851	9,255
Inter Parfums, Inc.	1,484	34,176
Medifast, Inc.*	1,179	27,978
Nature’s Sunshine Products, Inc.*	705	13,733
Nu Skin Enterprises, Inc	4,503	169,088
Nutraceutical International Corp.*	861	13,242

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 39

EQUITY SECURITIES - cont’d	shares	value
Personal Products - Cont’d
Prestige Brands Holdings, Inc.*	3,659	$46,982
Revlon, Inc.*	936	15,725
Schiff Nutrition International, Inc.	1,196	13,383
Synutra International, Inc.*	1,867	18,334
USANA Health Sciences, Inc.*	626	19,581
		443,166

Pharmaceuticals - 1.4%
Acura Pharmaceuticals, Inc.*	651	2,519
Aegerion Pharmaceuticals, Inc.*	590	9,293
Akorn, Inc.*	4,828	33,796
Ampio Pharmaceuticals, Inc.*	1,629	12,690
Auxilium Pharmaceuticals, Inc.*	3,998	78,361
AVANIR Pharmaceuticals, Inc.*	8,836	29,689
Cadence Pharmaceuticals, Inc.*	2,580	23,736
Columbia Laboratories, Inc.*	6,028	18,627
Corcept Therapeutics, Inc.*	2,345	9,357
Cornerstone Therapeutics, Inc.*	514	4,605
Depomed, Inc.*	4,576	37,432
Durect Corp.*	6,632	13,463
Endocyte, Inc.*	1,556	22,282
Hi-Tech Pharmacal Co., Inc.*	922	26,673
Impax Laboratories, Inc.*	5,480	119,409
ISTA Pharmaceuticals, Inc.*	2,131	16,291
Jazz Pharmaceuticals, Inc.*	1,815	60,530
KV Pharmaceutical Co.*	4,232	11,511
Lannett Co., Inc.*	798	3,974
MAP Pharmaceuticals, Inc.*	1,600	25,552
Medicines Co.*	4,658	76,904
Medicis Pharmaceutical Corp.	5,074	193,675
Nektar Therapeutics*	9,930	72,191
Neostem, Inc.*	2,357	3,488
Obagi Medical Products, Inc.*	1,589	14,984
Optimer Pharmaceuticals, Inc.*	3,523	41,888
Pacira Pharmaceuticals, Inc.*	400	4,800
Pain Therapeutics, Inc.*	3,031	11,730
Par Pharmaceutical Co.’s, Inc.*	3,067	101,150
Pernix Therapeutics Holdings, Inc.*	280	2,383
Pozen, Inc.*	2,758	11,584
Questcor Pharmaceuticals, Inc.*	4,364	105,172
Raptor Pharmaceutical Corp.*	2,674	16,552
Sagent Pharmaceuticals, Inc.*	547	14,758
Salix Pharmaceuticals Ltd.*	4,799	191,144
Santarus, Inc.*	5,438	18,326
Sucampo Pharmaceuticals, Inc.*	729	2,989
Viropharma, Inc.*	6,243	115,495
VIVUS, Inc.*	7,064	57,501
XenoPort, Inc.*	2,847	20,271
		1,636,775

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 40

EQUITY SECURITIES - cont’d	shares	value
Professional Services - 1.3%
Acacia Research Corp.*	3,648	$133,845
Advisory Board Co.*	1,353	78,312
Barrett Business Services, Inc.	606	8,678
CBIZ, Inc.*	3,612	26,584
CDI Corp.	1,164	15,470
Corporate Executive Board Co.	2,836	123,791
CoStar Group, Inc.*	2,078	123,184
CRA International, Inc.*	1,024	27,740
Exponent, Inc.*	1,204	52,386
Franklin Covey Co.*	1,007	9,748
FTI Consulting, Inc.*	3,456	131,121
GP Strategies Corp.*	1,245	17,007
Heidrick & Struggles International, Inc	1,525	34,526
Hill International, Inc.*	2,682	15,448
Hudson Highland Group, Inc.*	2,983	15,959
Huron Consulting Group, Inc.*	1,926	58,184
ICF International, Inc.*	1,488	37,765
Insperity, Inc.	1,904	56,377
Kelly Services, Inc.*	2,314	38,181
Kforce, Inc.*	2,687	35,146
Korn/Ferry International*	4,020	88,400
Mistras Group, Inc.*	1,338	21,676
Navigant Consulting, Inc.*	4,439	46,565
Odyssey Marine Exploration, Inc.*	5,528	17,303
On Assignment, Inc.*	3,191	31,367
Resources Connection, Inc.	4,053	48,798
RPX Corp.*	785	22,004
School Specialty, Inc.*	1,323	19,038
SFN Group, Inc.*	4,529	41,169
The Dolan Co.*	2,652	22,462
TrueBlue, Inc.*	3,867	55,994
VSE Corp.	430	10,707
		1,464,935

Real Estate Investment Trusts - 7.2%
Acadia Realty Trust	3,510	71,358
Agree Realty Corp.	808	18,043
Alexander’s, Inc.	180	71,460
American Assets Trust, Inc	2,814	63,174
American Campus Communities, Inc.	5,710	202,819
Anworth Mortgage Asset Corp.	10,379	77,946
Apollo Commercial Real Estate Finance, Inc.	1,790	28,855
ARMOUR Residential REIT, Inc.	4,048	29,753
Ashford Hospitality Trust, Inc.	4,213	52,452
Associated Estates Realty Corp.	3,619	58,809
BioMed Realty Trust, Inc.	10,786	207,523
Campus Crest Communities, Inc.	2,673	34,589
CapLease, Inc.	5,937	29,151
Capstead Mortgage Corp.	6,357	85,184
CBL & Associates Properties, Inc.	12,552	227,568
Cedar Shopping Centers, Inc.	5,667	29,185

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 41

EQUITY SECURITIES - cont’d	shares	value
Real Estate Investment Trusts - Cont’d
Chatham Lodging Trust	1,208	$19,461
Chesapeake Lodging Trust	2,643	45,090
Cogdell Spencer, Inc.	4,463	26,733
Colonial Properties Trust	6,860	139,944
Colony Financial, Inc.	2,880	52,042
Coresite Realty Corp.	1,633	26,781
Cousins Properties, Inc.	8,017	68,465
CreXus Investment Corp.	4,452	49,462
Cypress Sharpridge Investments, Inc.	6,785	86,916
DCT Industrial Trust, Inc.	20,189	105,588
DiamondRock Hospitality Co.	13,755	147,591
DuPont Fabros Technology, Inc	4,834	121,817
Dynex Capital, Inc.	3,620	35,042
EastGroup Properties, Inc.	2,360	100,324
Education Realty Trust, Inc.	6,313	54,102
Entertainment Properties Trust	3,833	179,001
Equity Lifestyle Properties, Inc.	2,093	130,687
Equity One, Inc.	4,409	82,184
Excel Trust, Inc.	1,391	15,343
Extra Space Storage, Inc	7,715	164,561
FelCor Lodging Trust, Inc.*	10,890	58,044
First Industrial Realty Trust, Inc.*	6,816	78,043
First Potomac Realty Trust	4,374	66,966
Franklin Street Properties Corp.	6,050	78,105
Getty Realty Corp.	2,045	51,595
Gladstone Commercial Corp.	887	15,372
Glimcher Realty Trust	8,737	83,001
Government Properties Income Trust	2,411	65,145
Hatteras Financial Corp.	6,351	179,289
Healthcare Realty Trust, Inc.	5,978	123,326
Hersha Hospitality Trust	11,777	65,598
Highwoods Properties, Inc	5,927	196,361
Home Properties, Inc	3,280	199,686
Hudson Pacific Properties, Inc.	1,567	24,336
Inland Real Estate Corp.	6,505	57,439
Invesco Mortgage Capital, Inc.	5,930	125,301
Investors Real Estate Trust	6,564	56,844
iStar Financial, Inc.*	8,169	66,251
Kilroy Realty Corp.	4,804	189,710
Kite Realty Group Trust	5,032	25,059
LaSalle Hotel Properties	6,992	184,169
Lexington Realty Trust	10,044	91,702
LTC Properties, Inc.	2,654	73,834
Medical Properties Trust, Inc.	9,181	105,581
MFA Financial, Inc	29,261	235,258
Mid-America Apartment Communities, Inc.	3,016	203,490
Mission West Properties, Inc.	1,847	16,217
Monmouth Real Estate Investment Corp.	2,467	20,846
MPG Office Trust, Inc.*	4,455	12,741
National Health Investors, Inc.	2,137	94,947
National Retail Properties, Inc.	6,986	171,227
Newcastle Investment Corp.	7,278	42,067

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 42

EQUITY SECURITIES - cont’d	shares	value
Real Estate Investment Trusts - Cont’d
NorthStar Realty Finance Corp.	6,999	$28,206
Omega Healthcare Investors, Inc.	8,616	181,022
One Liberty Properties, Inc.	1,012	15,625
Parkway Properties, Inc.	1,887	32,192
Pebblebrook Hotel Trust	4,131	83,405
Pennsylvania Real Estate Investment Trust	4,838	75,957
Pennymac Mortgage Investment Trust	2,592	42,949
Post Properties, Inc.	4,096	166,953
Potlatch Corp.	3,299	116,356
PS Business Parks, Inc.	1,620	89,262
RAIT Financial Trust	9,191	19,301
Ramco-Gershenson Properties Trust	3,319	41,089
Redwood Trust, Inc.	6,814	103,028
Resource Capital Corp.	5,476	34,608
Retail Opportunity Investments Corp.	3,657	39,349
RLJ Lodging Trust	2,263	39,308
Sabra Healthcare REIT, Inc.	2,180	36,428
Saul Centers, Inc	656	25,827
Sovran Self Storage, Inc.	2,414	98,974
STAG Industrial, Inc.	1,305	15,986
Starwood Property Trust, Inc.	7,660	157,107
Strategic Hotels & Resorts, Inc.*	14,365	101,704
Summit Hotel Properties, Inc.	2,273	25,799
Sun Communities, Inc	1,664	62,084
Sunstone Hotel Investors, Inc.*	10,323	95,694
Tanger Factory Outlet Centers, Inc.	6,682	178,877
Terreno Realty Corp.	909	15,462
Two Harbors Investment Corp.	7,337	78,873
UMH Properties, Inc.	1,025	10,967
Universal Health Realty Income Trust	985	39,380
Urstadt Biddle Properties, Inc	2,125	38,484
U-Store-It Trust	8,694	91,461
Walter Investment Management Corp	2,248	49,883
Washington Real Estate Investment Trust	5,607	182,340
Whitestone REIT	617	7,848
Winthrop Realty Trust	2,311	27,593
		8,445,934

Real Estate Management & Development - 0.1%
Avatar Holdings, Inc.*	824	12,533
Consolidated-Tomoka Land Co.	345	9,867
Forestar Group, Inc.*	3,184	52,313
Kennedy-Wilson Holdings, Inc.	1,927	23,606
Tejon Ranch Co.*	1,147	39,113
		137,432

Road & Rail - 1.1%
Amerco, Inc.*	746	71,728
Arkansas Best Corp.	2,213	52,514
Avis Budget Group, Inc.*	8,976	153,400
Celadon Group, Inc.*	2,068	28,869
Covenant Transportation Group, Inc.*	700	5,425

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 43

EQUITY SECURITIES - cont’d	shares	value
Road & Rail - Cont’d
Dollar Thrifty Automotive Group, Inc.*	2,377	$175,280
Genesee & Wyoming, Inc.*	3,256	190,932
Heartland Express, Inc.	4,411	73,046
Knight Transportation, Inc.	5,197	88,297
Marten Transport Ltd	1,347	29,095
Old Dominion Freight Line, Inc.*	3,899	145,433
Patriot Transportation Holding, Inc.*	453	10,134
Quality Distribution, Inc.*	828	10,780
RailAmerica, Inc.*	2,144	32,160
Roadrunner Transportation Systems, Inc.*	984	14,839
Saia, Inc.*	1,647	27,917
Swift Transportation Co.*	6,511	88,224
Universal Truckload Services, Inc.*	475	8,137
Werner Enterprises, Inc.	3,764	94,288
Zipcar, Inc.*	842	17,185
		1,317,683

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Analogic Technologies, Inc.*	4,464	27,030
Advanced Energy Industries, Inc.*	3,184	47,091
Alpha & Omega Semiconductor Ltd.*	1,207	15,993
Amkor Technology, Inc.*	9,177	56,622
Amtech Systems, Inc.*	787	16,244
Anadigics, Inc.*	6,771	21,735
Applied Micro Circuits Corp.*	5,726	50,732
ATMI, Inc.*	2,756	56,305
Axcelis Technologies, Inc.*	9,665	15,851
AXT, Inc.*	2,876	24,388
Brooks Automation, Inc.*	5,690	61,793
Cabot Microelectronics Corp.*	1,932	89,780
Cavium, Inc.*	4,118	179,504
Ceva, Inc.*	1,987	60,524
Cirrus Logic, Inc.*	5,442	86,528
Cohu, Inc	2,037	26,705
Cymer, Inc.*	2,629	130,162
Diodes, Inc.*	2,966	77,413
DSP Group, Inc.*	2,403	20,906
Entegris, Inc.*	11,489	116,269
Entropic Communications, Inc.*	7,041	62,595
Exar Corp.*	3,348	21,193
FEI Co.*	3,321	126,829
Formfactor, Inc.*	4,374	39,628
FSI International, Inc.*	2,985	8,179
GSI Technology, Inc.*	2,002	14,414
GT Solar International, Inc.*	10,346	167,605
Hittite Microwave Corp.*	2,575	159,418
Inphi Corp.*	1,686	29,336
Integrated Device Technology, Inc.*	12,177	95,711
Integrated Silicon Solution, Inc.*	2,404	23,247
IXYS Corp.*	2,094	31,368
Kopin Corp.*	6,180	29,108
Kulicke & Soffa Industries, Inc.*	6,129	68,277

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 44

EQUITY SECURITIES - cont’d	shares	value
Semiconductors & Semiconductor Equipment - Cont’d
Lattice Semiconductor Corp.*	10,150	$66,178
LTX-Credence Corp.*	4,282	38,281
MaxLinear, Inc.*	693	6,001
Micrel, Inc.	4,448	47,060
Microsemi Corp.*	7,262	148,871
Mindspeed Technologies, Inc.*	2,963	23,704
MIPS Technologies, Inc.*	4,384	30,293
MKS Instruments, Inc.	4,379	115,693
Monolithic Power Systems, Inc.*	2,829	43,623
MoSys, Inc.*	2,517	14,473
Nanometrics, Inc.*	1,653	31,390
Netlogic Microsystems, Inc.*	5,750	232,415
NVE Corp.*	488	28,524
Omnivision Technologies, Inc.*	4,874	169,664
PDF Solutions, Inc.*	2,096	12,492
Pericom Semiconductor Corp.*	2,352	21,027
Photronics, Inc.*	4,675	39,597
PLX Technology, Inc.*	3,845	13,342
Power Integrations, Inc.	2,370	91,079
Rambus, Inc.*	8,069	118,453
RF Micro Devices, Inc.*	23,479	143,692
Rubicon Technology, Inc.*	1,417	23,891
Rudolph Technologies, Inc.*	2,894	30,995
Semtech Corp.*	5,362	146,597
Sigma Designs, Inc.*	2,722	20,796
Silicon Image, Inc.*	7,111	45,937
Spansion, Inc.*	4,135	79,681
Standard Microsystems Corp.*	1,961	52,927
Supertex, Inc.*	1,019	22,826
Tessera Technologies, Inc.*	4,394	75,313
TriQuint Semiconductor, Inc.*	13,495	137,514
Ultra Clean Holdings, Inc.*	2,008	18,233
Ultratech, Inc.*	2,206	67,018
Veeco Instruments, Inc.*	3,348	162,077
Volterra Semiconductor Corp.*	2,168	53,463
Zoran Corp.*	4,483	37,657
		4,469,260

Software - 4.1%
Accelrys, Inc.*	4,811	34,206
ACI Worldwide, Inc.*	2,746	92,732
Actuate Corp.*	2,953	17,275
Advent Software, Inc.*	2,747	77,383
American Software, Inc.	1,795	14,916
Aspen Technology, Inc.*	6,953	119,453
Blackbaud, Inc.	3,657	101,372
Blackboard, Inc.*	2,987	129,606
Bottomline Technologies, Inc.*	2,906	71,807
BroadSoft, Inc.*	1,853	70,655
Callidus Software, Inc.*	2,464	14,414
Commvault Systems, Inc.*	3,619	160,865
Concur Technologies, Inc.*	3,669	183,707

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 45

EQUITY SECURITIES - cont’d	shares	value
Software - Cont’d
Convio, Inc.*	548	$5,924
Deltek, Inc.*	2,049	15,347
DemandTec, Inc.*	2,654	24,151
Digimarc Corp.*	626	21,929
Ebix, Inc.*	2,498	47,587
Ellie Mae, Inc.*	704	4,041
EPIQ Systems, Inc.	2,837	40,342
ePlus, Inc.*	291	7,694
Fair Isaac Corp.	3,274	98,875
FalconStor Software, Inc.*	2,372	10,627
Glu Mobile, Inc.*	3,444	18,150
Guidance Software, Inc.*	1,234	10,057
Interactive Intelligence, Inc.*	1,211	42,446
JDA Software Group, Inc.*	3,477	107,405
Kenexa Corp.*	2,325	55,753
Lawson Software, Inc.*	13,506	151,537
Magma Design Automation, Inc.*	6,009	48,012
Manhattan Associates, Inc.*	1,786	61,510
Mentor Graphics Corp.*	7,913	101,366
MicroStrategy, Inc.*	656	106,718
Monotype Imaging Holdings, Inc.*	2,939	41,528
Motricity, Inc.*	3,042	23,515
Netscout Systems, Inc.*	3,069	64,111
NetSuite, Inc.*	2,237	87,690
Opnet Technologies, Inc.	1,163	47,613
Parametric Technology Corp.*	9,788	224,439
Pegasystems, Inc.	1,412	65,729
Progress Software Corp.*	5,508	132,908
PROS Holdings, Inc.*	1,692	29,593
QAD, Inc.*	409	4,180
QLIK Technologies, Inc.*	5,784	197,003
Quest Software, Inc.*	5,246	119,242
Radiant Systems, Inc.*	3,305	69,074
RealD, Inc.*	3,196	74,754
RealPage, Inc.*	2,492	65,963
Renaissance Learning, Inc.	1,221	15,311
Rosetta Stone, Inc.*	971	15,672
S1 Corp.*	4,543	33,982
Smith Micro Software, Inc.*	3,160	13,304
SolarWinds, Inc.*	4,682	122,387
Sourcefire, Inc.*	2,404	71,447
SRS Labs, Inc.*	917	8,794
SS&C Technologies Holdings, Inc.*	2,072	41,171
SuccessFactors, Inc.*	6,494	190,924
Synchronoss Technologies, Inc.*	2,137	67,807
Take-Two Interactive Software, Inc.*	6,161	94,140
Taleo Corp.*	3,479	128,827
TeleCommunication Systems, Inc.*	4,709	22,744
TeleNav, Inc.*	1,354	24,006
THQ, Inc.*	5,911	21,398
TiVo, Inc.*	10,101	103,939
Tyler Technologies, Inc.*	2,495	66,816

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 46

EQUITY SECURITIES - cont’d	shares	value
Software - Cont’d
Ultimate Software Group, Inc.*	2,123	$115,555
VASCO Data Security International, Inc.*	2,346	29,208
Verint Systems, Inc.*	1,740	64,450
VirnetX Holding Corp.*	3,345	96,804
Wave Systems Corp.*	7,430	20,953
Websense, Inc.*	3,283	85,260
		4,770,103

Specialty Retail - 2.9%
Aeropostale, Inc.*	6,634	116,095
America’s Car-Mart, Inc.*	926	30,558
ANN, Inc.*	4,278	111,656
Asbury Automotive Group, Inc.*	2,543	47,122
Ascena Retail Group, Inc.*	5,191	176,754
Barnes & Noble, Inc.	2,386	39,560
Bebe Stores, Inc.	3,035	18,544
Big 5 Sporting Goods Corp.	2,261	17,771
Body Central Corp.*	966	22,730
Brown Shoe Co., Inc.	3,799	40,459
Build-A-Bear Workshop, Inc.*	1,790	11,653
Cabela’s, Inc.*	3,512	95,351
Casual Male Retail Group, Inc.*	3,868	16,052
Cato Corp.	2,436	70,157
Charming Shoppes, Inc.*	10,135	42,162
Christopher & Banks Corp	3,717	21,373
Citi Trends, Inc.*	1,298	19,574
Coldwater Creek, Inc.*	6,271	8,779
Collective Brands, Inc.*	5,379	79,018
Conn’s, Inc.*	780	6,747
Cost Plus, Inc.*	1,561	15,610
Destination Maternity Corp.	1,034	20,659
Express, Inc.	4,541	98,994
Finish Line, Inc.	4,450	95,230
Genesco, Inc.*	1,947	101,439
GNC Holdings, Inc.*	1,878	40,959
Group 1 Automotive, Inc.	1,974	81,289
Haverty Furniture Co.’s, Inc.	1,689	19,440
hhgregg, Inc.*	1,366	18,304
Hibbett Sports, Inc.*	2,252	91,679
HOT Topic, Inc.	4,130	30,727
Jos A Bank Clothiers, Inc.*	2,270	113,523
Kirkland’s, Inc.*	1,736	20,867
Lithia Motors, Inc.	2,010	39,456
Lumber Liquidators Holdings, Inc.*	1,947	49,454
MarineMax, Inc.*	2,047	17,932
Men’s Wearhouse, Inc.	4,231	142,585
Monro Muffler, Inc.	2,604	97,103
New York & Co., Inc.*	1,850	9,157
Office Depot, Inc.*	22,811	96,262
OfficeMax, Inc.*	7,420	58,247
Pacific Sunwear Of California, Inc.*	6,164	16,088
Penske Automotive Group, Inc	3,866	87,913

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 47

EQUITY SECURITIES - cont’d	shares	value
Specialty Retail - Cont’d
Pier 1 Imports, Inc.*	9,154	$105,912
Rent-A-Center, Inc.	5,229	159,798
Rue21, Inc.*	1,285	41,762
Select Comfort Corp.*	4,776	85,872
Shoe Carnival, Inc.*	949	28,612
Sonic Automotive, Inc.	3,488	51,099
Stage Stores, Inc.	3,207	53,878
Stein Mart, Inc.	2,802	27,011
Syms Corp.*	550	5,929
Systemax, Inc.*	1,000	14,940
Talbots, Inc.*	6,142	20,514
The Buckle, Inc.	2,285	97,569
The Childrens Place Retail Stores, Inc.*	2,273	101,126
The Pep Boys-Manny, Moe & Jack	4,589	50,158
Vitamin Shoppe, Inc.*	2,039	93,305
West Marine, Inc.*	1,507	15,628
Wet Seal, Inc.*	8,876	39,676
Winmark Corp.	223	9,663
Zale Corp.*	2,641	14,790
Zumiez, Inc.*	1,798	44,896
		3,417,170

Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc.*	4,040	124,270
Cherokee, Inc	800	13,728
Columbia Sportswear Co.	999	63,337
CROCS, Inc.*	7,028	180,971
Delta Apparel, Inc.*	555	9,435
G-III Apparel Group Ltd.*	1,354	46,686
Iconix Brand Group, Inc.*	5,994	145,055
Jones Group, Inc.	7,622	82,699
Kenneth Cole Productions, Inc.*	718	8,968
K-Swiss, Inc.*	2,719	28,903
Liz Claiborne, Inc.*	8,254	44,159
Maidenform Brands, Inc.*	2,005	55,458
Movado Group, Inc.	1,614	27,615
Oxford Industries, Inc.	1,210	40,850
Perry Ellis International, Inc.*	933	23,558
Quiksilver, Inc.*	11,336	53,279
RG Barry Corp.	783	8,832
Skechers U.S.A., Inc.*	3,027	43,831
Steven Madden Ltd.*	3,217	120,670
Timberland Co.*	3,267	140,383
True Religion Apparel, Inc.*	2,223	64,645
Unifi, Inc.*	1,199	16,546
Vera Bradley, Inc.*	1,628	62,190
Warnaco Group, Inc.*	3,616	188,936
Wolverine World Wide, Inc.	4,079	170,298
		1,765,302

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 48

EQUITY SECURITIES - cont’d	shares	value
Thrifts & Mortgage Finance - 1.1%
Abington Bancorp, Inc.	2,164	$22,571
Astoria Financial Corp.	7,553	96,603
Bank Mutual Corp.	4,721	17,326
BankFinancial Corp.	1,984	16,804
Beneficial Mutual Bancorp, Inc.*	2,733	22,452
Berkshire Hills Bancorp, Inc.	1,302	29,152
BofI Holding, Inc.*	653	9,410
Brookline Bancorp, Inc.	5,165	47,880
Charter Financial Corp.	570	5,643
Clifton Savings Bancorp, Inc.	836	9,229
Dime Community Bancshares, Inc.	2,336	33,965
Doral Financial Corp.*	10,461	20,504
ESB Financial Corp.	871	11,253
ESSA Bancorp, Inc.	931	11,563
Federal Agricultural Mortgage Corp., Class C	895	19,797
First Defiance Financial Corp.*	799	11,737
First Financial Holdings, Inc.	1,715	15,384
First Pactrust Bancorp, Inc.	699	10,387
Flagstar Bancorp, Inc.*	16,068	19,121
Flushing Financial Corp.	2,726	35,438
Fox Chase Bancorp, Inc.	1,196	16,206
Franklin Financial Corp.*	1,141	13,760
Home Federal Bancorp, Inc.	1,548	17,013
Kearny Financial Corp.	1,413	12,872
Meridian Interstate Bancorp, Inc.*	838	11,472
MGIC Investment Corp.*	15,423	91,767
Northwest Bancshares, Inc.	8,719	109,685
OceanFirst Financial Corp.	1,506	19,503
Ocwen Financial Corp.*	6,487	82,774
Oritani Financial Corp.	4,872	62,313
PMI Group, Inc.*	14,839	15,878
Provident Financial Services, Inc.	5,242	75,065
Provident New York Bancorp	3,407	28,483
Radian Group, Inc.	11,633	49,208
Rockville Financial, Inc.	2,425	24,008
Roma Financial Corp.	676	7,098
Territorial Bancorp, Inc.	1,270	26,314
Trustco Bank Corp. NY	6,725	32,953
United Financial Bancorp, Inc.	1,552	23,947
ViewPoint Financial Group, Inc.	2,863	39,509
Walker & Dunlop, Inc.*	1,163	15,468
Westfield Financial, Inc.	2,745	22,289
WSFS Financial Corp.	490	19,428
		1,283,232

Tobacco - 0.2%
Alliance One International, Inc.*	7,793	25,171
Star Scientific, Inc.*	8,949	40,271
Universal Corp	1,903	71,686
Vector Group Ltd.	3,968	70,591
		207,719

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 49

EQUITY SECURITIES - cont’d	shares	value
Trading Companies & Distributors - 0.9%
Aceto Corp.	2,638	$17,701
Aircastle Ltd	4,436	56,426
Applied Industrial Technologies, Inc.	3,482	123,994
Beacon Roofing Supply, Inc.*	3,984	90,915
CAI International, Inc.*	1,034	21,362
DXP Enterprises, Inc.*	857	21,725
Essex Rental Corp.*	1,407	9,272
H&E Equipment Services, Inc.*	2,568	35,926
Houston Wire & Cable Co.	1,646	25,595
Interline Brands, Inc.*	2,888	53,053
Kaman Corp.	2,263	80,269
Lawson Products, Inc.	334	6,570
RSC Holdings, Inc.*	5,568	66,593
Rush Enterprises, Inc.*	2,789	53,075
SeaCube Container Leasing Ltd	1,121	19,259
TAL International Group, Inc.	1,593	55,006
Textainer Group Holdings Ltd.	882	27,113
Titan Machinery, Inc.*	1,140	32,809
United Rentals, Inc.*	5,288	134,315
Watsco, Inc	2,311	157,125
		1,088,103

Water Utilities - 0.2%
American States Water Co.	1,623	56,253
Artesian Resources Corp.	490	8,830
Cadiz, Inc.*	1,262	13,705
California Water Service Group	3,516	65,784
Connecticut Water Service, Inc.	883	22,587
Consolidated Water Co., Inc.	1,510	14,028
Middlesex Water Co.	1,560	28,985
Pennichuck Corp.	385	11,069
SJW Corp.	1,344	32,579
York Water Co.	1,309	21,664
		275,484

Wireless Telecommunication Services - 0.2%
ICO Global Communications Holdings Ltd.*	12,424	34,415
Leap Wireless International, Inc.*	5,019	81,458
NTELOS Holdings Corp.	2,572	52,520
Shenandoah Telecommunications Co.	2,077	35,351
USA Mobility, Inc.	1,934	29,513
		233,257

Total Equity Securities (Cost $94,327,202)		105,982,373

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	PRINCIPAL
U.S. TREASURY - 0.5%	AMOUNT	VALUE
United States Treasury Bills, 9/22/11^	$650,000	$649,858

Total U.S. Treasury (Cost $649,858)		649,858

EXCHANGE TRADED FUNDS - 4.0%	SHARES
iShares Russell 2000 Index Fund	56,000	4,636,800

Total Exchange Traded Funds (Cost $4,689,328)		4,636,800

	PRINCIPAL
TIME DEPOSIT - 4.8%	AMOUNT
State Street Time Deposit, 0.098%, 7/1/11	$5,658,250	5,658,250

Total Time Deposit (Cost $5,658,250)		5,658,250

TOTAL INVESTMENTS (Cost $105,324,638) - 99.9%	116,927,281
Other assets and liabilities, net - 0.1%	84,704
net assets - 100%	$117,011,985

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NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding; $0.10 par value, 20,000,000 shares authorized:
Class I: 1,642,410 shares outstanding				92,211,116
Class F: 112,530 shares outstanding				5,850,519
Undistributed net investment income				437,798
Accumulated net realized gain (loss) on investments				6,536,243
Net unrealized appreciation (depreciation) on investments				11,976,309

NET ASSETS				117,011,985

NET ASSET VALUE PER SHARE:
Class I (based on net assets of $109,490,458 )				66.66
Class F (based on net assets of $7,521,527)				66.84

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	87	9/11	$7,180,980	$373,658

(b)	This security was valued by the Board of Directors. See note A.
^	Futures collateralized by 650,000 units of U.S. Treasury Bills.
*	Non-income producing security.

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $124)	$712,212
Interest income	1,369
Total investment income	713,581

Expenses:
Investment advisory fee	221,364
Transfer agency fees and expenses	3,597
Accounting fees	10,651
Distribution plan expenses:
Class F	7,170
Directors’ fees and expenses	9,758
Administrative fees	63,247
Custodian fees	58,735
Reports to shareholders	45,786
Professional fees	14,566
Contract services	62,360
Miscellaneous	1,260
Total expenses	498,494
Reimbursement from Advisor:
Class F	(3,238)
Class I	(40,445)
Fees paid indirectly	(447)
Net expenses	454,364

Net Investment Income	259,217

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	9,338,709
Futures	(375,938)
8,962,771
Change in unrealized appreciation (depreciation) on:
Investments	(2,473,446)
Futures	358,890
(2,114,556)

NET REALIZED AND UNREALIZED
GAIN (LOSS)	6,848,215

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,107,432

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
Increase (decrease) In net assets	2011	2010
Operations:
Net investment income	$259,217	$729,564
Net realized gain (loss)	8,962,771	3,890,406
Change in unrealized appreciation (depreciation)	(2,114,556)	19,266,094

Increase (decrease) In net assets
resultIng from oPeratIons	7,107,432	23,886,064

Distributions to shareholders from:
Net investment income:
Class I shares	—	(572,588)
Class F shares	—	(17,711)
Total distributions	—	(590,299)

Capital share transactions:
Shares sold:
Class I shares	5,754,276	39,802,784
Class F shares	1,902,637	2,816,443
Shares issued from merger (See Note F):
Class I shares	—	11,427,947
Reinvestment of distributions:
Class I shares	—	572,591
Class F shares	—	17,710
Shares redeemed:
Class I shares	(22,209,434)	(18,073,985)
Class F shares	(851,033)	(1,170,633)
Total capital share transactions	(15,403,554)	35,392,857

total Increase (decrease) In net assets	(8,296,122)	58,688,622

net assets
Beginning of period	125,308,107	66,619,485
End of period (including undistributed net investment income
of $437,798 and $178,581, respectively)	$117,011,985	$125,308,107

caPItal share actIvIty
Shares sold:
Class I shares	87,830	756,460
Class F shares	29,186	51,791
Shares issued from merger (See Note F):
Class I shares	—	198,367
Reinvestment of distributions:
Class I shares	—	9,021
Class F shares	—	278
Shares redeemed:
Class I shares	(338,517)	(332,467)
Class F shares	(12,924)	(21,286)
Total capital share activity	(234,425)	662,164

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert VP Russell 2000 Small Cap Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Class F shares are subject to Distribution Plan Expenses. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, securities valued at $16 or 0% of net assets were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market

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or exchange on which they are traded and are categorized as Level 1 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Exchange traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
Investments In securItIes	Level 1	Level 2	Level 3		Total
Equity securities**	$105,982,357	—	$16		$105,982,373
Exchange traded funds	4,636,800	—	—		4,636,800
U.S. government obligations	—	$649,858	—		649,858
Other debt obligations	—	5,658,250	—		5,658,250
TOTAL	$110,619,157	$6,308,108	$16	*	$116,927,281

Other financial instruments***	$373,658	—	—		$373,658

*       Level 3 securities represent 0.0% of net assets.
**     For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.
***  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

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Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used for cash equitization.

Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

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Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .35% of the Portfolio’s average daily net assets. Under the terms of the agreement, $33,535 was payable at period end. In addition, $10,606 was payable at period end for operating expenses paid by the Advisor during June 2011.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2012. The contractual expense caps are .72% and .93% (.70% and .91% prior to May 1, 2011) for Class I and Class F, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .10% of the Portfolio’s average daily net assets. Under the terms of the agreement, $9,581 was payable at period end.

Calvert Investment Distributors, Inc. (“CID”) (formerly known as Calvert Distributors, Inc.), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Distribution plans, adopted by Class F shares, allow the Portfolio to pay CID for expenses and services associated with the distribution of shares. The expenses paid may not exceed .20% annually of average daily net assets of Class F. Under the terms of the agreement, $1,191 was payable at period end.

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Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $103 for the six months ended June 30, 2011. Under the terms of the agreement, $17 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $16,309,370 and $35,601,257, respectively.

CAPITAL LOSS CARRYFORWARD

EXPIRATION DATE
31-Dec-16	($1,082,498)
31-Dec-17	(1,375,857)

The Portfolio’s use of net capital loss carryforwards may be limited under certain tax provisions. Capital losses may be used to offset future taxable capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$21,832,731
Unrealized (depreciation)	(10,343,293)
Net unrealized appreciation/(depreciation)	$11,489,438

Federal income tax cost of investments	$105,437,843

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NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$19,071	1.39%	$929,534	May 2011

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

NOTE F — REORGANIZATION

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the Calvert Variable Series, Inc., Ameritas Small Company Equity Portfolio (“Small Company Equity”) for shares of the acquiring portfolio, Calvert Variable Products, Inc., Russell 2000 Index Portfolio (“Russell 2000 Index”) and the assumption of the liabilities of Small Company Equity. Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

		ACQUIRING
MERGED PORTFOLIO	SHARES	PORTFOLIO	SHARES	VALUE
Small Company Equity	645,127	Russell 2000 Index	198,367	$11,427,947

For financial reporting purposes, assets received and shares issued by Russell 2000 Index were recorded at fair value; however, the cost basis of the investments received from Small Company Equity were carried forward to align ongoing reporting of Russell 2000 Index’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		UNREALIZED
	NET	APPRECIATION	ACQUIRING	NET
MERGED PORTFOLIO	ASSETS	(DEPRECIATION)	PORTFOLIO	ASSETS
Small Company Equity	$11,427,947	$2,350,797	Russell 2000 Index	$76,346,665

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Assuming the acquisition had been completed on January 1, 2010, Russell 2000 Index’s results of operations for the year ended December 31, 2010 would have been as follows:

Net investment income	$713,408	(a)
Net realized and change in unrealized gain (loss) on investments	$24,594,209	(b)
Net increase (decrease) in assets from operations	$25,307,617

Because Russell 2000 Index and Small Company Equity sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Small Company Equity that have been included in Russell 2000 Index’s Statement of Operations since April 30, 2010.

(a)	$729,564, as reported, plus ($16,156) from Small Company Equity pre-merger.
(b)	$23,156,500, as reported, plus $1,437,709 from Small Company Equity pre-merger.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
class I shares	2011		2010 (z)	2009
Net asset value, beginning	$62.98		$50.19	$40.42
Income from investment operations:
Net investment income	.17		.43	.40
Net realized and unrealized gain (loss)	3.51		12.66	10.19
Total from investment operations	3.68		13.09	10.59
Distributions from:
Net investment income	—		(.30)	(.27)
Net realized gain	—		—	(.55)
Total distributions	—		(.30)	(.82)
Total increase (decrease) in net asset value	3.68		12.79	9.77
Net asset value, ending	$66.66		$62.98	$50.19

Total return*	5.84%		26.08%	26.17%
Ratios to average net assets: A
Net investment income	.42	% (a)	.79%	.83%
Total expenses	.77	% (a)	.82%	.86%
Expenses before offsets	.71	% (a)	.70%	.70%
Net expenses	.71	% (a)	.70%	.70%
Portfolio turnover	13%		42%	24%
Net assets, ending (in thousands)	$109,490		$119,223	$63,320

			Years ended
	December 31,		December 31,	December 31,
class I shares	2008	(z)	2007 (z)	2006
Net asset value, beginning	$67.00		$74.19	$65.46
Income from investment operations:
Net investment income	.62		.74	.46
Net realized and unrealized gain (loss)	(22.38)		(1.98)	10.88
Total from investment operations	(21.76)		(1.24)	11.34
Distributions from:
Net investment income	(1.13)		(.47)	(.44)
Net realized gain	(3.69)		(5.48)	(2.17)
Total distributions	(4.82)		(5.95)	(2.61)
Total increase (decrease) in net asset value	(26.58)		(7.19)	8.73
Net asset value, ending	$40.42		$67.00	$74.19

Total return*	(33.95%)		(2.20%)	17.60%
Ratios to average net assets: A
Net investment income	1.13%		1.04%	.84%
Total expenses	.70%		.64%	.65%
Expenses before offsets	.70%		.64%	.65%
Net expenses	.70%		.64%	.65%
Portfolio turnover	30%		19%	24%
Net assets, ending (in thousands)	$58,414		$91,676	$95,694

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
class F shares	2011		2010 (z)	2009
Net asset value, beginning	$63.21		$50.38	$40.55
Income from investment operations:
Net investment income	.07		.32	.19
Net realized and unrealized gain (loss)	3.56		12.70	10.32
Total from investment operations	3.63		13.02	10.51
Distributions from:
Net investment income	—		(.19)	(.13)
Net realized gain	—		—	(.55)
Total distributions	—		(.19)	(.68)
Total increase (decrease) in net asset value	3.63		12.83	9.38
Net asset value, ending	$66.84		$63.21	$50.38

Total return*	5.74%		25.83%	25.91%
Ratios to average net assets: A
Net investment income	.23	% (a)	.58%	.63%
Total expenses	1.01	% (a)	1.06%	1.25%
Expenses before offsets	.92	% (a)	.91%	.91%
Net expenses	.92	% (a)	.91%	.91%
Portfolio turnover	13%		42%	24%
Net assets, ending (in thousands)	$7,522		$6,085	$3,299

			Years ended
	December 31,		December 31,	December 31,
class F shares	2008	(z)	2007 (z)	2006
Net asset value, beginning	$66.78		$74.02	$65.43
Income from investment operations:
Net investment income	.58		.59	.31
Net realized and unrealized gain (loss)	(22.36)		(1.97)	10.87
Total from investment operations	(21.78)		(1.38)	11.18
Distributions from:
Net investment income	(.76)		(.38)	(.42)
Net realized gain	(3.69)		(5.48)	(2.17)
Total distributions	(4.45)		(5.86)	(2.59)
Total increase (decrease) in net asset value	(26.23)		(7.24)	8.59
Net asset value, ending	$40.55		$66.78	$74.02

Total return*	(34.05%)		(2.40%)	17.35%
Ratios to average net assets: A
Net investment income	1.09%		.84%	.64%
Total expenses	.91%		.84%	.85%
Expenses before offsets	.91%		.84%	.85%
Net expenses	.91%		.84%	.85%
Portfolio turnover	30%		19%	24%
Net assets, ending (in thousands)	$977		$699	$272

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements.
Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a)	Annualized.
(z)	Per share figures are calculated using the Average Shares Method.
*	Total return is not annualized for periods less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the

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fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fis-cal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP EAFE International Index Portfolio

Semi-Annual Report
June 30, 2011

Calvert INVESTMENTS
A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by World Asset Management, Inc., Subadvisor

Investment Performance

Equity markets fluctuated with global political and economic news throughout the first half of the year, particularly in reaction to the political turmoil in North Africa and the Middle East, the tragedy in Japan, the European sovereign debt crisis, the state of the U.S. economic recovery with the end of the Federal Reserve’s (Fed’s) QE2 program, and uncertainty around the raising of the U.S. debt ceiling.

For the six-month period, the Russell 1000 Index and the Standard & Poor’s 500 Index returned 6.37% and 6.02% respectively, while the MSCI EAFE Index was up 5.35% and the MSCI Emerging Markets Index was up 1.03%. Small caps performed in line with their large-cap counterparts, with the Russell 2000 Index returning 6.21%. Growth stocks outperformed value stocks, with the Russell 1000 Growth Index returning 6.83% and the Russell 1000 Value Index returning 5.92% during the first half of 2011.

U.S. companies once again showed strength, with many beating analysts’ estimates on earnings, and, in many cases, on the top line. In fact, 67.7% of S&P 500 companies beat analysts’ earnings estimates, led by Technology and Health Care companies. However, margins for many U.S. companies are coming in at lower levels than a year ago.

The market has rotated toward more-defensive sectors, prompted by the completion of the Fed’s stimulative QE2 program in June, a sell-off in commodities markets, the intensifying sovereign debt crisis in Europe, generally softer economic data, and high debt levels in the United States.

Despite some recovery after the Greek parliament’s approval of austerity measures and the IMF’s bail-out loan to Portugal in May, concerns about global economic growth prospects related to potential contagion caused by sovereign debt default in Europe drove investor sentiment. While we don’t

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for Class I Shares 1.07%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total return is not annualized for periods of one year or less.

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see a high probability of the United States going into recession due to Greece’s sovereign debt default, this possibility will likely keep the eurozone’s economic growth subdued. There remains strong sentiment among investors that some of the eurozone nations are likely to leave the currency union in the next several years and default on their sovereign debt despite the austerity measures put in place by many of these nations, including Ireland, Spain, Greece, and Portugal.

Inflation is becoming more of a focus for investors worldwide as food and energy prices increase, causing concerns about global economic growth, especially in emerging economies. China, the world’s second-largest economy, is allowing its currency to appreciate as the country battles inflation, which was 5.5% as of the most recent data available at the end of June. If the fight against inflation, aggressive capital spending, and a hyperactive real-estate market are not successful, China’s economy may have a hard landing, which would have a pronounced negative impact on the world economy. Credit and asset bubbles that may be developing in that country continue to be a potential source of risk which seems to be largely overlooked by investors.

% of total
ECONOMIC SECTORS	Investments

Consumer Discretionary	10.2%
Consumer Staples	9.7%
Energy	7.7%
Exchange Traded Funds	3.8%
Financials	22.6%
Health Care	8.4%
Industrials	12.3%
Information Technology	4.6%
Materials	10.9%
Telecommunication Services	5.2%
Time Deposit	0.1%
Utilities	4.5%
Total	100%

Despite increases in food and energy prices, the latest data available as of the end of June showed that core inflation in the U.S. remains low (1.2%) and unemployment high (9.2%), driving the Fed to continue to call for an accommodative monetary policy. At the same time, the Fed’s recent position is that the economy is expanding at a moderate pace. If and when the growth rate accelerates--and we think that can happen in the next 12 months--Fed policy will likely become less accommodative.

The recent retrenchment in markets in reaction to mixed economic news is appropriate given the risks in the system. Negative ramifications from supply-chain disruptions caused by the events in Japan, extreme weather in parts of the United States, job cutting at the municipal level, and the expiration of QE2 are having a short-term negative impact on economic growth and employment. However, the United States still looks better than the rest of the world.

outlook

Despite the summer doldrums in equity markets and growing investor pessimism, we do not subscribe to the double-dip recession sentiment that became more prevalent during the second quarter. QE2 rolled off at the end of the quarter and, if bank loans continue to grow, the end of that program should have less of an impact on the markets. Moreover, the portion of demand not met due to the catastrophic events in Japan should not be a permanent loss in global gross domestic product but rather a deferral into the second half of 2011 once the supply chain is restored, creating a significant possibility for an upside surprise.

As demand recovers, we may see positive earnings surprises from U.S. companies, beating pessimistic consensus estimates. Fuel prices are also retreating somewhat, which should help consumer spending. The pull-back in oil prices to a four-month low in June—after the International Energy Agency said crude will be released from strategic reserves—should help support the global economic recovery and mitigate inflation concerns.

We believe the U.S. economy can withstand a mild shock from a European default crisis provided it doesn’t engulf U.S. banks. We also believe the current softening in the economic data is temporary. If a political agreement is reached for deficit reduction and an increase in the debt ceiling, equity markets are likely to react positively.

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Since shifts and developments can occur quickly in a recovering economy, we encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2011

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 6

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Class I
Actual	$1,000.00	$1,051.80	$4.76

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.16	$4.69

Class F
Actual	$1,000.00	$1,050.60	$5.88

Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.06	$5.79

* Expenses are equal to the Fund’s annualized expense ratio of .94% and 1.16%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2011

EQUITY SECURITIES - 95.5%	shares	value
Australia - 8.2%
AGL Energy Ltd.	6,983	$109,968
Alumina Ltd	37,189	85,190
Amcor Ltd.	18,677	144,612
AMP Ltd	42,926	226,177
Asciano Ltd.	47,390	83,930
ASX Ltd.	2,669	87,347
Australia & New Zealand Banking Group Ltd.	39,565	934,911
Bendigo and Adelaide Bank Ltd	5,901	56,252
BGP Holdings plc*	77,172	-
BHP Billiton Ltd.	48,943	2,314,501
BlueScope Steel Ltd.	29,836	38,759
Boral Ltd	11,731	55,625
Brambles Ltd	22,108	171,851
Caltex Australia Ltd.	2,186	27,675
CFS Retail Property Trust	29,746	58,074
Coca-Cola Amatil Ltd	8,641	106,087
Cochlear Ltd.	917	70,824
Commonwealth Bank of Australia	23,606	1,329,334
Computershare Ltd.	7,199	68,570
Crown Ltd.	7,328	70,400
CSL Ltd.	8,253	292,691
Dexus Property Group	78,372	74,200
Echo Entertainment Group Ltd.*	11,092	48,923
Fairfax Media Ltd.	36,187	38,243
Fortescue Metals Group Ltd.	18,977	130,239
Foster’s Group Ltd	29,495	163,373
Goodman Group	103,163	78,116
GPT Group	26,864	91,317
Harvey Norman Holdings Ltd	8,602	23,036
Iluka Resources Ltd	6,381	115,825
Incitec Pivot Ltd.	24,822	103,498
Insurance Australia Group Ltd	31,685	116,025
Leighton Holdings Ltd	2,436	54,730
Lend Lease Group	8,701	84,146
Lynas Corp Ltd.*	26,836	58,463
MacArthur Coal Ltd.	2,667	31,545
Macquarie Atlas Roads Group*	3,795	7,161
Macquarie Group Ltd.	5,285	178,058
MAp Group	6,028	21,691
Metcash Ltd.	12,450	55,516
Mirvac Group	55,322	74,417
National Australia Bank Ltd.	33,065	912,784
Newcrest Mining Ltd	11,661	473,591
OneSteel Ltd	21,616	43,105
Orica Ltd.	5,535	160,611
Origin Energy Ltd	16,188	275,431
OZ Minerals Ltd	4,970	71,007
Paladin Energy Ltd.*	9,985	27,198
Qantas Airways Ltd.*	17,976	35,652
QBE Insurance Group Ltd.	16,029	297,745

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EQUITY SECURITIES - cont’d	shares	value
Australia - Cont’d
QR National Ltd.*	26,030	$94,620
Ramsay Health Care Ltd	2,127	41,600
Rio Tinto Ltd.	6,641	594,079
Santos Ltd	13,525	197,190
Sims Metal Management Ltd	2,652	50,786
Sonic Healthcare Ltd.	5,976	82,492
SP AusNet	22,256	22,580
Stockland	36,318	133,194
Suncorp Group Ltd	19,528	171,134
TABCORP Holdings Ltd.	11,092	39,312
Tatts Group Ltd	21,069	54,394
Telstra Corp. Ltd.	66,372	206,215
Toll Holdings Ltd.	10,871	56,815
Transurban Group	19,800	111,550
Treasury Wine Estates Ltd.*	1	3
Wesfarmers Ltd	2,460	85,358
Wesfarmers Ltd. PPS	15,319	525,280
Westfield Group	33,430	311,700
Westfield Retail Trust	44,219	128,796
Westpac Banking Corp.	45,853	1,100,544
Woodside Petroleum Ltd.	9,511	419,783
Woolworths Ltd	18,484	551,495
WorleyParsons Ltd	2,933	89,105
		15,246,449

Austria - 0.3%
Erste Group Bank AG	2,881	151,134
IMMOFINANZ AG*	15,220	64,969
OMV AG	2,429	106,288
Raiffeisen Bank International AG	791	40,774
Telekom Austria AG	5,381	68,741
Verbund AG	1,102	48,114
Vienna Insurance Group AG Wiener Versicherung Gruppe	621	34,186
Voestalpine AG	1,674	92,546
		606,752

Belgium - 0.9%
Ageas	34,278	93,093
Anheuser-Busch InBev NV	12,231	710,292
Bekaert NV	629	47,955
Belgacom SA	2,318	82,939
Colruyt SA	1,221	61,162
Delhaize Group	1,547	116,162
Dexia SA*	9,505	29,620
Groupe Bruxelles Lambert SA	1,229	109,415
KBC Groep NV	2,454	96,542
Mobistar SA	485	36,882
Solvay SA	903	139,740
UCB SA	1,633	73,489
Umicore SA	1,737	94,820
		1,692,111

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EQUITY SECURITIES - cont’d	shares	value
Cyprus - 0.0%
Bank of Cyprus plc	13,769	$40,694

Denmark - 1.0%
A P Moller - Maersk A/S:
Series A	8	66,307
Series B	20	172,831
Carlsberg A/S, Series B	1,630	177,639
Coloplast A/S, Series B	368	56,033
Danske Bank A/S*	9,940	184,888
DSV A/S	3,387	81,398
Novo Nordisk A/S, Series B	6,380	801,112
Novozymes A/S, Series B	702	114,389
Pandora A/S	948	30,017
TDC A/S*	5,622	51,462
Tryg A/S	414	23,907
Vestas Wind Systems A/S*	3,299	76,813
William Demant Holding A/S*	377	34,069
		1,870,865

Finland - 0.9%
Elisa Oyj	2,289	49,347
Fortum Oyj	6,769	196,333
Kesko Oyj, Series B	1,083	50,486
Kone Oyj, Series B	2,372	149,161
Metso Oyj	1,947	110,752
Neste Oil Oyj	2,076	32,594
Nokia Oyj	57,074	369,178
Nokian Renkaat Oyj	1,750	87,853
Orion Oyj, Class B	1,505	38,842
Outokumpu Oyj	2,074	27,495
Pohjola Bank plc	2,237	28,972
Rautaruukki Oyj	1,363	30,842
Sampo Oyj	6,401	206,986
Sanoma Oyj	1,310	24,316
Stora Enso Oyj, Series R	8,866	93,163
UPM-Kymmene Oyj	7,924	145,122
Wartsila Oyj	2,555	86,342
		1,727,784

France - 9.5%
Accor SA	2,246	100,717
Aeroports de Paris	560	52,754
Air France-KLM*	2,188	33,639
Air Liquide SA	4,330	621,611
Alcatel-Lucent*	35,332	204,286
Alstom SA	3,139	193,614
Arkema SA	893	92,071
Atos SA	791	44,765

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EQUITY SECURITIES - cont’d	shares	value
France - Cont’d
AXA SA	26,519	$603,001
BNP Paribas SA	14,614	1,128,822
Bouygues	3,624	159,568
Bureau Veritas SA	883	74,692
Cap Gemini SA	2,255	132,321
Carrefour SA*	8,800	361,971
Casino Guichard-Perrachon SA	894	84,399
Christian Dior SA	830	130,799
Cie de Saint-Gobain	6,067	393,505
Cie Generale de Geophysique - Veritas*	2,329	85,924
Cie Generale des Etablissements Michelin, Common Series B	2,691	263,591
Cie Generale d’Optique Essilor International SA	3,064	248,898
CNP Assurances SA	2,405	52,518
Credit Agricole SA	14,640	220,516
Dassault Systemes SA	959	81,776
Edenred	2,561	78,215
EDF SA	3,663	144,019
Eiffage SA	655	43,409
Eramet	85	28,196
Eurazeo SA	494	36,129
Eutelsat Communications SA	1,604	72,255
Fonciere Des Regions	434	46,047
France Telecom SA	28,257	602,033
GDF Suez	18,862	691,338
Gecina SA	354	49,530
Groupe Danone	8,887	664,104
Groupe Eurotunnel SA	8,012	89,720
Icade SA	376	46,435
Iliad SA	309	41,527
Imerys SA	549	38,720
JC Decaux SA*	1,075	34,489
Klepierre SA	1,689	69,805
Lafarge SA	3,055	194,985
Lagardere SCA	1,911	80,867
Legrand SA	3,007	126,833
L’Oreal SA	3,652	475,057
LVMH Moet Hennessy Louis Vuitton SA	3,738	673,777
Metropole Television SA	939	21,760
Natixis	14,129	71,005
Neopost SA	515	44,311
Pernod-Ricard SA	3,020	298,140
Peugeot SA	2,318	103,934
PPR SA	1,159	206,719
Publicis Groupe	1,898	106,113
Renault SA	2,929	173,677
Safran SA	2,542	108,734
Sanofi SA	16,983	1,367,064
Schneider Electric SA	3,730	624,124
SCOR SE	2,736	77,860
Societe BIC SA	471	45,587
Societe Generale SA	9,669	573,966

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EQUITY SECURITIES - cont’d	shares	value
France - Cont’d
Societe Television Francaise 1	1,900	$34,642
Sodexo	1,436	112,684
Suez Environnement SA	4,104	81,920
Technip SA	1,499	160,815
Thales SA	1,611	69,567
Total SA	32,228	1,866,770
Unibail-Rodamco	1,398	323,562
Vallourec SA	1,707	208,180
Veolia Environnement SA	5,324	150,232
Vinci SA	6,773	434,522
Vivendi	18,857	525,182
Wendel SA	531	65,352
		17,549,670

Germany - 8.6%
Adidas AG	3,188	253,256
Allianz SE	6,917	967,891
Axel Springer AG	639	31,608
BASF SE	13,997	1,371,830
Bayer AG	12,602	1,014,689
Bayerische Motoren Werke AG:
Common	5,046	503,579
Preferred	845	53,793
Beiersdorf AG	1,536	99,826
Brenntag AG	542	63,097
Celesio AG	1,377	27,497
Commerzbank AG*	54,536	234,867
Continental AG*	1,219	128,182
Daimler AG	13,804	1,040,478
Deutsche Bank AG	14,165	838,257
Deutsche Boerse AG	2,971	225,821
Deutsche Lufthansa AG	3,708	80,882
Deutsche Post AG	12,898	248,065
Deutsche Telekom AG	42,807	672,451
E.ON AG	27,446	780,319
Fraport AG Frankfurt Airport Services Worldwide	595	47,915
Fresenius Medical Care AG & Co. KGaA	2,994	224,188
Fresenius SE & Co. KGaA	1,733	181,156
GEA Group AG	2,661	95,299
Hannover Rueckversicherung AG	976	50,986
HeidelbergCement AG	2,143	136,818
Henkel AG & Co. KGaA:
Common	1,979	113,596
Preferred	2,715	188,517
Hochtief AG	685	57,274
Infineon Technologies AG	16,562	186,127
K+S AG	2,625	202,049
Kabel Deutschland Holding AG*	1,166	71,800
Lanxess AG	1,268	104,111
Linde AG	2,576	452,326

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EQUITY SECURITIES - cont’d	shares	value
Germany - Cont’d
MAN SE	1,611	$214,973
Merck KGAA	984	107,093
Metro AG	1,975	119,741
Muenchener Rueckversicherungs AG	2,872	439,120
Porsche Automobil Holding SE, Preferred	2,333	185,339
ProSiebenSat.1 Media AG, Preferred*	1,240	35,206
RWE AG:
Common	6,381	353,690
Preferred	631	32,217
Salzgitter AG	632	48,266
SAP AG	14,022	849,367
Siemens AG	12,539	1,724,279
Suedzucker AG	1,073	38,187
ThyssenKrupp AG	5,096	264,758
TUI AG*	2,445	26,543
United Internet AG	1,943	40,902
Volkswagen AG:
Common	477	87,771
Preferred	2,204	455,099
Wacker Chemie AG	253	54,784
		15,825,885

Greece - 0.2%
Alpha Bank AE*	8,220	41,603
Coca Cola Hellenic Bottling Co. SA*	2,964	79,550
EFG Eurobank Ergasias SA*	5,233	24,661
Hellenic Telecommunications Organization SA	3,969	37,264
National Bank of Greece SA*	14,571	104,850
OPAP SA	3,616	56,586
Public Power Corp. SA	1,878	26,988
		371,502

Hong Kong - 2.8%
AIA Group Ltd.*	119,310	416,020
ASM Pacific Technology Ltd.	3,193	44,144
Bank of East Asia Ltd	23,340	96,202
BOC Hong Kong Holdings Ltd.	56,396	163,758
Cathay Pacific Airways Ltd.	19,113	44,455
Cheung Kong Holdings Ltd.	21,179	311,467
Cheung Kong Infrastructure Holdings Ltd.	7,301	37,933
CLP Holdings Ltd.	29,336	260,427
Esprit Holdings Ltd.	19,825	61,757
Foxconn International Holdings Ltd.*	34,808	15,424
Galaxy Entertainment Group Ltd.*	19,216	41,451
Genting Singapore plc*	92,818	146,567
Hang Lung Group Ltd	14,172	90,512
Hang Lung Properties Ltd.	37,463	155,659
Hang Seng Bank Ltd	11,654	186,387
Henderson Land Development Co. Ltd	16,581	107,603
Hong Kong & China Gas Co. Ltd.	72,244	164,391
Hong Kong Exchanges and Clearing Ltd.	15,609	328,815
Hopewell Holdings	9,226	29,344

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EQUITY SECURITIES - cont’d	shares	value
Hong Kong - Cont’d
Hutchison Whampoa Ltd.	32,487	$352,228
Hysan Development Co. Ltd.	10,236	50,873
Kerry Properties Ltd	11,627	56,343
Li & Fung Ltd.	86,049	173,066
Lifestyle International Holdings Ltd.	9,517	28,180
Link REIT	34,020	116,370
MTR Corp.	23,370	83,117
New World Development Ltd.	38,073	57,834
Noble Group Ltd	57,978	93,407
NWS Holdings Ltd	21,173	28,371
Orient Overseas International Ltd	3,547	23,044
PCCW Ltd.	64,779	28,064
Power Assets Holdings Ltd.	21,142	159,470
Sands China Ltd.*	36,795	99,778
Shangri-La Asia Ltd.	22,803	56,279
Sino Land Co	42,157	68,380
SJM Holdings Ltd.	26,272	62,789
Sun Hung Kai Properties Ltd	21,542	313,557
Swire Pacific Ltd.	11,041	163,092
Wharf Holdings Ltd.	23,083	161,246
Wheelock & Co. Ltd.	14,808	60,105
Wing Hang Bank Ltd.	2,869	31,475
Wynn Macau Ltd	25,204	83,203
Yue Yuen Industrial Holdings Ltd.	12,017	38,332
		5,090,919

Ireland - 0.4%
CRH plc	10,807	239,676
Elan Corp. plc*	8,055	92,444
Experian plc	15,232	194,216
Kerry Group plc	2,139	88,582
Ryanair Holdings plc	3,031	15,548
		630,466

Israel - 0.7%
Bank Hapoalim BM*	17,132	85,623
Bank Leumi Le-Israel BM	17,965	84,907
Bezeq Israeli Telecommunication Corp Ltd.	28,246	71,506
Cellcom Israel Ltd	881	24,534
Delek Group Ltd.	73	16,431
Elbit Systems Ltd.	380	18,082
Israel Chemicals Ltd	6,771	108,111
Israel Corp Ltd	37	40,501
Israel Discount Bank Ltd.*	12,389	24,461
Makhteshim-Agan Industries Ltd.*	3,719	20,802
Mizrahi Tefahot Bank Ltd.	1,991	21,180
NICE Systems Ltd.*	968	35,116
Partner Communications Co. Ltd	1,381	20,726
Teva Pharmaceutical Industries Ltd.	14,320	690,576
		1,262,556

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EQUITY SECURITIES - cont’d	shares	value
Italy - 2.6%
A2A SpA	17,759	$27,689
Assicurazioni Generali SpA	17,795	375,838
Atlantia SpA	4,803	102,406
Autogrill SpA	1,854	24,390
Banca Carige SpA	10,469	23,759
Banca Monte dei Paschi di Siena SpA:
Common	65,420	49,649
Rights*	40,419	3,111
Banco Popolare SC	24,895	57,414
Enel Green Power SpA	28,342	78,294
Enel SpA	100,317	656,244
ENI SpA	36,625	869,568
Exor SpA	1,038	32,472
Fiat Industrial SpA*	11,653	150,876
Fiat SpA	11,652	128,117
Finmeccanica SpA	6,554	79,437
Intesa Sanpaolo SpA	153,559	408,993
Intesa Sanpaolo SpA-RSP	15,102	32,628
Luxottica Group SpA	1,883	60,453
Mediaset SpA	11,478	54,047
Mediobanca SpA	7,874	79,885
Parmalat SpA*	19,645	74,012
Pirelli & C. SpA	3,852	41,686
Prelios SpA*	4,134	2,912
Prysmian SpA	3,303	66,539
Saipem SpA	4,035	208,637
Snam Rete Gas SpA	24,489	145,195
Telecom Italia SpA	143,039	199,338
Telecom Italia SpA - RSP	91,840	107,045
Terna Rete Elettrica Nazionale SpA	18,328	85,298
UniCredit SpA	205,612	435,556
Unione di Banche Italiane SCPA	12,106	68,259
		4,729,747

Japan - 19.3%
ABC-Mart, Inc	426	17,260
Advantest Corp.	2,424	44,494
Aeon Co. Ltd.	9,149	110,232
Aeon Credit Service Co. Ltd.	1,271	17,322
Aeon Mall Co. Ltd	1,173	28,421
Air Water, Inc	2,358	28,369
Aisin Seiki Co. Ltd	2,919	112,834
Ajinomoto Co., Inc	10,135	120,312
Alfresa Holdings Corp.	631	24,518
All Nippon Airways Co. Ltd.	13,495	44,042
Amada Co. Ltd.	5,779	44,380
Aozora Bank Ltd.	9,353	21,648
Asahi Glass Co. Ltd.	15,372	179,181
Asahi Group Holdings Ltd	5,896	118,596
Asahi Kasei Corp	19,238	129,677
Asics Corp	2,428	36,196

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EQUITY SECURITIES - cont’d	shares	value
Japan - Cont’d
Astellas Pharma, Inc	6,775	$261,516
Bank of Kyoto Ltd.	5,220	47,998
Bank of Yokohama Ltd.	18,668	93,190
Benesse Holdings, Inc.	1,119	48,073
Bridgestone Corp.	9,913	227,748
Brother Industries Ltd	3,820	56,357
Canon, Inc	17,277	822,455
Casio Computer Co. Ltd.	3,841	26,996
Central Japan Railway Co.	22	172,616
Chiba Bank Ltd.	12,328	77,156
Chiyoda Corp.	2,529	29,054
Chubu Electric Power Co., Inc.	10,465	204,452
Chugai Pharmaceutical Co. Ltd.	3,625	59,370
Chugoku Bank Ltd.	4,807	83,244
Citizen Holdings Co. Ltd.	4,255	25,401
Coca-Cola West Co. Ltd	989	18,930
Cosmo Oil Co. Ltd	9,610	27,262
Credit Saison Co. Ltd.	2,402	40,365
Dai Nippon Printing Co. Ltd.	8,540	96,096
Daicel Chemical Industries Ltd	4,728	31,259
Daido Steel Co. Ltd.	4,574	30,566
Daihatsu Motor Co. Ltd.	3,112	52,942
Dai-ichi Life Insurance Co. Ltd.	137	191,490
Daiichi Sankyo Co. Ltd.	10,265	200,433
Daikin Industries Ltd	3,573	126,407
Dainippon Sumitomo Pharma Co. Ltd	2,577	24,467
Daito Trust Construction Co. Ltd	1,105	93,682
Daiwa House Industry Co. Ltd	7,314	91,926
Daiwa Securities Group, Inc.	25,328	111,389
Dena Co. Ltd	1,587	68,324
Denki Kagaku Kogyo K K	7,782	37,421
Denso Corp.	7,410	274,646
Dentsu, Inc.	2,928	86,380
East Japan Railway Co.	5,181	297,205
Eisai Co. Ltd	3,841	149,756
Electric Power Development Co. Ltd	1,888	50,906
Elpida Memory, Inc.*	2,960	34,787
FamilyMart Co. Ltd	1,028	37,722
Fanuc Ltd.	2,920	486,070
Fast Retailing Co. Ltd	808	130,602
Fuji Electric Co. Ltd.	9,067	28,295
Fuji Heavy Industries Ltd.	9,509	73,756
FUJIFILM Holdings Corp	7,058	219,614
Fujitsu Ltd.	28,392	161,990
Fukuoka Financial Group, Inc.	12,532	52,314
Furukawa Electric Co. Ltd.	10,300	42,915
Gree, Inc.	1,474	32,246
GS Yuasa Corp.	5,693	37,969
Gunma Bank Ltd.	6,412	33,837
Hachijuni Bank Ltd.	6,881	38,614
Hakuhodo DY Holdings, Inc	377	20,125

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EQUITY SECURITIES - cont’d	shares	value
Japan - Cont’d
Hamamatsu Photonics KK	1,085	$46,838
Hino Motors Ltd.	4,187	24,396
Hirose Electric Co. Ltd.	518	53,005
Hiroshima Bank Ltd.	8,101	35,289
Hisamitsu Pharmaceutical Co., Inc.	1,001	42,605
Hitachi Chemical Co. Ltd.	1,687	33,513
Hitachi Construction Machinery Co. Ltd	1,741	38,865
Hitachi High-Technologies Corp	1,003	21,991
Hitachi Ltd.	68,861	406,350
Hitachi Metals Ltd	2,671	37,696
Hokkaido Electric Power Co., Inc.	2,963	49,279
Hokuhoku Financial Group, Inc	20,284	40,201
Hokuriku Electric Power Co	2,854	54,488
Honda Motor Co. Ltd.	24,846	955,991
HOYA Corp.	6,629	146,677
Ibiden Co. Ltd.	1,954	61,008
Idemitsu Kosan Co. Ltd	356	37,958
IHI Corp.	21,384	55,267
INPEX Corp	33	243,207
Isetan Mitsukoshi Holdings Ltd	6,071	59,340
Isuzu Motors Ltd.	19,237	91,003
ITOCHU Corp.	22,946	238,274
Itochu Techno-Solutions Corp.	470	16,695
Iyo Bank Ltd	3,932	36,154
J Front Retailing Co. Ltd	7,816	34,505
Japan Petroleum Exploration Co.	462	21,686
Japan Prime Realty Investment Corp.	10	26,501
Japan Real Estate Investment Corp.	7	68,643
Japan Retail Fund Investment Corp	25	38,524
Japan Steel Works Ltd.	5,113	35,119
Japan Tobacco, Inc.	68	261,972
JFE Holdings, Inc.	7,023	192,914
JGC Corp.	3,158	86,336
Joyo Bank Ltd	10,653	44,740
JS Group Corp	4,055	104,311
JSR Corp.	2,900	56,168
JTEKT Corp	3,602	52,829
Jupiter Telecommunications Co. Ltd	28	31,256
JX Holdings, Inc.	34,228	230,735
Kajima Corp.	13,699	39,246
Kamigumi Co. Ltd	3,998	37,325
Kaneka Corp	4,534	29,795
Kansai Electric Power Co., Inc	11,445	228,036
Kansai Paint Co. Ltd	3,532	32,164
Kao Corp.	8,231	215,942
Kawasaki Heavy Industries Ltd.	21,640	86,166
Kawasaki Kisen Kaisha Ltd.	11,776	41,123
KDDI Corp.	44	316,035
Keikyu Corp.	7,592	54,876
Keio Corp.	9,368	51,587
Keisei Electric Railway Co. Ltd	4,467	26,405

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EQUITY SECURITIES - cont’d	shares	value
Japan - Cont’d
Keyence Corp.	631	$178,647
Kikkoman Corp.	2,555	26,846
Kinden Corp	2,154	18,386
Kintetsu Corp.	26,327	84,349
Kirin Holdings Co. Ltd.	12,500	174,462
Kobe Steel Ltd.	37,979	86,259
Koito Manufacturing Co. Ltd.	1,562	27,278
Komatsu Ltd.	14,460	449,116
Konami Corp	1,510	35,765
Konica Minolta Holdings, Inc.	7,749	64,543
Kubota Corp	17,638	156,774
Kuraray Co. Ltd	5,580	81,760
Kurita Water Industries Ltd.	1,828	54,485
Kyocera Corp	2,332	236,819
Kyowa Hakko Kirin Co. Ltd.	4,201	40,002
Kyushu Electric Power Co., Inc.	6,142	110,559
Lawson, Inc	974	51,066
Mabuchi Motor Co. Ltd.	406	20,479
Makita Corp.	1,814	84,132
Marubeni Corp.	25,162	166,941
Marui Group Co. Ltd.	3,612	27,335
Maruichi Steel Tube Ltd	761	18,818
Mazda Motor Corp.*	24,509	64,531
McDonald’s Holdings Company (Japan), Ltd.	1,076	27,346
Medipal Holdings Corp.	2,376	20,958
MEIJI Holdings Co. Ltd	1,112	46,779
Minebea Co. Ltd	5,495	29,236
Miraca Holdings, Inc.	899	36,410
Mitsubishi Chemical Holdings Corp.	20,660	146,303
Mitsubishi Corp	20,690	517,487
Mitsubishi Electric Corp.	29,451	341,440
Mitsubishi Estate Co. Ltd.	19,071	334,207
Mitsubishi Gas Chemical Co., Inc.	6,264	45,881
Mitsubishi Heavy Industries Ltd.	46,273	217,655
Mitsubishi Logistics Corp.	1,851	20,750
Mitsubishi Materials Corp.	18,101	56,944
Mitsubishi Motors Corp.*	62,784	76,711
Mitsubishi Tanabe Pharma Corp.	3,637	60,917
Mitsubishi UFJ Financial Group, Inc.	194,097	943,277
Mitsubishi UFJ Lease & Finance Co. Ltd	943	36,408
Mitsui & Co. Ltd.	26,483	457,178
Mitsui Chemicals, Inc.	13,242	48,290
Mitsui Engineering & Shipbuilding Co. Ltd.	11,439	24,993
Mitsui Fudosan Co. Ltd	12,761	219,624
Mitsui OSK Lines Ltd.	17,464	93,817
Mizuho Financial Group, Inc.	312,659	514,559
Mizuho Trust & Banking Co. Ltd	24,421	21,623
MS&AD Insurance Group Holdings	8,686	203,384
Murata Manufacturing Co. Ltd.	3,089	205,991
Nabtesco Corp.	1,545	37,395
Namco Bandai Holdings, Inc	3,239	38,923

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EQUITY SECURITIES - cont’d	shares	value
Japan - Cont’d
NEC Corp.*	39,696	$90,731
NGK Insulators Ltd	4,100	76,308
NGK Spark Plug Co. Ltd.	2,602	35,870
NHK Spring Co. Ltd	2,371	24,223
Nidec Corp.	1,658	154,499
Nikon Corp.	5,193	122,313
Nintendo Co. Ltd.	1,511	284,059
Nippon Building Fund, Inc.	8	77,946
Nippon Electric Glass Co. Ltd	6,067	77,585
Nippon Express Co. Ltd.	13,763	55,710
Nippon Meat Packers, Inc.	2,774	39,706
Nippon Paper Group, Inc	1,600	35,529
Nippon Sheet Glass Co. Ltd.	14,633	45,351
Nippon Steel Corp	77,805	252,057
Nippon Telegraph & Telephone Corp.	7,285	353,621
Nippon Yusen Kabushiki Kaisha	23,325	86,693
Nishi-Nippon City Bank Ltd	10,968	32,417
Nissan Motor Co. Ltd.	37,893	397,082
Nisshin Seifun Group, Inc.	3,055	38,104
Nisshin Steel Co. Ltd	11,274	21,506
Nissin Foods Holdings Co. Ltd.	951	34,550
Nitori Holdings Co. Ltd.	602	57,106
Nitto Denko Corp.	2,515	127,530
NKSJ Holdings, Inc	22,788	150,091
NOK Corp.	1,682	28,732
Nomura Holdings, Inc	53,846	265,947
Nomura Real Estate Holdings, Inc.	1,541	25,682
Nomura Real Estate Office Fund, Inc	4	26,526
Nomura Research Institute Ltd	1,639	35,812
NSK Ltd.	7,142	71,103
NTN Corp.	7,761	44,087
NTT Data Corp.	20	66,349
NTT DoCoMo, Inc.	233	414,937
NTT Urban Development Corp	18	15,449
Obayashi Corp	10,516	45,779
Odakyu Electric Railway Co. Ltd.	10,145	80,435
OJI Paper Co. Ltd.	13,790	65,980
Olympus Corp.	3,307	111,267
Omron Corp	3,097	85,932
Ono Pharmaceutical Co. Ltd.	1,370	73,006
Oracle Corp. Japan	617	26,839
Oriental Land Co. Ltd.	809	68,458
ORIX Corp	1,596	154,989
Osaka Gas Co. Ltd	29,605	112,255
Otsuka Corp.	256	15,928
Otsuka Holdings Co. Ltd.	3,825	101,223
Panasonic Corp	33,646	410,428
Rakuten, Inc.	110	113,808
Resona Holdings, Inc	29,783	140,011
Ricoh Co. Ltd.	10,217	113,155

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EQUITY SECURITIES - cont’d	shares	value
Japan - Cont’d
Rinnai Corp.	526	$37,982
Rohm Co. Ltd.	1,493	85,395
Sankyo Co. Ltd	869	44,834
Santen Pharmaceutical Co. Ltd	1,198	48,615
SBI Holdings, Inc.	322	29,827
Secom Co. Ltd.	3,199	153,363
Sega Sammy Holdings, Inc.	3,245	62,742
Seiko Epson Corp.	2,103	36,379
Sekisui Chemical Co. Ltd.	6,990	59,565
Sekisui House Ltd.	9,318	86,500
Seven & I Holdings Co. Ltd	11,483	308,378
Seven Bank Ltd	8	15,974
Sharp Corp.	15,234	138,700
Shikoku Electric Power Co., Inc.	3,020	68,479
Shimadzu Corp.	3,836	35,099
Shimamura Co. Ltd.	358	34,175
Shimano, Inc	1,229	67,462
Shimizu Corp	9,578	39,781
Shin-Etsu Chemical Co. Ltd.	6,256	334,985
Shinko Securities Co. Ltd.*	9,220	22,179
Shinsei Bank Ltd	22,272	22,112
Shionogi & Co. Ltd.	4,833	79,037
Shiseido Co. Ltd.	5,486	102,419
Shizuoka Bank Ltd	9,134	83,839
Showa Denko KK	24,247	50,249
Showa Shell Sekiyu KK	3,051	28,264
SMC Corp.	821	147,661
Softbank Corp.	13,198	499,003
Sojitz Corp	20,269	37,959
Sony Corp	15,310	404,546
Sony Financial Holdings, Inc	2,818	50,866
Square Enix Holdings Co. Ltd	1,027	18,490
Stanley Electric Co. Ltd.	2,349	41,028
Sumco Corp.*	1,878	31,663
Sumitomo Chemical Co. Ltd	23,968	119,502
Sumitomo Corp.	17,153	233,391
Sumitomo Electric Industries Ltd.	11,494	167,442
Sumitomo Heavy Industries Ltd.	8,957	62,304
Sumitomo Metal Industries Ltd.	51,271	115,117
Sumitomo Metal Mining Co. Ltd	7,977	130,723
Sumitomo Mitsui Financial Group, Inc	20,473	628,982
Sumitomo Mitsui Trust Holdings, Inc.	47,475	165,335
Sumitomo Realty & Development Co. Ltd.	5,441	121,434
Sumitomo Rubber Industries, Inc.	2,769	33,468
Suruga Bank Ltd.	2,926	25,384
Suzuken Co. Ltd.	1,141	26,322
Suzuki Motor Corp	5,130	115,406
Sysmex Corp.	1,166	43,782
T&D Holdings, Inc	4,414	104,676
Taisei Corp.	16,620	38,032

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EQUITY SECURITIES - cont’d	shares	value
Japan - Cont’d
Taisho Pharmaceutical Co. Ltd	1,946	$43,796
Taiyo Nippon Sanso Corp.	4,243	33,794
Takashimaya Co. Ltd	4,286	29,510
Takeda Pharmaceutical Co. Ltd.	12,034	555,618
TDK Corp.	1,876	103,132
Teijin Ltd	15,151	66,740
Terumo Corp	2,571	138,691
THK Co. Ltd	1,951	49,577
Tobu Railway Co. Ltd.	16,134	67,859
Toho Co. Ltd	1,836	30,495
Toho Gas Co. Ltd	6,717	36,320
Tohoku Electric Power Co., Inc.	6,897	99,337
Tokio Marine Holdings, Inc.	11,035	309,481
Tokyo Electric Power Co., Inc	22,042	90,381
Tokyo Electron Ltd	2,614	142,355
Tokyo Gas Co. Ltd.	38,862	175,493
Tokyu Corp.	18,417	76,522
Tokyu Land Corp.	6,910	29,274
TonenGeneral Sekiyu KK	4,576	56,168
Toppan Printing Co. Ltd.	9,062	70,151
Toray Industries, Inc	22,377	165,319
Toshiba Corp	61,353	324,144
Tosoh Corp.	8,275	33,202
TOTO Ltd.	4,815	37,377
Toyo Seikan Kaisha Ltd.	2,455	41,176
Toyo Suisan Kaisha Ltd.	1,436	33,882
Toyoda Gosei Co. Ltd.	1,052	23,814
Toyota Boshoku Corp.	1,063	17,583
Toyota Industries Corp	2,731	89,807
Toyota Motor Corp.	42,038	1,766,845
Toyota Tsusho Corp	3,440	58,854
Trend Micro, Inc.	1,704	52,812
Tsumura & Co.	974	31,110
Ube Industries Ltd.	16,344	49,142
Unicharm Corp.	1,843	80,401
Ushio, Inc.	1,696	33,485
USS Co. Ltd.	355	27,489
West Japan Railway Co	2,500	97,701
Yahoo! Japan Corp	235	80,760
Yakult Honsha Co. Ltd	1,566	45,261
Yamada Denki Co. Ltd.	1,252	101,958
Yamaguchi Financial Group, Inc.	3,425	31,928
Yamaha Corp.	2,555	29,004
Yamaha Motor Co. Ltd.*	4,531	83,075
Yamato Holdings Co. Ltd	6,063	95,065
Yamato Kogyo Co. Ltd.	680	21,110
Yamazaki Baking Co. Ltd.	1,962	26,247
Yaskawa Electric Corp	3,473	38,889
Yokogawa Electric Corp.*	3,480	29,790
		35,810,833

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EQUITY SECURITIES - cont’d	shares	value
Luxembourg - 0.4%
ArcelorMittal	13,083	$455,943
Millicom International Cellular SA (SDR)	1,159	121,360
SES SA (FDR)	4,567	128,314
Tenaris SA	7,196	164,550
		870,167

Netherlands - 4.4%
Aegon NV*	26,193	178,781
Akzo Nobel NV	3,530	223,020
ASML Holding NV	6,572	242,497
Corio NV	958	63,555
Delta Lloyd NV	1,628	38,722
European Aeronautic Defence and Space Co. NV	6,223	208,609
Fugro NV (CVA)	1,105	79,798
Heineken Holding NV	1,755	89,945
Heineken NV	3,950	237,941
ING Groep NV (CVA)*	58,373	721,141
James Hardie Industries NV (CDI)*	7,057	44,684
Koninklijke Ahold NV	18,164	244,450
Koninklijke Boskalis Westminster NV	1,144	54,173
Koninklijke DSM NV	2,350	152,752
Koninklijke KPN NV	23,967	348,915
Koninklijke Philips Electronics NV	15,028	386,268
Koninklijke Vopak NV	1,138	55,850
PostNL NV	5,161	43,858
QIAGEN NV*	3,770	72,382
Randstad Holding NV	1,814	83,963
Reed Elsevier NV	10,480	140,955
Royal Dutch Shell plc:
Series A	54,315	1,937,596
Series B	41,085	1,468,273
SBM Offshore NV	2,714	71,901
TNT Express NV*	5,369	55,769
Unilever NV (CVA)	24,826	814,535
Wolters Kluwer NV	4,551	101,001
		8,161,334

New Zealand - 0.1%
Auckland International Airport Ltd.	14,942	27,595
Contact Energy Ltd.*	5,652	25,112
Fletcher Building Ltd.	10,990	78,606
Sky City Entertainment Group Ltd.	9,314	27,981
Telecom Corp. of New Zealand Ltd.	31,170	63,225
		222,519

Norway - 0.8%
Aker Solutions ASA	2,662	53,490
DnB NOR ASA	14,894	208,380
Gjensidige Forsikring ASA	3,239	40,064
Norsk Hydro ASA	14,189	109,050
Orkla ASA	11,760	112,165

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EQUITY SECURITIES - cont’d	shares	value
Norway - Cont’d
Renewable Energy Corp. ASA*	8,074	$13,924
Seadrill Ltd.	4,729	167,083
StatoilHydro ASA	17,008	432,252
Telenor ASA	11,370	186,893
Yara International ASA	2,888	163,837
		1,487,138

Portugal - 0.3%
Banco Comercial Portugues SA*	47,626	28,349
Banco Espirito Santo SA	8,502	31,720
Cimpor Cimentos de Portugal SGPS SA	3,265	24,986
Energias de Portugal SA	29,086	103,418
Galp Energia SGPS SA, B Shares	3,746	89,499
Jeronimo Martins SGPS SA	3,567	68,627
Portugal Telecom SGPS SA	10,247	101,628
		448,227

Singapore - 1.5%
Ascendas REIT	28,640	47,630
CapitaLand Ltd	38,999	92,812
CapitaMall Trust	30,943	47,226
CapitaMalls Asia Ltd	22,016	26,484
City Developments Ltd	8,099	68,900
ComfortDelgro Corp. Ltd.	30,446	36,216
Cosco Corp. Singapore Ltd	16,319	26,063
DBS Group Holdings Ltd	26,391	316,109
Fraser and Neave Ltd.	14,786	69,853
Global Logistic Properties Ltd.*	29,195	49,074
Golden Agri-Resources Ltd.	108,128	60,133
Hutchison Port Holdings Trust*	84,629	71,631
Jardine Cycle & Carriage Ltd	1,728	60,776
Keppel Corp. Ltd	21,619	195,750
Keppel Land Ltd.	11,744	34,786
Neptune Orient Lines Ltd.	14,643	18,333
Olam International Ltd	20,650	45,953
Oversea-Chinese Banking Corp. Ltd	38,188	291,614
SembCorp Industries Ltd	15,903	64,892
SembCorp Marine Ltd	13,459	58,354
Singapore Airlines Ltd	8,213	95,009
Singapore Exchange Ltd	13,878	85,255
Singapore Press Holdings Ltd.	24,787	78,838
Singapore Technologies Engineering Ltd.	24,585	60,503
Singapore Telecommunications Ltd	121,428	312,934
StarHub Ltd	9,726	22,114
United Overseas Bank Ltd.	18,805	302,339
UOL Group Ltd.	7,557	30,741
Wilmar International Ltd	29,253	129,425
Yangzijiang Shipbuilding Holdings Ltd.	31,072	37,129
		2,836,876

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EQUITY SECURITIES - cont’d	shares	value
Spain - 3.4%
Abertis Infraestructuras SA	5,631	$125,992
Acciona SA	411	43,691
Acerinox SA	1,615	29,483
ACS Actividades de Construccion y Servicios SA	2,158	101,928
Amadeus IT Holding SA*	3,986	83,045
Banco Bilbao Vizcaya Argentaria SA	65,020	763,236
Banco de Sabadell SA	18,009	74,546
Banco Popular Espanol SA:
Common	14,671	82,700
Rights*	14,671	1,065
Banco Santander SA	128,632	1,486,467
Bankinter SA	3,450	23,452
CaixaBank:
Common	12,812	89,508
Rights*	12,812	968
EDP Renovaveis SA*	3,531	23,329
Enagas SA	2,899	70,404
Ferrovial SA	5,939	75,106
Fomento de Construcciones y Contratas SA	824	25,163
Gas Natural SDG SA	4,916	103,224
Grifols SA	2,243	45,076
Iberdrola Renovables SA	13,682	60,529
Iberdrola SA*	57,675	514,087
Inditex SA	3,324	303,998
Indra Sistemas SA	1,594	33,017
International Consolidated Airlines Group SA:
London Exchange*	10,027	40,932
OTC*	5,197	21,106
Mapfre SA	12,196	45,304
Mediaset Espana Comunicacion SA	2,168	18,865
Red Electrica de Espana SA	1,649	99,796
Repsol YPF SA	12,094	420,527
Telefonica SA	62,601	1,533,165
Zardoya Otis SA	2,263	33,378
		6,373,087

Sweden - 2.9%
Alfa Laval AB	5,145	111,276
Assa Abloy AB, Series B	4,766	128,558
Atlas Copco AB:
Series A	10,234	270,385
Series B	5,947	140,513
Boliden AB	4,429	82,167
Electrolux AB, Series B	3,655	87,530
Getinge AB, Series B	3,241	87,303
Hennes & Mauritz AB, B Shares	15,582	538,956
Hexagon AB, B Shares	3,862	95,456
Holmen AB, Series B	855	26,753
Husqvarna AB, Series B	7,151	47,492
Industrivarden AB, C Shares	1,906	31,654

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EQUITY SECURITIES - cont’d	shares	value
Sweden - Cont’d
Investor AB, Series B	6,941	$159,616
Kinnevik Investment AB, Series B	3,330	74,209
Modern Times Group AB, Series B	773	51,259
Nordea Bank AB	40,046	431,873
Ratos AB, Series B	3,102	59,761
Sandvik AB	15,367	270,421
Scania AB, Series B	4,876	113,504
Securitas AB, Series B	5,071	53,862
Skandinaviska Enskilda Banken AB	21,496	176,347
Skanska AB, Series B	6,094	109,461
SKF AB, Series B	5,942	172,545
SSAB AB	2,534	38,018
Svenska Cellulosa AB, Series B	8,740	123,510
Svenska Handelsbanken AB	7,458	230,882
Swedbank AB	12,336	207,941
Swedish Match AB	3,344	112,541
Tele2 AB, Series B	4,831	95,821
Telefonaktiebolaget LM Ericsson, Series B	45,897	662,498
TeliaSonera AB	32,995	242,925
Volvo AB, Series B	21,005	368,304
		5,403,341

Switzerland - 8.4%
ABB Ltd.*	33,408	865,696
Actelion Ltd.*	1,754	86,306
Adecco SA*	2,019	129,353
Aryzta AG	1,368	73,252
Baloise Holding AG	769	79,229
Compagnie Financiere Richemont SA	7,955	520,545
Credit Suisse Group AG*	17,173	667,009
GAM Holding AG*	3,346	54,864
Geberit AG*	593	140,406
Givaudan SA*	126	133,212
Glencore International plc*	13,397	105,694
Holcim Ltd.*	3,738	281,904
Julius Baer Group Ltd.*	3,149	129,887
Kuehne + Nagel International AG	822	124,671
Lindt & Spruengli AG:
Participation Certificates	14	43,597
Registered Shares	1	36,409
Lonza Group AG*	814	63,662
Nestle SA	52,807	3,279,575
Novartis AG	35,567	2,177,191
Pargesa Holding SA	437	40,450
Roche Holding AG	10,707	1,789,993
Schindler Holding AG:
Participation Certificates	740	89,893
Registered Shares	348	42,231
SGS SA	83	157,456
Sika AG	33	79,457
Sonova Holding AG*	795	74,363

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EQUITY SECURITIES - cont’d	shares	value
Switzerland - Cont’d
STMicroelectronics NV*	9,711	$96,930
Straumann Holding AG	126	30,390
Sulzer AG	388	63,090
Swatch Group AG:
Bearer Shares	470	236,962
Registered Shares	703	63,089
Swiss Life Holding AG*	493	80,771
Swiss Re Ltd.*	5,367	301,154
Swisscom AG	355	162,577
Syngenta AG*	1,441	486,106
Synthes, Inc. (e)	995	175,086
Transocean Ltd.	4,863	316,864
UBS AG*	55,463	1,010,652
Xstrata plc	31,628	698,321
Zurich Financial Services AG*	2,219	560,445
		15,548,742

United Kingdom - 17.9%
3i Group plc	15,719	70,990
Admiral Group plc	3,069	81,858
Aggreko plc	4,183	129,661
AMEC plc	5,067	88,651
Anglo American plc	20,121	998,300
Antofagasta plc	6,009	134,609
ARM Holdings plc	20,499	194,094
Associated British Foods plc	5,429	94,478
AstraZeneca plc	21,202	1,059,872
Autonomy Corp. plc*	3,514	96,388
Aviva plc	42,981	302,983
Babcock International Group plc	5,805	66,406
BAE Systems plc	51,963	265,944
Balfour Beatty plc	11,114	55,095
Barclays plc	176,395	726,915
BG Group plc	51,633	1,173,189
BHP Billiton plc	33,256	1,304,986
BP plc	286,499	2,113,355
British American Tobacco plc	30,431	1,335,430
British Land Co. plc	12,824	125,410
British Sky Broadcasting Group plc	17,364	236,103
BT Group plc	118,305	384,182
Bunzl plc	5,331	66,817
Burberry Group plc	6,640	154,558
Cairn Energy plc*	21,342	142,254
Capita Group plc	9,338	107,360
Capital & Counties Properties plc	7,880	24,930
Capital Shopping Centres Group plc	9,042	58,045
Carnival plc	2,788	108,184
Centrica plc	78,551	408,076
Cobham plc	18,698	63,527
Compass Group plc	28,826	278,384
Diageo plc	38,161	780,609

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EQUITY SECURITIES - cont’d	shares	value
United Kingdom - Cont’d
Essar Energy plc*	5,277	$34,690
Eurasian Natural Resources Corp	4,171	52,381
Fresnillo plc	2,903	65,507
G4S plc	21,498	96,655
GlaxoSmithKline plc	79,049	1,694,442
Hammerson plc	10,771	83,287
Home Retail Group plc	13,280	34,904
HSBC Holdings plc	269,857	2,680,208
ICAP plc	9,085	69,022
Imperial Tobacco Group plc	15,520	516,609
Inmarsat plc	7,459	66,660
Intercontinental Hotels Group plc	4,419	90,536
International Power plc	23,282	120,352
Intertek Group plc	2,584	81,922
Invensys plc	13,107	67,801
Investec plc	7,829	63,468
ITV plc*	59,838	68,693
J Sainsbury plc	18,485	97,842
Johnson Matthey plc	3,271	103,336
Kazakhmys plc	3,467	76,982
Kingfisher plc	36,025	154,677
Land Securities Group plc	11,734	160,629
Legal & General Group plc	89,413	169,829
Lloyds TSB Group plc*	622,486	489,690
London Stock Exchange Group plc	2,414	41,132
Lonmin plc	2,621	61,197
Man Group plc	28,640	108,949
Marks & Spencer Group plc	24,152	140,257
National Grid plc	53,464	526,730
Next plc	2,745	102,634
Old Mutual plc	83,146	178,234
Pearson plc	12,392	235,006
Petrofac Ltd.	3,951	96,122
Prudential plc	38,795	448,852
Randgold Resources Ltd	1,388	116,840
Reckitt Benckiser Group plc	9,406	519,935
Reed Elsevier plc	18,525	168,668
Resolution Ltd.	22,138	104,584
Rexam plc	13,363	82,181
Rio Tinto plc	22,046	1,593,761
Rolls-Royce Holdings plc*	28,532	295,719
Royal Bank of Scotland Group plc*	267,512	166,016
RSA Insurance Group plc	53,307	115,453
SABMiller plc	14,509	529,584
Sage Group plc	20,131	93,453
Schroders plc	1,830	45,491
Scottish & Southern Energy plc	14,198	317,934
Segro plc	12,009	60,231
Serco Group plc	7,987	70,866

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EQUITY SECURITIES - cont’d	SHARES	VALUE
United Kingdom - Cont’d
Severn Trent plc	3,614	$85,427
Shire plc	8,568	267,781
Smith & Nephew plc	13,596	145,218
Smiths Group plc	5,975	115,309
Standard Chartered plc	35,786	941,455
Standard Life plc	34,794	117,691
Subsea 7 SA*	4,289	110,121
TalkTalk Telecom Group plc	3,841	8,826
Tesco plc	122,630	792,916
TUI Travel plc	8,148	29,403
Tullow Oil plc	13,540	269,795
Unilever plc	19,560	631,944
United Utilities Group plc	10,387	99,913
Vedanta Resources plc	1,931	65,031
Vodafone Group plc	789,122	2,099,612
Weir Group plc	3,212	109,783
Whitbread plc	2,861	74,246
William Morrison Supermarkets plc	34,429	164,696
Wolseley plc	4,336	141,580
WPP plc	19,249	241,264
		33,103,605

Total Equity Securities (Cost $155,342,019)		176,911,269

EXCHANGE TRADED FUNDS - 3.8%
iShares MSCI EAFE Index Fund	115,739	6,960,543

Total Exchange Traded Funds (Cost $6,593,997)		6,960,543

	PRINCIPAL
TIME DEPOSIT - 0.1%	AMOUNT
State Street Time Deposit, 0.098%, 7/1/11	$ 224,598	224,598

Total Time Deposit (Cost $224,598)		224,598

TOTAL INVESTMENTS (Cost $162,160,614) - 99.4%		184,096,410
Other assets and liabilities, net - 0.6%		1,162,801
NET ASSETS - 100%		$185,259,211

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NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding with 20,000,000 shares of $0.10 par value shares authorized:
Class I: 2,259,839 shares outstanding	$173,555,784
Class F: 93,060 shares outstanding	6,200,007
Undistributed net investment income	3,868,557
Accumulated net realized gain (loss) on investments and foreign currency transactions	(20,317,375)
Net unrealized appreciation (depreciation) on investments, foreign currencies, and assets
and liabilities denominated in foreign currencies	21,952,238

NET ASSETS	$185,259,211

NET ASSET VALUE PER SHARE
Class I (based on net assets of $177,741,082)	$78.65
Class F (based on net assets of $7,518,129)	$80.79

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Non-income producing security.

Abbreviations:
CDI: CHESS Depositary Receipts
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipts
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipts

See notes to financial statements.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 29

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $403,253)	$4,109,727
Interest income	13
Total investment income	4,109,740

Expenses:
Investment advisory fee	539,971
Transfer agency fees and expenses	2,844
Administrative fees	96,424
Distribution Plan expenses:
Class F	7,406
Directors’ fees and expenses	14,985
Custodian fees	108,324
Reports to shareholders	30,627
Professional fees	16,164
Accounting fees	16,023
Contracts Services	76,516
Miscellaneous	2,062
Total expenses	911,346
Reimbursement from Advisor:
Class F	(775)
Fees paid indirectly	(299)
Net expenses	910,272

Net Investment Income	3,199,468

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	76,984
Foreign currency transactions	29,619
106,603

Change in unrealized appreciation (depreciation) on:
Investments and foreign currencies	6,211,651
Assets and liabilities denominated in foreign currencies	4,409
6,216,060

NET REALIZED AND UNREALIZED
GAIN (LOSS)	6,322,663

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,522,131

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
INCREASE (DECREASE) IN NET ASSETS	2011	2010
Operations:
Net investment income	$3,199,468	$2,566,722
Net realized gain (loss)	106,603	(2,771,742)
Change in unrealized appreciation (depreciation)	6,216,060	18,389,594

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,522,131	18,184,574

Distributions to shareholders from:
Net investment income:
Class I shares	—	(2,083,616)
Class F shares	—	(95,690)
Total distributions	—	(2,179,306)

Capital share transactions:
Shares sold:
Class I shares	9,181,889	93,325,555
Class F shares	713,161	3,448,463
Reinvestment of distributions:
Class I shares	—	2,083,622
Class F shares	—	95,689
Shares Issued from merger (see Note F):
Class I shares	—	10,969,047
Shares redeemed:
Class I shares	(22,784,313)	(21,693,700)
Class F shares	(717,842)	(1,732,220)
Total capital share transactions	(13,607,105)	86,496,456

Total Increase (decrease) In net assets	(4,084,974)	102,501,724

NET ASSETS
Beginning of period	189,344,185	86,842,461
End of period (including undistributed net investment
income of $3,868,557 and $669,089, respectively)	$185,259,211	$189,344,185

See notes to financial statements.

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	Six months ended	Year ended
	June 30,	December 31,
CAPITAL SHARE ACTIVITY	2011	2010
Shares sold:
Class I shares	118,851	1,411,730
Class F shares	9,000	48,875
Reinvestment of distributions:
Class I shares	—	27,960
Class F shares	—	1,249
Shares Issued from merger (see Note F):
Class I shares	—	157,015
Shares redeemed:
Class I shares	(295,270)	(315,730)
Class F shares	(8,941)	(24,664)
Total capital share activity	(176,360)	1,306,435

See notes to financial statements.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 32

NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP EAFE International Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Class F shares are subject to Distribution Plan Expenses. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued

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based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. The Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Exchange traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
Investments In securItIes	Level 1	Level 2		Level 3	Total
Equity securities*	$955,806	$175,955,463	**	—	$176,911,269
Exchange traded funds	6,960,543	—		—	6,960,543
Other debt obligations	—	224,598		—	224,598
TOTALS	$7,916,349	$176,180,061		—	$184,096,410

*For further breakdown of Equity Securities by country, please refer to the Statement of Net Assets.

**Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

At June 30, 2011, a significant transfer out of Level 1 and into Level 2 occurred. On June 30, 2011, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the

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classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affili-

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ates. For its services, the Advisor receives an annual fee, payable monthly, of .56% of the Portfolio’s average daily net assets. Under the terms of the agreement, $85,256 was payable at period end. In addition, $26,145 was payable at period end for operating expenses paid by the Advisor during June 2011.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2012. The contractual expense cap is .97% and 1.17% (.95% and 1.15% prior to May 1, 2011) for Class I and Class F, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services to the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .10% based on the Portfolio’s average daily net assets. Under the terms of the agreement, $15,224 was payable at period end.

Calvert Investment Distributors, Inc. (“CID”) (formerly known as Calvert Distributors, Inc.), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Distribution plans, adopted by Class F shares, allow the Portfolio to pay CID for expenses and services associated with the distribution of shares. The expenses paid may not exceed .20% annually of the average daily net assets of Class F. Under the terms of the agreement, $1,195 was payable at period end.

Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $103 for the six months ended June 30, 2011. Under the terms of the agreement, $17 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $22,543,471 and $32,435,662, respectively.

CAPITAL LOSS CARRYFORWARD

EXPIRATION DATE
31-Dec-15	($186,055)
31-Dec-16	(15,302,273)
31-Dec-17	(15,978)

The Portfolio’s use of net capital loss carryforwards may be limited under certain tax provisions. Capital losses may be used to offset future taxable capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future

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years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011 the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$25,883,887
Unrealized (depreciation)	(8,659,837)
Net unrealized appreciation/(depreciation)	$17,224,050

Federal income tax cost of investments	$166,872,360

NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$172,846	1.38%	$7,877,110	June 2011

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

NOTE F — REORGANIZATION

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert Variable Series, Inc., Calvert Social International Equity Portfolio (“International Equity”) for shares of the acquiring portfolio, Calvert Variable Products, Inc., EAFE International Index Portfolio (“EAFE”) and the assumption of the liabilities of International Equity. Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

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The acquisition was accomplished by a tax-free exchange of the following shares:

		ACQUIRING
MERGED PORTFOLIO	SHARES	PORTFOLIO	SHARES	VALUE
International Equity	1,006,852	EAFE	157,015	$10,969,047

For financial reporting purposes, assets received and shares issued by EAFE were recorded at fair value; however, the cost basis of the investments received from International Equity were carried forward to align ongoing reporting of EAFE’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		UNREALIZED
	NET	APPRECIATION	ACQUIRING	NET
MERGED PORTFOLIO	ASSETS	(DEPRECIATION)	PORTFOLIO	ASSETS
International Equity	$10,969,047	($16,862)	EAFE	$86,948,835

Assuming the acquisition had been completed on January 1, 2010, EAFE’s results of operations for the period ended June 30, 2011 would have been as follows:

Net investment income	$2,589,152	(a)
Net realized and change in unrealized gain (loss) on investments	$15,480,042	(b)
Net increase (decrease) in assets from operations	$18,069,194

Because EAFE and International Equity sold and redeemed shares throughout the year, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of International Equity that have been included in EAFE’s Statement of Operations since April 30, 2010.

(a)	$2,566,722 as reported, plus $22,430 from International Equity pre-merger.
(b)	$15,617,852 as reported, plus ($137,810) from International Equity pre-merger.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
Class I shares	2011		2010 (z)	2009
Net asset value, beginning	$74.78		$70.89	$56.55
Income from investment operations:
Net investment income	1.39		1.27	1.33
Net realized and unrealized gain (loss)	2.48		3.49	14.41
Total from investment operations	3.87		4.76	15.74
Distributions from:
Net investment income	—		(.87)	(1.40)
Total distributions	—		(.87)	(1.40)
Total increase (decrease) in net asset value	3.87		3.89	14.34
Net asset value, ending	$78.65		$74.78	$70.89

Total return*	5.18%		6.71%	27.83%
Ratios to average net assets: A
Net investment income	3.33	% (a)	1.84%	2.10%
Total expenses	.94	% (a)	1.07%	1.05%
Expenses before offsets	.94	% (a)	.95%	.95%
Net expenses	.94	% (a)	.95%	.95%
Portfolio turnover	12%		77%	29%
Net assets, ending (in thousands)	$177,741		$182,192	$81,899

			Years ended
	December 31,		December 31,	December 31,
class I shares	2008		2007	2006
Net asset value, beginning	$104.77		$98.66	$81.98
Income from investment operations:
Net investment income	2.17		1.00	1.46
Net realized and unrealized gain (loss)	(45.83)		8.80	18.83
Total from investment operations	(43.66)		9.80	20.29
Distributions from:
Net investment income	(2.77)		(1.48)	(1.63)
Net realized gain	(1.79)		(2.21)	(1.98)
Total distributions	(4.56)		(3.69)	(3.61)
Total increase (decrease) in net asset value	(48.22)		6.11	16.68
Net asset value, ending	$56.55		$104.77	$98.66

Total return*	(42.68%)		10.10%	25.56%
Ratios to average net assets: A
Net investment income	2.51%		1.48%	1.66%
Total expenses	1.22%		1.26%	1.29%
Expenses before offsets	.95%		.95%	.95%
Net expenses	.95%		.95%	.95%
Portfolio turnover	47%		48%	44%
Net assets, ending (in thousands)	$65,973		$118,631	$58,754

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
class F shares	2011		2010 (z)	2009
Net asset value, beginning	$76.90		$73.19	$57.91
Income from investment operations:
Net investment income	1.23		1.33	.68
Net realized and unrealized gain (loss)	2.66		3.42	15.23
Total from investment operations	3.89		4.75	15.91
Distributions from:
Net investment income	—		(1.04)	(.63)
Total distributions	—		(1.04)	(.63)
Total increase (decrease) in net asset value	3.89		3.71	15.28
Net asset value, ending	$80.79		$76.90	$73.19

Total return*	5.06%		6.50%	27.47%
Ratios to average net assets: A
Net investment income	3.08	% (a)	1.86%	1.67%
Total expenses	1.18	% (a)	1.30%	1.42%
Expenses before offsets	1.16	% (a)	1.15%	1.15%
Net expenses	1.16	% (a)	1.15%	1.15%
Portfolio turnover	12%		77%	29%
Net assets, ending (in thousands)	$7,518		$7,152	$4,943

			Periods ended
			December 31,	December 31,
class F shares			2008	2007	^
Net asset value, beginning			$104.76	$102.10
Income from investment operations:
Net investment income			1.25	.01
Net realized and unrealized gain (loss)			(45.05)	2.65
Total from investment operations			(43.80)	2.66
Distributions from:
Net investment income			(1.26)	—
Net realized gain			(1.79)	—
Total distributions			(3.05)	—
Total increase (decrease) in net asset value			(46.85)	2.66
Net asset value, ending			$57.91	$104.76

Total return*			(42.81%)	2.61%
Ratios to average net assets: A
Net investment income			1.33%	.25	% (a)
Total expenses			1.42%	1.46	% (a)
Expenses before offsets			1.15%	1.15	% (a)
Net expenses			1.15%	1.15	% (a)
Portfolio turnover			47%	48%
Net assets, ending (in thousands)			$1,324	$1

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a)	Annualized.
(z)	Per share figures calculated using the Average Shares Method.
*	Total return is not annualized for periods less than one year.
^	From December 17, 2007 inception.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fis-cal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP Barclays Capital Aggregate Bond Index Portfolio

Semi-Annual Report

June 30, 2011

Calvert INVESTMENTS

A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Summit Investment Advisors, Inc., Subadvisor

Investment ClImate

The first half of 2011 was similar to the first half of 2010. Both six-month periods were characterized by slow U.S. economic growth,1 another round of eurozone government debt turmoil, and policy tightening by central banks in the larger emerging economies. However, there were a number of differences in the first half of 2011—including the increase in U.S. inflation rates,2 a shock throughout the global supply chain from the tsunami in Japan, the European Central Bank becoming the first major western central bank to raise policy rates, and the potentially destabilizing political debate over the U.S. budget and debt ceiling. By the end of June, investor uncertainty had increased and returns on riskier assets trailed off, although returns for the six-month reporting period were generally solid.3 Money-market interest rates declined over the first half of the year. A decrease in issuance, changing bank regulations, and increased demand from money-market funds combined to drive Treasury bill yields down to near 0%. In fact, the one-month Treasury bill yield declined to end June at 0.01%, while the one-month yield on financial commercial paper edged down to 0.11%.4 Yields for Treasury notes and bonds with longer maturities fell broadly as well, with the benchmark 10-year Treasury bond decreasing 0.12 percentage points over the six-month period to finish at 3.18%.

Unfounded fears of widespread municipal defaults and the expiration of the Build America Bonds program triggered a sell-off in municipal bonds late last year that lasted into early 2011. However, municipal bonds rebounded nicely, with the benchmark Bond Buyer 20 yield at 4.59% on June 30. Taxable corporate bond yields dipped, as the yield for the Moody’s Baa-

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.53%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total return is not annualized for periods of one year or less.

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rated average decreased by 0.08 percentage points to 5.90% by period end.

outlook

Our outlook for the second half of the year is for essentially more of the same, with markets paying very close attention to U.S. employment and inflation data as well as to Europe’s efforts to implement lasting solutions for the debt troubles of the peripheral eurozone countries. We expect Treasuries to experience some interest rate volatility within a trading range, and we also expect some volatility in corporate bonds.

Since the municipal bond market is dominated by individual investors, it’s subject to risk from headlines about taxes and the fiscal health of municipalities. However, we expect it to remain relatively steady and overall municipal bond defaults to remain low.

Since the Federal Reserve will likely stay on hold for the balance of the year, there is little hope for a meaningful increase in money-market yields in the near future. However, we anticipate Congress will pass an increase in the debt ceiling, which would ease the tight supply of Treasury bills and may raise money-market yields a small amount.

% of total
ECONOMIC SECTORS	Investments

Asset Backed Securities	0.1%
Basic Materials	1.3%
Communications	1.2%
Consumer, Cyclical	2.2%
Consumer, Non-cyclical	1.9%
Energy	2.6%
Exchange Traded Funds	1.5%
Financials	6.5%
Government	42.6%
Industrials	2.6%
Mortgage Securities	35.8%
Technology	0.4%
Time Deposit	0.5%
Utilities	0.8%
Total	100%

Shifts and developments can occur quickly in a recovering economy. We encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Catherine Roy
Senior Vice President and Chief Investment Officer, Fixed Income Calvert Investment Management, Inc.

July 2011

1 According to the Commerce Department and the Wall Street Journal Survey of Professional Forecasters as of early July, GDP growth for the first half of 2011 was estimated at 2.1% versus 2.7% for the first half of 2010.

2 According to the Bureau of Labor Statistics, as of May the year-over-year core CPI inflation rate was 1.5% and headline inflation was 3.6%.

3 For example, over the six-month reporting period, municipal bonds returned 4.42% and high-yield bonds returned 4.97% according to indices published by Barclays Plc.

4 Source for all interest rates: Federal Reserve

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Actual	$1,000.00	$1,026.30	$2.54

Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.29	$2.53

* Expenses are equal to the Fund’s annualized expense ratio of .51%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2011

	Principal
ASSET-BACKED SECURITIES - 0.1%	amount	value
Citibank Omni Master Trust, 4.90%, 11/15/18 (e)	$100,000	$108,210
Residential Asset Securities Corp., STEP, 4.61% to 3/25/13, 5.11% thereafter to 6/25/33 (r)	81,580	47,207

Total Asset-Backed Securities (Cost $189,694)		155,417

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
6.186%, 6/11/35	407,595	412,975
5.823%, 4/10/49 (r)	550,000	594,234
Bear Stearns Commercial Mortgage Securities, 4.24%, 8/13/39 (r)	127,400	129,058
DBUBS Mortgage Trust:
3.386%, 7/10/44 (e)	500,000	501,003
3.742%, 11/10/46 (e)	943,256	964,771
Morgan Stanley Capital I, 3.476%, 6/15/44 (e)	500,000	501,574

Total Commercial Mortgage-Backed Securities (Cost $2,999,857)		3,103,615

CORPORATE BONDS - 19.4%
Alcoa, Inc.:
5.72%, 2/23/19	149,000	155,169
6.15%, 8/15/20	500,000	527,841
American Express Credit Corp., 2.75%, 9/15/15	200,000	200,653
Amgen, Inc., 4.10%, 6/15/21	700,000	692,229
Apache Corp., 5.625%, 1/15/17	100,000	115,049
AstraZeneca plc, 6.45%, 9/15/37	350,000	406,084
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (e)	800,000	807,083
Bank of America Corp.:
7.375%, 5/15/14	100,000	112,206
5.65%, 5/1/18	250,000	262,837
BB&T Corp., 5.20%, 12/23/15	405,000	437,275
BlackRock, Inc., 3.50%, 12/10/14	100,000	105,650
BorgWarner, Inc., 5.75%, 11/1/16	500,000	553,720
BP Capital Markets plc:
3.625%, 5/8/14	200,000	210,095
4.50%, 10/1/20	400,000	405,774
CA, Inc., 5.375%, 12/1/19	100,000	106,579
Camden Property Trust, 5.875%, 11/30/12	100,000	106,120
Citigroup, Inc.:
6.50%, 8/19/13	125,000	136,223
4.587%, 12/15/15	250,000	261,539
6.125%, 5/15/18	200,000	219,500
Coca-Cola Co., 5.35%, 11/15/17	100,000	115,658
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	111,132
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	225,641
Covidien International Finance SA, 4.20%, 6/15/20	200,000	203,609
CSX Corp., 3.70%, 10/30/20	300,000	288,786

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	Principal
CORPORATE BONDS - Cont’d	amount	value
Deere & Co., 6.55%, 10/1/28	$250,000	$293,242
Deutsche Bank AG, 4.875%, 5/20/13	150,000	159,331
DIRECTV Holdings LLC, 5.20%, 3/15/20	300,000	315,873
Discovery Communications LLC, 5.05%, 6/1/20	200,000	212,235
Emerson Electric Co., 4.75%, 10/15/15	200,000	222,018
Enbridge Energy Partners LP, 5.20%, 3/15/20	200,000	211,468
Energizer Holdings, Inc., 4.70%, 5/19/21 (e)	700,000	696,826
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	977,556
Ensco plc, 4.70%, 3/15/21	700,000	704,396
GATX Corp., 4.85%, 6/1/21	700,000	695,717
General Electric Capital Corp., 3.75%, 11/14/14	250,000	263,352
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	215,648
5.375%, 3/15/20	150,000	155,218
GTE Corp., 6.94%, 4/15/28	80,000	92,128
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (e)	1,200,000	1,219,435
Health Care REIT, Inc., 5.25%, 1/15/22	800,000	796,921
Honeywell International, Inc., 4.25%, 3/1/13	100,000	105,921
Hospira, Inc., 6.40%, 5/15/15	250,000	283,406
JPMorgan Chase & Co.:
4.75%, 5/1/13	250,000	265,769
2.60%, 1/15/16	1,000,000	982,494
3.15%, 7/5/16	700,000	701,712
Kimco Realty Corp., 4.30%, 2/1/18	300,000	306,690
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	600,000	616,429
L-3 Communications Corp.:
5.20%, 10/15/19	200,000	206,663
4.75%, 7/15/20	800,000	790,282
Lockheed Martin Corp., 5.97%, 6/1/40 (e)	154,000	159,558
McDonald’s Corp., 4.30%, 3/1/13	100,000	106,122
MDC Holdings, Inc., 5.625%, 2/1/20	200,000	195,438
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)	100,000	106,595
Morgan Stanley, 5.95%, 12/28/17	250,000	268,045
National City Bank, 4.625%, 5/1/13	500,000	527,907
NBCUniversal Media LLC, 5.15%, 4/30/20 (e)	200,000	210,730
Northern Trust Corp.:
5.50%, 8/15/13	100,000	109,116
3.45%, 11/4/20	100,000	95,313
Omnicom Group, Inc., 4.45%, 8/15/20	500,000	493,055
Oracle Corp., 5.75%, 4/15/18	250,000	286,931
Pacific Gas & Electric Co., 4.25%, 5/15/21	1,000,000	997,709
Pearson Funding Two plc, 4.00%, 5/17/16 (e)	250,000	258,631
Pitney Bowes, Inc., 5.75%, 9/15/17	180,000	197,459
Procter & Gamble Co., 4.85%, 12/15/15	1,000,000	1,122,957
Progressive Corp., 6.375%, 1/15/12	165,000	170,252
Rio Tinto Finance USA Ltd., 2.50%, 5/20/16	800,000	799,018
Shell International Finance BV, 4.00%, 3/21/14	300,000	322,540
Suncor Energy, Inc., 6.50%, 6/15/38	250,000	270,474
TCI Communications, Inc., 8.75%, 8/1/15	100,000	122,746
Teck Resources Ltd., 4.75%, 1/15/22	400,000	401,371

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	Principal
CORPORATE BONDS - Cont’d	amount	value
Time Warner Cable, Inc., 5.00%, 2/1/20	$100,000	$103,461
Time Warner, Inc., 4.875%, 3/15/20	100,000	103,481
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	287,353
US Bancorp, 2.45%, 7/27/15	1,000,000	1,008,228
US Bank NA, 4.95%, 10/30/14	100,000	109,375
Verizon Communications, Inc., 4.35%, 2/15/13	100,000	105,178
Walgreen Co., 4.875%, 8/1/13	100,000	108,255
Wal-Mart Stores, Inc.:
2.25%, 7/8/15	500,000	507,365
3.25%, 10/25/20	200,000	190,864
6.50%, 8/15/37	250,000	287,481
Wells Fargo & Co., 4.375%, 1/31/13	125,000	131,071
Williams Partners LP, 3.80%, 2/15/15	100,000	104,786

Total Corporate Bonds (Cost $27,818,446)		28,526,047

SOVEREIGN GOVERNMENT BONDS - 0.1%
Province of New Brunswick Canada, 6.75%, 8/15/13	100,000	111,108

Total Sovereign Government Bonds (Cost $104,408)		111,108

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 11.1%
Fannie Mae:
6.125%, 3/15/12	1,000,000	1,041,723
1.75%, 8/10/12	1,000,000	1,015,992
2.625%, 11/20/14	1,100,000	1,152,495
2.375%, 7/28/15	1,000,000	1,031,818
Federal Farm Credit Bank, 4.25%, 2/1/12	750,000	767,336
Federal Home Loan Bank:
1.875%, 6/21/13	1,400,000	1,436,293
4.875%, 5/17/17	1,000,000	1,143,401
Freddie Mac:
5.25%, 4/18/16	1,000,000	1,153,583
5.00%, 2/16/17	1,000,000	1,144,750
5.125%, 11/17/17	1,000,000	1,149,230
4.875%, 6/13/18	2,000,000	2,273,613
3.75%, 3/27/19	2,900,000	3,071,236

Total U.S. Government Agencies And Instrumentalities (Cost $15,980,438)		16,381,470

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.5%
Fannie Mae:
5.00%, 12/1/16	370,365	399,651
5.00%, 11/1/17	57,394	62,040
5.50%, 8/1/18	234,972	255,628
4.61%, 12/1/19	490,209	510,001
5.00%, 6/1/20	85,140	92,078
6.50%, 4/1/23	57,580	65,062
3.50%, 5/1/26	1,732,913	1,767,670
4.50%, 5/1/31	1,490,283	1,558,495

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	Principal
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - Cont’d	amount	value
Fannie Mae (Cont’d):
6.50%, 8/1/32	$206,546	$234,280
5.50%, 7/1/33	420,447	457,842
5.50%, 7/1/33	294,798	321,018
6.00%, 8/1/33	71,169	78,947
5.50%, 11/1/33	309,308	336,819
5.50%, 3/1/34	571,588	622,069
6.00%, 6/1/34	332,906	369,288
5.00%, 7/1/34	703,771	751,829
5.00%, 10/1/34	490,864	524,384
5.50%, 3/1/35	1,060,708	1,154,386
5.50%, 6/1/35	641,047	699,866
5.50%, 9/1/35	453,984	493,653
5.50%, 2/1/36	256,140	278,521
5.50%, 4/1/36	1,420,321	1,524,898
6.50%, 9/1/36	806,922	914,648
5.50%, 11/1/36	363,679	394,377
7.50%, 11/1/36	141,425	162,637
6.00%, 5/1/38	551,735	606,513
5.50%, 6/1/38	613,391	666,222
5.74%, 9/1/38 (r)	1,137,760	1,222,721
4.00%, 3/1/39	1,245,013	1,248,326
4.50%, 5/1/40	1,809,319	1,880,260
4.50%, 7/1/40	1,338,011	1,386,292
Freddie Mac:
4.50%, 9/1/18	211,813	226,387
5.00%, 11/1/20	272,119	294,061
4.00%, 3/1/25	2,758,377	2,877,058
5.00%, 2/1/33	604,144	645,389
5.00%, 4/1/35	346,016	369,152
5.00%, 12/1/35	905,973	965,399
6.00%, 8/1/36	311,692	343,612
6.50%, 10/1/37	235,894	264,910
5.00%, 7/1/39	818,085	868,934
4.00%, 11/1/39	1,773,345	1,774,084
4.50%, 1/1/40	1,044,626	1,081,297
5.00%, 1/1/40	2,597,074	2,758,499
4.50%, 4/1/40	2,153,205	2,228,118
6.00%, 4/1/40	681,607	749,562
4.50%, 5/1/40	1,788,977	1,851,219
4.50%, 5/1/40	892,435	923,763
4.50%, 6/1/41	1,500,000	1,551,899
Ginnie Mae:
4.50%, 7/20/33	949,454	1,009,932
5.50%, 7/20/34	408,388	451,906
6.00%, 11/20/37	715,686	792,697
5.00%, 5/15/39	1,307,344	1,423,644
5.00%, 10/15/39	1,398,813	1,523,249
4.50%, 8/15/40	1,967,240	2,080,868
Ginnie Mae I pool, 4.50%, 10/15/39	1,041,935	1,104,017

Total U.S. Government Agency Mortgage-Backed Securities (Cost $48,338,074)		49,200,077

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	Principal
U.S. TREASURY - 31.2%	amount	value
United States Treasury Bonds:
8.125%, 5/15/21	$1,000,000	$1,427,812
8.00%, 11/15/21	1,000,000	1,423,906
6.25%, 8/15/23	1,000,000	1,268,594
5.50%, 8/15/28	1,000,000	1,187,031
5.375%, 2/15/31	1,000,000	1,172,031
4.50%, 2/15/36	1,000,000	1,033,438
3.50%, 2/15/39	1,000,000	858,750
4.375%, 11/15/39	2,000,000	2,000,937
3.875%, 8/15/40	1,000,000	915,625
4.75%, 2/15/41	500,000	531,406
United States Treasury Notes:
1.125%, 1/15/12	1,000,000	1,005,313
1.00%, 3/31/12	1,000,000	1,006,094
1.375%, 5/15/12	1,000,000	1,010,000
4.125%, 8/31/12	1,000,000	1,044,844
1.375%, 11/15/12	1,000,000	1,014,375
1.375%, 2/15/13	1,000,000	1,015,938
1.125%, 6/15/13	1,000,000	1,012,969
4.25%, 11/15/13	1,000,000	1,085,625
2.00%, 11/30/13	1,000,000	1,033,438
1.875%, 2/28/14	1,000,000	1,031,094
2.625%, 6/30/14	1,000,000	1,053,594
2.50%, 4/30/15	1,000,000	1,048,750
1.25%, 8/31/15	1,000,000	995,469
4.50%, 11/15/15	1,000,000	1,129,062
2.00%, 1/31/16	800,000	815,500
2.375%, 3/31/16	1,000,000	1,034,531
2.00%, 4/30/16	1,000,000	1,015,156
4.875%, 8/15/16	1,000,000	1,152,812
3.00%, 2/28/17	1,000,000	1,052,344
4.50%, 5/15/17	1,000,000	1,134,844
2.375%, 7/31/17	1,000,000	1,010,781
1.875%, 9/30/17	1,000,000	977,813
3.50%, 2/15/18	1,000,000	1,072,969
4.00%, 8/15/18	1,000,000	1,102,031
3.75%, 11/15/18	1,050,000	1,137,445
3.125%, 5/15/19	1,000,000	1,032,344
3.375%, 11/15/19	1,000,000	1,042,656
3.625%, 2/15/20	1,000,000	1,057,969
2.625%, 8/15/20	1,300,000	1,258,563
2.625%, 11/15/20	1,300,000	1,251,859
3.625%, 2/15/21	1,300,000	1,355,453
3.125%, 5/15/21	1,000,000	997,188

Total U.S. Treasury (Cost $45,456,988)		45,808,353

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EXCHANGE TRADED FUNDS - 1.5%	shares	value
iShares Barclays Aggregate Bond Fund	20,200	$2,154,734

Total Exchange Traded Funds (Cost $2,170,966)		2,154,734

	Principal
TIME DEPOSIT - 0.5%	amount
State Street Time Deposit, 0.098%, 7/1/11	$ 794,513	794,513

Total Time Deposit (Cost $794,513)		794,513

TOTAL INVESTMENTS (Cost $143,853,384) - 99.5%		146,235,334
Other assets and liabilities, net - 0.5%		661,730
net assets - 100%		$146,897,064

NET ASSETS CONSIST OF:
Paid-in capital applicable to 2,710,660 shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized		$141,621,297
Undistributed net investment income		2,026,176
Accumulated net realized gain (loss) on investments		867,641
Net unrealized appreciation (depreciation) on investments		2,381,950

NET ASSETS		$146,897,064

NET ASSET VALUE PER SHARE		$54.19

(e)    Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(r)    The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
*       Non-income producing security.

Abbreviations:

LLC: Limited Liability Corporation
LP: Limited Partnership
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011

Net Investment InCome
Investment Income:
Dividend income	$35,771
Interest income	1,918,010
Total investment income	1,953,781

Expenses:
Investment advisory fee	181,646
Transfer agency fees and expenses	1,098
Directors’ fees and expenses	9,172
Administrative fees	60,548
Accounting fees	9,653
Custodian fees	14,253
Reports to shareholders	14,556
Professional fees	13,310
Miscellaneous	2,235
Total expenses	306,471
Fees paid indirectly	(410)
Net expenses	306,061

NET INVESTMENT INCOME	1,647,720

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	337,834
Change in unrealized appreciation (depreciation)	1,178,730

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS	1,516,564

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,164,284

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
INCREASE (DECREASE) IN NET ASSETS	2011	2010
Operations:
Net investment income	$1,647,720	$2,167,098
Net realized gain (loss) on investments	337,834	1,042,436
Change in unrealized appreciation (depreciation)	1,178,730	126,190

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,164,284	3,335,724

Distributions to shareholders from:
Net investment income	—	(2,195,331)
Net realized gain	—	(339,138)
Total distributions	—	(2,534,469)

Capital share transactions:
Shares sold	40,287,412	83,266,811
Reinvestment of distributions	—	2,534,473
Shares redeemed	(6,170,293)	(14,615,811)
Total capital share transactions	34,117,119	71,185,473

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,281,403	71,986,728

NET ASSETS
Beginning of period	109,615,661	37,628,933
End of period (including undistributed net investment income
of $2,026,176 and $378,456, respectively)	$146,897,064	$109,615,661

CAPITAL SHARE ACTIVITY
Shares sold	750,213	1,560,961
Reinvestment of distributions	—	48,156
Shares redeemed	(115,691)	(273,365)
Total capital share activity	634,522	1,335,752

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert VP Barclays Capital Aggregate Bond Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (or the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and

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type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	Level 1	Level 2	Level 3	Total
Asset-backed securities	—	$155,417	—	$155,417
Commercial mortgage-backed securities	—	3,103,615	—	3,103,615
Corporate debt	—	28,526,047	—	28,526,047
Exchanged traded funds	$2,154,734	—	—	2,154,734
Other debt obligations	—	905,621	—	905,621
U.S. government obligations	—	111,389,900	—	111,389,900
TOTAL	$2,154,734	$144,080,600	—	$146,235,334

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affili-ates. For its services, the Advisor receives an annual fee, payable monthly, of .30% of the Portfolio’s average daily net assets. Under the terms of the agreement, $34,952 was payable at period end. In addition, $11,459 was payable at period end for operating expenses paid by the Advisor during June 2011.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2012. The contractual expense cap is .60%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .10% of the Portfolio’s average daily net assets. Under the terms of the agreement, $11,651 was payable at period end.

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Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $40 for the six months ended June 30, 2011. Under the terms of the agreement, $7 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than U.S. government and short-term securities, were $41,764,378 and $11,366,828, respectively. U.S. government security purchases and sales were $22,693,570 and $13,620,519, respectively.

As of June 30, 2011 the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$2,894,571
Unrealized (depreciation)	(588,342)
Net unrealized appreciation/(depreciation)	$2,306,229

Federal income tax cost of investments	$143,929,105

NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$1,775	1.41%	$245,188	April 2011

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NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
	2011		2010 (z)	2009 (z)
Net asset value, beginning	$52.80		$50.82	$51.17
Income from investment operations:
Net investment income	.57		1.56	2.00
Net realized and unrealized gain (loss)	.82		1.67	.35
Total from investment operations	1.39		3.23	2.35
Distributions from:
Net investment income	—		(1.08)	(2.50)
Net realized gain	—		(.17)	(.20)
Total distributions	—		(1.25)	2.70
Total increase (decrease) in net asset value	1.39		1.98	(.35)
Net asset value, ending	$54.19		$52.80	$50.82

Total return*	2.63%		6.37%	4.59%
Ratios to average net assets: A
Net investment income	2.72	% (a)	2.89%	3.83%
Total expenses	.51	% (a)	.53%	.54%
Expenses before offsets	.51	% (a)	.53%	.54%
Net expenses	.51	% (a)	.52%	.54%
Portfolio turnover	21%		99%	71%
Net assets, ending (in thousands)	$146,897		$109,616	$37,629

			Years ended
	December 31,		December 31,	December 31,
	2008		2007	2006
Net asset value, beginning	$50.27		$48.85	$49.06
Income from investment operations:
Net investment income	2.13		2.13	1.97
Net realized and unrealized gain (loss)	1.07		1.40	(.24)
Total from investment operations	3.20		3.53	1.73
Distributions from:
Net investment income	(2.30)		(2.11)	(1.94)
Total distributions	(2.30)		(2.11)	(1.94)
Total increase (decrease) in net asset value	.90		1.42	(.21)
Net asset value, ending	$51.17		$50.27	$48.85

Total return*	6.56%		7.43%	3.64%
Ratios to average net assets: A
Net investment income	4.29%		4.24%	3.96%
Total expenses	.61%		.59%	.59%
Expenses before offsets	.60%		.59%	.59%
Net expenses	.60%		.59%	.59%
Portfolio turnover	30%		24%	28%
Net assets, ending (in thousands)	$51,287		$44,496	$39,160

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements.
Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a)	Annualized.
(z)	Per share figures calculated using the Average Shares Method.
*	Total return is not annualized for periods less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fis-cal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP Inflation Protected Plus Portfolio

Semi-Annual Report
June 30, 2011

Calvert
INVESTMENTS®
A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Summit Investment Advisors, Inc., Subadvisor

Investment ClImate

The first half of 2011 was similar to the first half of 2010. Both six-month periods were characterized by slow U.S. economic growth,1 another round of eurozone government debt turmoil, and policy tightening by central banks in the larger emerging economies. However, there were a number of differences in the first half of 2011—including the increase in U.S. inflation rates,2 a shock throughout the global supply chain from the tsunami in Japan, the European Central Bank becoming the first major western central bank to raise policy rates, and the potentially destabilizing political debate over the U.S. budget and debt ceiling. By the end of June, investor uncertainty had increased and returns on riskier assets trailed off, although returns for the six-month reporting period were generally solid.3 Money-market interest rates declined over the first half of the year. A decrease in issuance, changing bank regulations, and increased demand from money-market funds combined to drive Treasury bill yields down to near 0%. In fact, the one-month Treasury bill yield declined to end June at 0.01%, while the one-month yield on financial commercial paper edged down to 0.11%.4 Yields for Treasury notes and bonds with longer maturities fell broadly as well, with the benchmark 10-year Treasury bond decreasing 0.12 percentage points over the six-month period to finish at 3.18%.

Unfounded fears of widespread municipal defaults and the expiration of the Build America Bonds program triggered a sell-off in municipal bonds late last year that lasted into early 2011. However, municipal bonds rebounded nicely, with the benchmark Bond Buyer 20 yield at 4.59% on June 30. Taxable corporate bond

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.82%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total return is not annualized for periods of one year or less.

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% of Total Investments
Investment allocation	(at 6.30.11)
Long Term	32%
Intermediate Term	36%
Short Term	32%

Total	100%

yields dipped, as the yield for the Moody’s Baa-rated average decreased by 0.08 percentage points to 5.90% by period end.

outlook
Our outlook for the second half of the year is for essentially more of the same, with markets paying very close attention to U.S. employment and inflation data as well as to Europe’s efforts to implement lasting solutions for the debt troubles of the peripheral eurozone countries.  We expect Treasuries to experience some interest rate volatility within a trading range, and we also expect some volatility in corporate bonds.

Since the municipal bond market is dominated by individual investors, it’s subject to risk from headlines about taxes and the fiscal health of municipalities. However, we expect it to remain relatively steady and overall municipal bond defaults to remain low.

Since the Federal Reserve will likely stay on hold for the balance of the year, there is little hope for a meaningful increase in money-market yields in the near future. However, we anticipate Congress will pass an increase in the debt ceiling, which would ease the tight supply of Treasury bills and may raise money-market yields a small amount.

Shifts and developments can occur quickly in a recovering economy. We encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Catherine Roy
Senior Vice President and Chief Investment Officer, Fixed Income Calvert Investment Management, Inc.

July 2011

1 According to the Commerce Department and the Wall Street Journal Survey of Professional Forecasters as of early July, GDP growth for the first half of 2011 was estimated at 2.1% versus 2.7% for the first half of 2010.

2 According to the Bureau of Labor Statistics, as of May the year-over-year core CPI inflation rate was 1.5% and headline inflation was 3.6%.

3 For example, over the six-month reporting period, municipal bonds returned 4.42% and high-yield bonds returned 4.97% according to indices published by Barclays Plc.

4 Source for all interest rates: Federal Reserve

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Actual	$1,000.00	$1,039.80	$3.83

Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.04	$3.80

* Expenses are equal to the Fund’s annualized expense ratio of .76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2011

	PRINCIPAL
U.S. TREASURY(i) - 53.1%	AMOUNT	VALUE
United States Treasury Bonds:
2.375%, 1/15/25	$1,192,900	$1,370,903
2.00%, 1/15/26	1,472,783	1,609,476
2.375%, 1/15/27	1,338,012	1,525,961
1.75%, 1/15/28	1,126,997	1,179,296
3.625%, 4/15/28	1,390,240	1,830,990
2.50%, 1/15/29	1,392,922	1,617,313
3.875%, 4/15/29	1,231,029	1,686,894
3.375%, 4/15/32	886,767	1,172,888
2.125%, 2/15/40	1,716,561	1,868,101
2.125%, 2/15/41	1,026,790	1,115,511
United States Treasury Notes:
2.50%, 7/15/16	556,715	637,178
2.375%, 1/15/17	278,753	317,996
2.625%, 7/15/17	1,084,930	1,262,079
1.625%, 1/15/18	1,073,330	1,180,663
1.375%, 7/15/18	1,016,681	1,103,893
2.125%, 1/15/19	1,047,310	1,189,842
1.875%, 7/15/19	1,053,110	1,178,002
1.375%, 1/15/20	1,559,730	1,672,567
1.25%, 7/15/20	1,031,060	1,090,507
1.125%, 1/15/21	1,027,910	1,067,260

Total U.S. Treasury (Cost $24,510,393)		25,677,320

Corporate Bonds - 43.4%
Alcoa, Inc., 6.15%, 8/15/20	300,000	316,705
Ally Financial, Inc., 0.247%, 12/19/12 (r)	1,000,000	1,000,296
American Express Centurion Bank, 0.34%, 6/12/12 (r)	250,000	249,432
American Express Credit Corp., 0.306%, 2/24/12 (r)	200,000	199,703
Amgen, Inc., 4.10%, 6/15/21	300,000	296,670
Anheuser-Busch InBev Worldwide, Inc., 0.977%, 3/26/13 (r)	500,000	504,567
Bank of America Corp.:
0.573%, 4/30/12 (r)	500,000	501,434
7.375%, 5/15/14	100,000	112,206
Baxter International, Inc., 4.00%, 3/1/14	100,000	107,397
BB&T Corp., 0.973%, 4/28/14 (r)	500,000	499,869
BlackRock, Inc., 3.50%, 12/10/14	100,000	105,650
Bottling Group LLC, 6.95%, 3/15/14	100,000	115,002
BP Capital Markets plc:
3.625%, 5/8/14	100,000	105,047
4.50%, 10/1/20	100,000	101,444
CA, Inc., 5.375%, 12/1/19	100,000	106,579
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17	200,000	207,000

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	PRINCIPAL
Corporate Bonds - Cont’d	AMOUNT	VALUE
Citigroup, Inc.:
2.262%, 8/13/13 (r)	$591,000	$602,064
0.522%, 6/9/16 (r)	500,000	456,507
Corrections Corporation of America, 6.75%, 1/31/14	250,000	253,125
Danaher Corp., 0.497%, 6/21/13 (r)	200,000	200,277
Del Monte Foods Co., 7.625%, 2/15/19 (e)	100,000	101,000
Eaton Corp., 0.575%, 6/16/14 (r)	500,000	499,999
Eli Lilly & Co., 4.20%, 3/6/14	100,000	107,951
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	105,734
Energizer Holdings, Inc., 4.70%, 5/19/21 (e)	200,000	199,093
Ford Motor Credit Co. LLC:
3.033%, 1/13/12 (r)	250,000	249,375
8.125%, 1/15/20	400,000	464,000
GATX Corp., 4.85%, 6/1/21	200,000	198,776
General Electric Capital Corp.:
0.218%, 5/8/12 (r)	500,000	500,010
0.247%, 9/21/12 (r)	500,000	500,001
General Mills, Inc., 5.65%, 2/15/19	100,000	112,908
Goldman Sachs Group, Inc., 0.697%, 3/22/16 (r)	900,000	845,989
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (e)	600,000	609,717
Hewlett-Packard Co., 4.75%, 6/2/14	100,000	109,167
Hospira, Inc., 6.40%, 5/15/15	100,000	113,363
Jabil Circuit, Inc., 5.625%, 12/15/20	250,000	243,125
JPMorgan Chase & Co., 3.15%, 7/5/16	300,000	300,734
JPMorgan Chase Bank, 0.58%, 6/13/16 (r)	1,250,000	1,170,157
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	100,000	102,738
L-3 Communications Corp., 5.20%, 10/15/19	200,000	206,663
Lloyds TSB Bank plc, 2.624%, 1/24/14 (r)	250,000	252,199
MDC Holdings, Inc., 5.625%, 2/1/20	700,000	684,035
Metropolitan Life Global Funding I, 1.04%, 1/10/14 (e)(r)	250,000	250,001
Morgan Stanley:
0.597%, 6/20/12 (r)	500,000	501,943
0.59%, 1/9/14 (r)	500,000	485,071
Mueller Water Products, Inc., 8.75%, 9/1/20	100,000	109,000
National Australia Bank Ltd., 1.01%, 4/11/14 (e)(r)	500,000	499,588
Northern Trust Corp., 3.45%, 11/4/20	100,000	95,313
Nova Chemicals Corp., 3.542%, 11/15/13 (r)	500,000	497,500
Novartis Capital Corp., 4.125%, 2/10/14	100,000	107,548
PNC Funding Corp., 0.473%, 1/31/14 (r)	500,000	494,849
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	100,000	110,443
Procter & Gamble Co., 3.50%, 2/15/15	100,000	106,321
Qwest Corp., 3.497%, 6/15/13 (r)	500,000	516,635
Sempra Energy, 1.007%, 3/15/14 (r)	550,000	551,485
Shell International Finance BV, 4.00%, 3/21/14	100,000	107,513
State Street Bank and Trust Co., 0.447%, 9/15/11 (r)	400,000	400,182
Teck Resources Ltd., 4.75%, 1/15/22	100,000	100,343
Time Warner Cable, Inc., 5.00%, 2/1/20	200,000	206,923
Unilever Capital Corp., 4.80%, 2/15/19	100,000	109,256
Vulcan Materials Co., 7.50%, 6/15/21	600,000	598,500
Westpac Banking Corp., 0.976%, 3/31/14 (e)(r)	200,000	200,000
Williams Partners LP, 3.80%, 2/15/15	200,000	209,573
Xerox Corp., 1.081%, 5/16/14 (r)	1,000,000	1,004,660

Total Corporate Bonds (Cost $20,757,851)		20,980,355

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	PRINCIPAL
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.8%	AMOUNT	VALUE
Freddie Mac, 3.75%, 3/27/19	$850,000	$900,190

Total U.S. Government Agencies And Instrumentalities (Cost $901,978)		900,190

TIME DEPOSIT - 0.9%
State Street Time Deposit, 0.098%, 7/1/11	439,794	439,794

Total Time Deposit (Cost $439,794)		439,794

TOTAL INVESTMENTS (Cost $46,610,016) - 99.2%		47,997,659
Other assets and liabilities, net - 0.8%		387,639
net assets - 100%		$48,385,298

NET ASSETS CONSIST OF:
Paid-in capital applicable to 848,627 shares of common stock
outstanding; $0.10 par value, 20,000,000 shares authorized		$45,772,211
Undistributed net investment income		743,155
Accumulated net realized gain (loss) on investments		482,289
Net unrealized appreciation (depreciation) on investments		1,387,643

net assets		$48,385,298

net asset value per share		$57.02

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	Inflation protected securities.
(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership

See notes to financial statements.

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STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2011

Net Investment InCome
Investment Income:
Interest income	$344,502
Inflation principal income	454,769
Total investment income	799,271

Expenses:
Investment advisory fee	84,274
Transfer agency fees and expenses	831
Accounting fees	2,669
Directors’ fees and expenses	2,486
Administrative fees	16,855
Custodian fees	6,260
Reports to shareholders	15,436
Professional fees	10,971
Miscellaneous	657
Total expenses	140,439
Reimbursement from Advisor	(12,577)
Fees paid indirectly	(120)
Net expenses	127,742

Net Investment InCome	671,529

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	125,346
Change in unrealized appreciation (depreciation)	497,940

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS	623,286

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,294,815

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
INCREASE (DECREASE) IN NET ASSETS	2011	2010
Operations:
Net investment income	$671,529	$641,788
Net realized gain (loss)	125,346	994,587
Change in unrealized appreciation (depreciation)	497,940	385,586

IINCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,294,815	2,021,961

Distributions to shareholders from:
Net investment income	—	(590,360)
Net realized gain	—	(356,945)
Total distributions	—	(947,305)

Capital share transactions:
Shares sold	22,836,714	12,850,348
Reinvestment of distributions	—	947,309
Shares redeemed	(5,519,675)	(20,624,230)
Total capital share transactions	17,317,039	(6,826,573)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,611,854	(5,751,917)

NET ASSETS
Beginning of period	29,773,444	35,525,361
End of period (including undistributed net investment
income of $743,155 and $71,626, respectively)	$48,385,298	$29,773,444

CAPITAL SHARE ACTIVITY
Shares sold	405,204	231,118
Shares reinvested	—	17,363
Shares redeemed	(99,493)	(372,237)
Total capital share activity	305,711	(123,756)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP Inflation Protected Plus Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc., (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
Investments In seCurItIes	Level 1	Level 2	Level 3	Total
U.S. government obligations	—	$26,577,510	—	$26,577,510
Corporate debt	—	20,980,355	—	20,980,355
Other debt obligations	—	439,794	—	439,794
TOTAL	—	$47,997,659	—	$47,997,659

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Treasury Inflation-Protected Securities: The Portfolio invests in Treasury Inflation-Protected Securities (“TIPS”), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Portfolio’s distributions.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affili-ates. For its services, the Advisor receives an annual fee, payable monthly, of .50% of the Portfolio’s average daily net assets. Under the terms of the agreement, $17,834 was payable at period end. In addition, $3,057 was payable at period end for operating expenses paid by the Advisor during June 2011.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2012. The contractual expense cap is .77% (.75% prior to May 1, 2011). For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services to the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .10% based on the Portfolio’s average daily net assets. Under the terms of the agreement, $3,567 was payable at period end.

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Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $32 for the six months ended June 30, 2011. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term and U.S. Government securities, were $13,026,865 and $5,172,435, respectively. U.S. Government security purchases and sales were $13,124,744 and $3,819,394, respectively.

As of June 30, 2011, the components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$1,464,434
Unrealized (depreciation)	(76,791)
Net unrealized appreciation/(depreciation)	$1,387,643

Federal income tax cost of investments	$46,610,016

NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$1,912	1.46%	$159,597	February 2011

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
	2011	(z)	2010	2009
Net asset value, beginning	$54.84		$53.29	$49.69
Income from investment operations:
Net investment income	1.07		1.23	.22
Net realized and unrealized gain (loss)	1.11		2.13	3.57
Total from investment operations	2.18		3.36	3.79
Distributions from:
Net investment income	—		(1.13)	(.19)
Return of capital	—		(.68)	—
Total distributions	—		(1.81)	(.19)
Total increase (decrease) in net asset value	2.18		1.55	3.60
Net asset value, ending	$57.02		$54.84	$53.29

Total return*	3.98%		6.33%	7.62%
Ratios to average net assets: A
Net investment income	3.98	% (a)	1.96%	.57%
Total expenses	.83	% (a)	.82%	.81%
Expenses before offsets	.76	% (a)	.75%	.75%
Net expenses	.76	% (a)	.75%	.75%
Portfolio turnover	26%		96%	123%
Net assets, ending (in thousands)	$48,385		$29,773	$35,525

			Periods ended
	December 31,		December 31,	December 31,
	2008	(z)	2007	2006	^
Net asset value, beginning	$53.00		$50.09	$50.00
Income from investment operations:
Net investment income	1.35		2.64	—
Net realized and unrealized gain (loss)	(2.47)		2.59	.09
Total from investment operations	(1.12)		5.23	.09
Distributions from:
Net investment income	(1.37)		(2.32)	—
Return of capital	(.82)		—	—
Total distributions	(2.19)		(2.32)	—
Total increase (decrease) in net asset value	(3.31)		2.91	.09
Net asset value, ending	$49.69		$53.00	$50.09

Total return*	(2.33%)		10.80%	.18%
Ratios to average net assets: A
Net investment income (loss)	2.59%		5.19%	(2.28	%) (a)
Total expenses	1.25%		5.27%	33.70	% (a)
Expenses before offsets	.75%		.75%	.75	% (a)
Net expenses	.75%		.75%	.75	% (a)
Portfolio turnover	56%		8%	0%
Net assets, ending (in thousands)	$17,492		$1,157	$1,002

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a)	Annualized.
(z)	Per share figures are calculated using Average Shares Method.
*	Total return is not annualized for periods less than one year.
^	From December 28, 2006 inception.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP Natural Resources Portfolio

Semi-Annual Report
June 30, 2011

Calvert INVESTMENTS
A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP NATURAL RESOURCES PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Performance

Equity markets fluctuated with global political and economic news throughout the first half of the year, particularly in reaction to the political turmoil in North Africa and the Middle East, the tragedy in Japan, the European sovereign debt crisis, the state of the U.S. economic recovery with the end of the Federal Reserve’s (Fed’s) QE2 program, and uncertainty around the raising of the U.S. debt ceiling.

For the six-month period, the Russell 1000 Index and the Standard & Poor’s 500 Index returned 6.37% and 6.02% respectively, while the MSCI EAFE Index was up 5.35% and the MSCI Emerging Markets Index was up 1.03%. Small caps performed in line with their large-cap counterparts, with the Russell 2000 Index returning 6.21%. Growth stocks outperformed value stocks, with the Russell 1000 Growth Index returning 6.83% and the Russell 1000 Value Index returning 5.92% during the first half of 2011.

U.S. companies once again showed strength, with many beating analysts’ estimates on earnings, and, in many cases, on the top line. In fact, 67.7% of S&P 500 companies beat analysts’ earnings estimates, led by Technology and Health Care companies. However, margins for many U.S. companies are coming in at lower levels than a year ago.

The market has rotated toward more-defensive sectors, prompted by the completion of the Fed’s stimulative QE2 program in June, a sell-off in commodities markets, the intensifying sovereign debt crisis in Europe, generally softer economic data, and high debt levels in the United States.

Despite some recovery after the Greek parliament’s approval of austerity measures and the IMF’s bail-out loan to Portugal in May, concerns about global economic growth prospects related to potential contagion caused by sovereign debt default in

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 1.42%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total return is not annualized for periods of one year or less.

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% of total
ECONOMIC SECTORS	Investments

Materials Stocks	29.3%
Energy Stocks	20.4%
Forestry Stocks	5.1%
Water Stocks	4.1%
Utilities Stocks	3.9%
Real Estate Stocks	1.0%
Energy Commodities	16.8%
Grains Commodities	6.5%
Industrial Metals Commodities	5.2%
Precious Metals Commodities	4.5%
Softs Commodities	2.2%
Livestock Commodities	1.0%
Total	100%

Europe drove investor sentiment. While we don’t see a high probability of the United States going into recession due to Greece’s sovereign debt default, this possibility will likely keep the eurozone’s economic growth subdued. There remains strong sentiment among investors that some of the eurozone nations are likely to leave the currency union in the next several years and default on their sovereign debt despite the austerity measures put in place by many of these nations, including Ireland, Spain, Greece, and Portugal.

Inflation is becoming more of a focus for investors worldwide as food and energy prices increase, causing concerns about global economic growth, especially in emerging economies. China, the world’s second-largest economy, is allowing its currency to appreciate as the country battles inflation, which was 5.5% as of the most recent data available at the end of June. If the fight against inflation, aggressive capital spending, and a hyperactive real-estate market are not successful, China’s economy may have a hard landing, which would have a pronounced negative impact on the world economy. Credit and asset bubbles that may be developing in that country continue to be a potential source of risk which seems to be largely overlooked by investors.

Despite increases in food and energy prices, the latest data available as of the end of June showed that core inflation in the U.S. remains low (1.2%) and unemployment high (9.2%), driving the Fed to continue to call for an accommodative monetary policy. At the same time, the Fed’s recent position is that the economy is expanding at a moderate pace. If and when the growth rate accelerates--and we think that can happen in the next 12 months--Fed policy will likely become less accommodative.

The recent retrenchment in markets in reaction to mixed economic news is appropriate given the risks in the system. Negative ramifications from supply-chain disruptions caused by the events in Japan, extreme weather in parts of the United States, job cutting at the municipal level, and the expiration of QE2 are having a short-term negative impact on economic growth and employment. However, the United States still looks better than the rest of the world.

outlook

Despite the summer doldrums in equity markets and growing investor pessimism, we do not subscribe to the double-dip recession sentiment that became more prevalent during the second quarter. QE2 rolled off at the end of the quarter and, if bank loans continue to grow, the end of that program should have less of an impact on the markets. Moreover, the portion of demand not met due to the catastrophic events in Japan should not be a permanent loss in global gross domestic product but rather a deferral into the second half of 2011 once the supply chain is restored, creating a significant possibility for an upside surprise.

As demand recovers, we may see positive earnings surprises from U.S. companies, beating pessimistic consensus estimates. Fuel prices are also retreating somewhat, which should help consumer spending. The pull-back in oil prices to a four-month low in June—after the International Energy Agency said crude will be released from strategic reserves—should help support the global economic recovery and mitigate inflation concerns.

We believe the U.S. economy can withstand a mild shock from a European default crisis provided it doesn’t engulf U.S. banks. We also believe the current softening in the economic data is temporary. If a political agreement is reached for deficit reduction and an increase in the debt ceiling, equity markets are likely to react positively.

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Since shifts and developments can occur quickly in a recovering economy, we encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2011

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Actual	$1,000.00	$1,024.80	$3.80

Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.04	$3.79

* Expenses are equal to the Fund’s annualized expense ratio of .76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Portfolio invests are not included in the annualized expense ratios.

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STATEMENT OF NET ASSETS JUNE 30, 2011

INVESTMENT COMPANIES - 98.7%	SHARES	VALUE
Guggenheim Timber Index ETF	117,900	$2,487,690
iPath Dow Jones-UBS Commodity Index Total Return ETN*	187,000	8,832,010
iShares Dow Jones US Utilities Sector Index ETF	11,500	950,820
iShares S&P Global Materials Sector Index ETF	80,500	5,907,895
iShares S&P North American Natural Resources Sector Index ETF	227,800	9,945,748
Market Vectors Gold Miners ETF	17,700	966,243
PowerShares DB Commodity Index Tracking Fund*	305,200	8,838,592
PowerShares Water Resources Portfolio ETF	102,000	1,974,720
Vanguard Materials ETF	97,600	8,400,432
Vanguard REIT ETF	7,800	468,780

Total Investment Companies (Cost $41,314,922)		48,772,930

	PRINCIPAL
TIME DEPOSIT - 2.1%	AMOUNT
State Street Time Deposit, 0.098%, 7/1/11	$1,036,255	1,036,255

Total Time Deposit (Cost $1,036,255)		1,036,255

TOTAL INVESTMENTS (Cost $42,351,177) - 100.8%		49,809,185
Other assets and liabilities, net - (0.8%)		(397,736)
net assets - 100%		$49,411,449

NET ASSETS CONSIST OF:
Paid-in capital applicable to 866,569 shares of common stock
outstanding; $0.10 par value, 20,000,000 shares authorized		$44,267,942
Undistributed net investment income		108,887
Accumulated net realized gain (loss) on investments		(2,423,388)
Net unrealized appreciation (depreciation) on investments		7,458,008

NET ASSETS		$49,411,449

NET ASSET VALUE PER SHARE		$57.02

* Non-income producing security.

Abbreviations:
ETF: Exchange-traded fund
ETN: Exchange-traded note
REIT: Real Estate Investment Trust

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011

Net Investment Income
Investment Income:
Dividend income	$138,581
Interest income	139
Total investment income	138,720

Expenses:
Investment advisory fee	124,754
Transfer agency fees and expenses	861
Accounting fees	3,836
Directors’ fees and expenses	3,495
Administrative fees	22,683
Custodian fees	6,159
Reports to shareholders	17,127
Professional fees	11,015
Miscellaneous	1,046
Total expenses	190,976
Reimbursement from Advisor	(19,033)
Fees paid indirectly	(253)
Net expenses	171,690

Net Investment Income (loss)	(32,970)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	1,750,583
Changes in unrealized appreciation (depreciation)	(692,413)

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS	1,058,170

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,025,200

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
Increase (decrease) In net assets	2011	2010
Operations:
Net investment income (loss)	($32,970)	$267,823
Net realized gain (loss)	1,750,583	347,297
Change in unrealized appreciation (depreciation)	(692,413)	6,947,741

Increase (decrease) In net assets
resultIng from oPeratIons	1,025,200	7,562,861

Distributions to shareholders from:
Net investment income	—	(125,966)

Capital share transactions:
Shares sold	10,198,610	22,767,385
Reinvestment of distributions	—	125,969
Shares redeemed	(4,180,669)	(5,330,921)
Total capital share transactions	6,017,941	17,562,433

total Increase (decrease) In net assets	7,043,141	24,999,328

net assets
Beginning of period	42,368,308	17,368,980
End of period (including undistributed net investment income of
$108,887 and $141,857, respectively)	$49,411,449	$42,368,308

capital share activity
Shares sold	177,726	506,255
Reinvestment of distributions	—	2,279
Shares redeemed	(72,666)	(111,839)
Total capital share activity	105,060	396,695

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP Natural Resources Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in exchange traded funds and exchange traded notes (the “Underlying Funds”) representing different natural resources exposures.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Exchange traded funds and notes are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	Level 1	Level 2	Level 3	Total
Exchange traded funds & notes	$48,772,930	—	—	$48,772,930
Other debt obligations		$1,036,255		1,036,255
TOTAL	$48,772,930	$1,036,255	—	$49,809,185

Security Transactions and Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulation.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value

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measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .55%, of the Portfolio’s average daily net assets. Under the terms of the agreement, $21,337 was payable at period end. In addition, $1,390 was payable at period end for operating expenses paid by the Advisor during June 2011.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2012. The contractual expense cap is .77% (.75% prior to May 1, 2011). For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services to the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .10% based on the Portfolio’s average daily net assets. Under the terms of the agreement, $3,879 was payable at period end.

Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $40 for the six months ended June 30, 2011. Under the terms of the agreement, $7 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $13,485,452 and $7,705,557, respectively.

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE
31-Dec-16	($60,154)

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Capital losses may be used to offset future taxable capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the tax basis components of unrealized appreciation/ (depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$4,681,996
Unrealized (depreciation)	(445,805)
Net unrealized appreciation/(depreciation)	$4,236,191

Federal income tax cost of investments	$45,572,994

NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$1,999	1.49%	$215,823	February 2011

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
	2011		2010 (z)	2009	(z)
Net asset value, beginning	$55.64		$47.61	$36.42
Income from investment operations:
Net investment income (loss)	(.06)		.47	.08
Net realized and unrealized gain	1.44		7.73	11.22
Total from investment operations	1.38		8.20	11.30
Distributions from:
Net investment income	—		(.17)	(.11)
Total distributions	—		(.17)	(.11)
Total increase (decrease) in net asset value	1.38		8.03	11.19
Net asset value, ending	$57.02		$55.64	$47.61

Total return*	2.48%		17.22%	31.04%
Ratios to average net assets: A,B
Net investment income (loss)	(.15	%) (a)	.98%	.20%
Total expenses	.84	% (a)	.87%	.90%
Expenses before offsets	.76	% (a)	.75%	.75%
Net expenses	.76	% (a)	.75%	.75%
Portfolio turnover	17%		30%	35%
Net assets, ending (in thousands)	$49,411		$42,368	$17,369

			Periods ended
	December 31,		December 31,	December 31,
	2008		2007	2006	^
Net asset value, beginning	$60.90		$49.98	$50.00
Income from investment operations:
Net investment income	.10		.10	—
Net realized and unrealized gain (loss)	(24.46)		10.82	(.02)
Total from investment operations	(24.36)		10.92	(.02)
Distributions from:
Net investment income	(.12)		—	—
Total distributions	(.12)		—	—
Total increase (decrease) in net asset value	(24.48)		10.92	(.02)
Net asset value, ending	$36.42		$60.90	$49.98

Total return*	(40.03%)		21.85%	(.04%)
Ratios to average net assets: A,B
Net investment income (loss)	.40%		.23%	(.75	%) (a)
Total expenses	1.38%		6.33%	133.46	% (a)
Expenses before offsets	.75%		.75%	.75	% (a)
Net expenses	.75%		.75%	.75	% (a)
Portfolio turnover	101%		28%	0%
Net assets, ending (in thousands)	$7,674		$1,255	$250

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
B	Amounts do not include the activity of the Underlying Funds.
(a)	Annualized.
(z)	Per share figures are calculated using the Average Shares Method.
*	Total return is not annualized for periods less than one year.
^	From December 28, 2006, inception.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)    This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

            There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:       /s/ Barbara J. Krumsiek

            Barbara J. Krumsiek

            Chairman -- Principal Executive Officer

Date: August 30, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek

            Barbara J. Krumsiek

            Chairman -- Principal Executive Officer

Date: August 30, 2011

            /s/ Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: August 30, 2011